UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 61.7%
	Automobiles & Components - 0.4%
663,660	Ford Motor Co.	$8,959,410

	Banks - 6.1%
560,390	Citigroup, Inc.	23,396,283
759,170	JP Morgan Chase & Co.	44,958,047
111,320	M&T Bank Corp.	12,356,520
297,130	PNC Financial Services Group, Inc.	25,128,284
899,860	Wells Fargo & Co.	43,517,230

		149,356,364

	Capital Goods - 5.0%
207,630	3M Co.	34,597,387
426,960	Eaton Corp. plc	26,710,618
449,030	Fortune Brands Home & Security, Inc.	25,163,641
318,510	Ingersoll-Rand plc	19,750,805
155,720	United Technologies Corp.	15,587,572

		121,810,023

	Commercial & Professional Services - 0.7%
347,650	Nielsen Holdings plc	18,307,249

	Consumer Durables & Apparel - 0.5%
116,550	PVH Corp.	11,545,443

	Consumer Services - 1.6%
357,000	Hilton Worldwide Holdings, Inc.	8,039,640
89,560	McDonald’s Corp.	11,255,901
340,120	Norwegian Cruise Line Holdings Ltd.*	18,805,235

		38,100,776

	Diversified Financials - 2.7%
114,470	Ameriprise Financial, Inc.	10,761,325
76,600	BlackRock, Inc.	26,087,662
86,290	Goldman Sachs Group, Inc.	13,545,804
506,700	Invesco Ltd.	15,591,159

		65,985,950

	Energy - 3.8%
165,760	Anadarko Petroleum Corp.	7,719,443
198,960	Chevron Corp.	18,980,784
153,830	EOG Resources, Inc.	11,164,981
285,410	Exxon Mobil Corp.	23,857,422
359,570	Halliburton Co.	12,843,841
580,660	Marathon Oil Corp.	6,468,552
179,670	Occidental Petroleum Corp.	12,294,818

		93,329,841

	Food & Staples Retailing - 1.3%
297,380	CVS Health Corp.	30,847,227

	Food, Beverage & Tobacco - 3.6%
108,230	Anheuser-Busch InBev N.V. ADR	13,491,952
317,488	British American Tobacco plc	18,565,397
402,450	Coca-Cola Co.	18,669,655
237,856	Kraft Heinz Co.	18,685,967
453,380	Mondelez International, Inc. Class A	18,189,606

		87,602,577

	Health Care Equipment & Services - 3.1%
212,960	Baxter International, Inc.	8,748,397
486,095	Medtronic plc	36,457,125
236,460	UnitedHealth Group, Inc.	30,479,694

		75,685,216

	Household & Personal Products - 0.7%
170,110	Estee Lauder Cos., Inc. Class A	16,043,074

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Insurance - 2.4%
361,430	American International Group, Inc.	$19,535,291
546,340	Marsh & McLennan Cos., Inc.	33,212,009
233,480	Unum Group	7,219,202

		59,966,502

	Materials - 1.6%
401,710	Dow Chemical Co.	20,430,970
219,090	International Paper Co.	8,991,454
205,100	Nucor Corp.	9,701,230

		39,123,654

	Media - 2.2%
369,980	CBS Corp. Class B	20,382,198
306,990	Comcast Corp. Class A	18,750,949
377,870	Thomson Reuters Corp.	15,296,178

		54,429,325

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
75,840	Allergan plc*	20,327,395
146,430	Amgen, Inc.	21,954,250
530,660	AstraZeneca plc ADR	14,943,386
515,080	Bristol-Myers Squibb Co.	32,903,310
178,200	Eisai Co., Ltd.	10,713,689
257,310	Gilead Sciences, Inc.	23,636,497
730,910	Merck & Co., Inc.	38,672,448
69,245	Roche Holding AG	17,002,437
202,582	UCB S.A.	15,464,133
132,600	Vertex Pharmaceuticals, Inc.*	10,540,374

		206,157,919

	Retailing - 3.3%
11,702,200	Allstar Co.*(1)(2)(3)	10,297,936
178,120	Dollar General Corp.	15,247,072
243,890	Home Depot, Inc.	32,542,243
118,700	Liberty Interactive Corp. QVC Group Class A*	2,997,175
208,540	Nordstrom, Inc.	11,930,573
163,241	Tory Burch LLC*(1)(2)(3)	8,592,983

		81,607,982

	Semiconductors & Semiconductor Equipment - 3.1%
282,130	Analog Devices, Inc.	16,699,275
926,730	Intel Corp.	29,979,715
800,600	Maxim Integrated Products, Inc.	29,446,068

		76,125,058

	Software & Services - 5.9%
57,545	Alphabet, Inc. Class C*	42,868,148
305,900	Cognizant Technology Solutions Corp. Class A*	19,179,930
487,400	Genpact Ltd.*	13,252,406
1,000,650	Microsoft Corp.	55,265,899
775,020	Symantec Corp.	14,244,868

		144,811,251

	Technology Hardware & Equipment - 2.9%
202,660	Apple, Inc.	22,087,913
1,756,730	Cisco Systems, Inc.	50,014,103

		72,102,016

	Telecommunication Services - 0.4%
184,490	Verizon Communications, Inc.	9,977,219

	Transportation - 0.6%
180,540	Union Pacific Corp.	14,361,957

	Utilities - 1.4%
288,240	NextEra Energy, Inc.	34,110,322

	Total Common Stocks (cost $1,134,833,311)	1,510,346,355

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 1.7%
	Asset-Backed - Automobile - 0.5%
$225,000	CarMax Auto Owner Trust 1.95%, 09/16/2019	$225,010
1,245,000	Drive Auto Receivables Trust 2.12%, 06/17/2019(3)	1,245,568
1,022,972	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(3)	1,019,159
1,625,000	First Investors Auto Owner Trust 1.67%, 11/16/2020(3)	1,617,772
515,000	Hyundai Automotive Receivables Trust 2.48%, 03/15/2019	521,139
600,000	Prestige Automotive Receivables Trust 1.91%, 04/15/2020(3)	594,912
	Santander Drive Automotive Receivables Trust
1,630,000	1.97%, 11/15/2019	1,627,818
675,000	2.25%, 06/17/2019	676,747
400,000	2.33%, 11/15/2019	401,882
2,420,000	2.36%, 04/15/2020	2,427,795
655,000	2.57%, 03/15/2019	659,345
	Westlake Automobile Receivables Trust
357,038	0.97%, 10/16/2017(3)	356,855
1,355,000	1.83%, 01/15/2021(3)	1,349,965

		12,723,967

	Asset-Backed - Finance & Insurance - 0.7%
	Ally Master Owner Trust
4,885,000	1.54%, 09/15/2019	4,883,813
4,890,000	1.60%, 10/15/2019	4,888,797
430,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(3)	430,519
1,260,000	Green Tree Agency Advance Funding Trust 2.30%, 10/15/2046(3)	1,258,387
	OneMain Financial Issuance Trust
440,000	3.66%, 02/20/2029(3)	438,584
870,000	4.10%, 03/20/2028(3)	876,103
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(3)	1,572,405
	Springleaf Funding Trust
1,765,000	3.16%, 11/15/2024(3)	1,746,556
755,000	3.48%, 05/15/2028(3)	718,942

		16,814,106

	Asset-Backed - Home Equity - 0.0%
7,906	New Century Home Equity Loan Trust 1.01%, 03/25/2035(4)	7,902

	Commercial Mortgage - Backed Securities - 0.5%
1,765,000	Hilton USA Trust 2.66%, 11/05/2030(3)	1,767,322
2,305,737	JP Morgan Chase Commercial Mortgage Securities Trust 5.70%, 02/12/2049(4)	2,368,638
912,979	LB-UBS Commercial Mortgage Trust 6.08%, 04/15/2041(4)	965,129
3,383,500	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.74%, 06/12/2050(4)	3,494,048
2,500,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(3)(4)	2,459,184
2,278,088	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048	2,297,813

		13,352,134

	Total Asset & Commercial Mortgage Backed Securities (cost $43,405,737)	42,898,109

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Corporate Bonds - 18.4%
	Advertising - 0.0%
$1,065,000	Omnicom Group, Inc. 3.60%, 04/15/2026(5)	$1,090,939

	Aerospace/Defense - 0.2%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(3)	874,635
	Lockheed Martin Corp.
470,000	2.50%, 11/23/2020	481,403
1,625,000	4.07%, 12/15/2042	1,641,939
256,000	4.50%, 05/15/2036	275,372
640,000	4.70%, 05/15/2046	715,604
560,000	4.85%, 09/15/2041	632,351

		4,621,304

	Agriculture - 0.3%
	Altria Group, Inc.
880,000	4.50%, 05/02/2043	945,470
1,995,000	4.75%, 05/05/2021	2,262,657
	BAT International Finance plc
685,000	2.75%, 06/15/2020(3)	704,435
2,775,000	3.25%, 06/07/2022(3)	2,938,467
290,000	3.50%, 06/15/2022(3)	308,452
1,065,000	Imperial Tobacco Finance plc 3.75%, 07/21/2022(3)	1,111,864
270,000	Philip Morris International, Inc. 5.65%, 05/16/2018	295,191

		8,566,536

	Airlines - 0.4%
3,272,183	Continental Airlines, Inc. 5.98%, 10/19/2023	3,615,762
	Southwest Airlines Co.
2,700,000	5.75%, 12/15/2016	2,788,106
2,392,399	6.15%, 02/01/2024	2,649,582

		9,053,450

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(3)	152,136
5,600,000	2.63%, 09/15/2016(3)	5,634,944
	Ford Motor Credit Co. LLC
2,985,000	2.38%, 03/12/2019	2,998,567
1,955,000	3.16%, 08/04/2020	1,994,235
1,785,000	General Motors Financial Co., Inc. 4.20%, 03/01/2021	1,843,685
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(3)	576,290

		13,199,857

	Beverages - 0.7%
	Anheuser-Busch InBev Finance, Inc.
3,200,000	3.30%, 02/01/2023	3,326,794
2,075,000	3.65%, 02/01/2026	2,182,097
2,360,000	4.70%, 02/01/2036	2,550,462
280,000	4.90%, 02/01/2046	312,917
	Anheuser-Busch InBev Worldwide, Inc.
480,000	3.75%, 07/15/2042	456,028
3,205,000	7.75%, 01/15/2019	3,735,472
	Coca-Cola Femsa S.A.B. de C.V.
1,176,000	2.38%, 11/26/2018	1,193,856
1,300,000	3.88%, 11/26/2023	1,346,798
	Heineken N.V.
790,000	2.75%, 04/01/2023(3)	794,137
50,000	4.00%, 10/01/2042(3)	48,773
	Molson Coors Brewing Co.
765,000	3.50%, 05/01/2022	788,722
215,000	5.00%, 05/01/2042	223,677

		16,959,733

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Biotechnology - 0.2%
$1,340,000	Biogen, Inc. 2.90%, 09/15/2020	$1,379,060
	Celgene Corp.
230,000	2.25%, 05/15/2019	233,336
770,000	3.55%, 08/15/2022	807,327
535,000	3.63%, 05/15/2024	552,978
	Gilead Sciences, Inc.
335,000	2.55%, 09/01/2020	344,988
935,000	3.50%, 02/01/2025	986,149
930,000	3.70%, 04/01/2024	997,831
405,000	4.50%, 02/01/2045	428,980

		5,730,649

	Chemicals - 0.2%
2,750,000	Agrium, Inc. 3.15%, 10/01/2022	2,698,674
1,145,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	1,022,894
300,000	Monsanto Co. 4.70%, 07/15/2064	259,229

		3,980,797

	Commercial Banks - 4.4%
2,200,000	Abbey National Treasury Services plc 2.50%, 03/14/2019	2,220,966
4,300,000	American Express Centurion Bank 6.00%, 09/13/2017	4,565,869
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,228,501
2,950,000	4.20%, 08/26/2024	3,003,956
1,655,000	5.00%, 05/13/2021	1,836,868
1,000,000	6.40%, 08/28/2017	1,062,889
6,000,000	6.88%, 04/25/2018	6,588,126
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	2,034,455
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(3)	2,885,893
800,000	Barclays Bank plc 6.05%, 12/04/2017(3)	843,382
2,075,000	BNP Paribas S.A. 2.40%, 12/12/2018	2,109,003
	BPCE S.A.
365,000	2.50%, 12/10/2018	371,490
1,075,000	4.00%, 04/15/2024	1,138,417
1,475,000	5.15%, 07/21/2024(3)	1,506,603
	Capital One Financial Corp.
2,875,000	3.75%, 04/24/2024	2,958,280
815,000	4.20%, 10/29/2025	825,193
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,236,397
1,000,000	4.95%, 11/07/2043	1,077,395
690,000	5.30%, 05/06/2044	721,949
290,000	8.13%, 07/15/2039	429,002
505,000	Compass Bank 2.75%, 09/29/2019	502,900
	Credit Agricole S.A.
950,000	2.50%, 04/15/2019(3)	965,569
790,000	4.38%, 03/17/2025(3)	773,576
855,000	Credit Suisse AG 3.00%, 10/29/2021	872,125
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,361,308
1,885,000	3.80%, 09/15/2022	1,876,093

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Credit Suisse New York
$945,000	2.30%, 05/28/2019	$953,951
250,000	3.63%, 09/09/2024	253,481
	Goldman Sachs Group, Inc.
3,335,000	2.38%, 01/22/2018	3,377,898
2,975,000	5.63%, 01/15/2017	3,069,194
1,700,000	6.15%, 04/01/2018	1,839,050
2,590,000	6.25%, 02/01/2041	3,220,243
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,051,108
2,160,000	6.10%, 01/14/2042	2,695,583
	Huntington National Bank
2,120,000	2.20%, 11/06/2018	2,123,468
760,000	2.20%, 04/01/2019	758,663
1,490,000	2.40%, 04/01/2020	1,478,426
5,200,000	ING Bank N.V. 3.75%, 03/07/2017(3)	5,315,648
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,336,170
2,000,000	4.95%, 03/25/2020	2,207,170
705,000	5.40%, 01/06/2042	841,944
2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,654,941
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(3)	470,285
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,960,142
1,000,000	3.70%, 10/23/2024	1,032,820
515,000	4.30%, 01/27/2045	518,214
250,000	5.63%, 09/23/2019	278,192
4,250,000	National City Corp. 6.88%, 05/15/2019	4,784,119
4,795,000	Santander Bank NA 8.75%, 05/30/2018	5,341,894
1,800,000	Santander Issuances SAU 5.18%, 11/19/2025	1,739,432
	UBS Group Funding Jersey Ltd.
1,665,000	2.95%, 09/24/2020(3)	1,670,516
1,900,000	3.00%, 04/15/2021(3)	1,903,492
1,000,000	Wachovia Corp. 5.75%, 06/15/2017	1,052,326
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,719,256

		107,643,831

	Commercial Services - 0.3%
765,000	Catholic Health Initiatives 2.60%, 08/01/2018	779,169
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(3)	656,123
340,000	2.75%, 03/15/2017(3)	344,043
1,800,000	4.50%, 08/16/2021(3)	1,957,606
1,500,000	5.63%, 03/15/2042(3)	1,688,259
795,000	Total System Services, Inc. 3.80%, 04/01/2021	817,581

		6,242,781

	Country Funds-Closed-end - 0.1%
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(3)	2,726,908

	Diversified Financial Services - 1.2%
1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,653,731
3,620,000	Discover Financial Services 6.45%, 06/12/2017	3,794,589

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$614,000	Eaton Vance Corp. 6.50%, 10/02/2017	$655,567
	GE Capital International Funding Co.
1,989,000	2.34%, 11/15/2020(3)	2,037,611
4,172,000	4.42%, 11/15/2035(3)	4,532,432
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(3)	1,903,128
10,178,393	Postal Square L.P. 8.95%, 06/15/2022	12,390,768
	Synchrony Financial
2,045,000	2.60%, 01/15/2019	2,049,368
520,000	2.70%, 02/03/2020	515,270
355,000	3.00%, 08/15/2019	360,628

		29,893,092

	Electric - 1.3%
1,700,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	1,809,830
2,605,000	Consolidated Edison Co. of New York, Inc. 5.30%, 12/01/2016	2,674,421
	Dominion Resources, Inc.
2,850,000	3.63%, 12/01/2024	2,891,658
1,750,000	4.10%, 04/01/2021	1,789,498
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,523,756
2,375,000	Electricite de France S.A. 5.63%, 01/22/2024(3)(4)(6)	2,173,125
285,000	Eversource Energy 3.15%, 01/15/2025	283,776
1,275,000	Indianapolis Power and Light 6.60%, 06/01/2037(3)	1,669,358
4,750,000	NextEra Energy Capital Holdings, Inc. 2.06%, 09/01/2017	4,775,655
340,000	NiSource Finance Corp. 4.80%, 02/15/2044	358,645
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	380,429
1,185,000	4.10%, 06/01/2022	1,280,394
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	749,186
435,000	5.13%, 11/15/2043	508,040
4,000,000	Southern California Edison Co. 5.55%, 01/15/2037	4,918,896
1,450,000	Southern Co. 2.75%, 06/15/2020	1,470,132
1,795,000	State Grid Overseas Investment 2.75%, 05/07/2019(3)	1,841,894

		31,098,693

	Food - 0.2%
415,000	Grupo Bimbo S.A.B. de C.V. 3.88%, 06/27/2024(3)	416,984
555,000	Kraft Foods Group, Inc. 2.25%, 06/05/2017	560,339
2,030,000	Kraft Heinz Foods Co. 3.50%, 07/15/2022(3)	2,130,452
	Kroger Co.
620,000	3.30%, 01/15/2021	654,920
1,065,000	4.00%, 02/01/2024	1,152,608
225,000	Mondelez International, Inc. 4.00%, 02/01/2024	241,571

		5,156,874

	Gas - 0.3%
5,875,000	Atmos Energy Corp. 6.35%, 06/15/2017	6,202,243

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Healthcare-Products - 0.1%
	Medtronic, Inc.
$545,000	2.50%, 03/15/2020	$563,973
775,000	3.15%, 03/15/2022	821,975
1,230,000	3.50%, 03/15/2025	1,312,829
310,000	3.63%, 03/15/2024	332,860
205,000	4.38%, 03/15/2035	221,939

		3,253,576

	Healthcare-Services - 0.4%
421,000	Anthem, Inc. 3.30%, 01/15/2023	425,630
2,125,000	Cigna Corp. 3.25%, 04/15/2025	2,119,131
	Dignity Health
180,000	2.64%, 11/01/2019	183,727
380,000	3.81%, 11/01/2024	401,476
	Kaiser Foundation Hospitals
521,000	3.50%, 04/01/2022	544,079
670,000	4.88%, 04/01/2042	748,722
530,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	543,795
500,000	NewYork-Presbyterian Hospital 4.02%, 08/01/2045	499,214
1,120,000	Toledo Hospital 4.98%, 11/15/2045	1,262,706
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	978,704
1,440,000	3.75%, 07/15/2025	1,551,575

		9,258,759

	Household Products - 0.3%
6,377,088	Procter & Gamble Co. 9.36%, 01/01/2021	7,661,147

	Insurance - 0.5%
1,445,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,473,677
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	503,242
840,000	3.35%, 05/15/2024	879,866
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(3)	209,644
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(3)	566,856
	MetLife, Inc.
305,000	1.90%, 12/15/2017	306,301
2,205,000	3.60%, 04/10/2024	2,281,302
795,000	4.88%, 11/13/2043	847,125
1,500,000	Prudential Financial, Inc. 3.50%, 05/15/2024	1,524,603
505,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(3)	541,132
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,252,139

		11,385,887

	Internet - 0.1%
200,000	Alibaba Group Holding Ltd. 2.50%, 11/28/2019	201,790
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,273,263
1,020,000	4.80%, 12/05/2034	1,145,734
570,000	4.95%, 12/05/2044	656,748

		3,277,535

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	IT Services - 0.1%
$1,360,000	Apple, Inc. 3.45%, 05/06/2024	$1,450,513
1,851,000	EMC Corp. 1.88%, 06/01/2018	1,810,260

		3,260,773

	Lodging - 0.1%
1,900,000	Marriott International, Inc. 2.88%, 03/01/2021	1,918,354

	Machinery-Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,567,167
	Caterpillar, Inc.
835,000	3.40%, 05/15/2024	876,993
135,000	4.30%, 05/15/2044	140,745

		2,584,905

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	414,711
1,275,000	4.50%, 02/15/2021	1,405,598
645,000	CCO Safari II LLC 6.48%, 10/23/2045(3)	717,708
2,450,000	Comcast Corp. 4.40%, 08/15/2035	2,654,354
2,320,000	Cox Communications, Inc. 4.80%, 02/01/2035(3)	2,029,313
	Grupo Televisa S.A.B.
420,000	5.00%, 05/13/2045	386,247
700,000	6.13%, 01/31/2046	742,000
	Sky plc
1,265,000	2.63%, 09/16/2019(3)	1,278,127
2,386,000	3.75%, 09/16/2024(3)	2,462,359
	Time Warner Cable, Inc.
4,120,000	5.85%, 05/01/2017	4,294,828
395,000	6.55%, 05/01/2037	432,856
250,000	7.30%, 07/01/2038	293,250
480,000	8.25%, 04/01/2019	558,804
40,000	8.75%, 02/14/2019	46,836
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	166,219
	Viacom, Inc.
835,000	3.88%, 12/15/2021	867,616
1,850,000	4.85%, 12/15/2034	1,642,016

		20,392,842

	Mining - 0.2%
2,465,000	BHP Billiton Finance USA Ltd. 3.85%, 09/30/2023	2,538,654
1,905,000	Rio Tinto Finance USA Ltd. 3.75%, 09/20/2021	1,977,211

		4,515,865

	Miscellaneous Manufacturing - 0.1%
450,000	Parker-Hannifin Corp. 4.45%, 11/21/2044	489,561
2,375,000	Pentair Finance S.A. 2.90%, 09/15/2018	2,381,812

		2,871,373

	Oil & Gas - 1.4%
1,350,000	Anadarko Petroleum Corp. 6.38%, 09/15/2017	1,414,766
2,450,000	BG Energy Capital plc 4.00%, 10/15/2021(3)	2,559,625
	BP Capital Markets plc

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$655,000	2.32%, 02/13/2020	$660,395
1,640,000	3.51%, 03/17/2025	1,664,844
140,000	3.99%, 09/26/2023	147,942
2,850,000	4.75%, 03/10/2019	3,074,956
	ConocoPhillips Co.
565,000	2.88%, 11/15/2021	554,171
795,000	3.35%, 05/15/2025	760,418
395,000	4.30%, 11/15/2044	341,572
230,000	5.75%, 02/01/2019	249,526
115,000	6.00%, 01/15/2020	127,880
	Devon Energy Corp.
2,695,000	3.25%, 05/15/2022	2,269,163
705,000	5.00%, 06/15/2045	526,189
315,000	5.60%, 07/15/2041	246,708
2,785,000	EnCana Corp. 6.50%, 05/15/2019	2,778,873
1,590,000	Petroleos Mexicanos 5.50%, 02/04/2019(3)	1,665,525
360,000	Phillips 66 4.88%, 11/15/2044	360,655
	Pioneer Natural Resources Co.
1,315,000	4.45%, 01/15/2026	1,325,341
3,540,000	7.50%, 01/15/2020	4,001,867
	Shell International Finance B.V.
691,000	3.25%, 05/11/2025	697,520
500,000	4.38%, 03/25/2020	545,835
3,950,000	Sinopec Group Overseas Development 2015 Ltd. 2.50%, 04/28/2020(3)	3,966,460
	Statoil ASA
340,000	2.25%, 11/08/2019	344,208
160,000	2.45%, 01/17/2023	155,116
495,000	2.75%, 11/10/2021	501,551
1,850,000	2.90%, 11/08/2020	1,898,102
210,000	3.25%, 11/10/2024	212,339
45,000	3.70%, 03/01/2024	47,003
	Suncor Energy, Inc.
615,000	3.60%, 12/01/2024	608,865
270,000	6.10%, 06/01/2018	288,635
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,369,128

		35,365,178

	Oil & Gas Services - 0.2%
1,085,000	Halliburton Co. 3.38%, 11/15/2022	1,104,171
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(3)	953,005
1,625,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	1,687,479

		3,744,655

	Pharmaceuticals - 0.9%
270,000	AbbVie, Inc. 3.20%, 11/06/2022	279,214
	Actavis Funding SCS
610,000	3.00%, 03/12/2020	627,207
1,035,000	3.45%, 03/15/2022	1,074,493
330,000	3.80%, 03/15/2025	343,445
600,000	4.85%, 06/15/2044	638,963
	Bayer US Finance LLC
260,000	2.38%, 10/08/2019(3)	267,988
1,215,000	3.00%, 10/08/2021(3)	1,270,951
395,000	3.38%, 10/08/2024(3)	416,430
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	1,005,040
880,000	3.50%, 11/15/2024	914,693
1,035,000	4.50%, 11/15/2044	1,048,939

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	EMD Finance LLC
$2,015,000	2.95%, 03/19/2022(3)	$2,056,739
3,000,000	3.25%, 03/19/2025(3)	2,996,043
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,536,093
800,000	Forest Laboratories LLC 5.00%, 12/15/2021(3)	893,138
305,000	Forest Laboratories, Inc. 4.88%, 02/15/2021(3)	336,286
	McKesson Corp.
100,000	2.85%, 03/15/2023	99,662
650,000	3.80%, 03/15/2024	678,523
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	2,006,419
1,640,000	2.80%, 05/18/2023	1,711,289
630,000	4.15%, 05/18/2043	688,164
1,925,000	Mylan N.V. 3.00%, 12/15/2018(3)	1,951,417

		22,841,136

	Pipelines - 0.6%
990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018(3)	980,056
1,300,000	Energy Transfer Partners L.P. 5.15%, 03/15/2045	1,010,565
1,875,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	1,875,572
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,203,610
2,510,000	Regency Energy Partners L.P. 5.88%, 03/01/2022	2,438,440
2,375,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	2,332,267
1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,094,273
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,210,934

		14,145,717

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
480,000	1.75%, 09/15/2017(3)	478,174
730,000	2.70%, 09/17/2019(3)	734,962
1,400,000	3.25%, 10/05/2020(3)	1,429,980

		2,643,116

	Real Estate Investment Trusts - 0.4%
975,000	American Tower Corp. 3.45%, 09/15/2021	996,979
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	793,550
2,010,000	Brandywine Operating Partnership L.P. 6.00%, 04/01/2016	2,010,000
	HCP, Inc.
2,960,000	4.00%, 06/01/2025	2,844,536
2,030,000	6.00%, 01/30/2017	2,096,990
1,735,000	Scentre Group 2.38%, 11/05/2019(3)	1,738,770

		10,480,825

	Retail - 0.5%
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	910,331
1,908,000	3.70%, 04/15/2022	1,993,022
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,315,002
1,370,000	4.88%, 07/20/2035	1,527,508

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,185,000	5.13%, 07/20/2045	$1,372,375
325,000	Home Depot, Inc. 4.40%, 03/15/2045	361,466
1,850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	2,031,102
1,435,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	1,497,359

		12,008,165

	Savings & Loans - 0.1%
1,610,000	Nationwide Building Society 2.35%, 01/21/2020(3)	1,610,873

	Telecommunications - 0.9%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	651,755
530,000	4.38%, 07/16/2042	514,869
	AT&T, Inc.
355,000	3.95%, 01/15/2025	368,963
2,185,000	4.45%, 04/01/2024	2,365,038
1,000,000	6.80%, 05/15/2036	1,217,398
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(3)	703,574
	Orange S.A.
3,200,000	4.13%, 09/14/2021	3,483,318
420,000	9.00%, 03/01/2031	637,302
	Verizon Communications, Inc.
425,000	3.45%, 03/15/2021	451,093
2,415,000	3.50%, 11/01/2021	2,565,486
4,795,000	4.50%, 09/15/2020	5,293,790
1,911,000	4.52%, 09/15/2048	1,914,251
715,000	4.75%, 11/01/2041	734,629
263,000	6.40%, 09/15/2033	323,490

		21,224,956

	Transportation - 0.2%
	FedEx Corp.
845,000	4.90%, 01/15/2034	913,035
1,435,000	5.10%, 01/15/2044	1,598,706
1,685,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.20%, 07/15/2020(3)	1,685,905

		4,197,646

	Total Corporate Bonds (cost $431,415,337)	450,810,970

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico Government International Bond
1,674,000	3.50%, 01/21/2021	1,732,590
1,185,000	3.60%, 01/30/2025	1,208,700

	Total Foreign Government Obligations (cost $2,840,121)	2,941,290

Municipal Bonds - 1.2%
	General - 0.2%
585,000	Chicago Transit Auth 6.90%, 12/01/2040	702,520
1,785,000	Kansas Dev Finance Auth 4.93%, 04/15/2045	1,881,783
2,400,000	New Jersey State, Economic Auth Rev 3.80%, 06/15/2018	2,417,616

		5,001,919

	General Obligation - 0.3%
1,235,000	California State, GO Taxable 7.55%, 04/01/2039	1,890,834
685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	840,468

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,640,000	Illinois State, GO 5.10%, 06/01/2033	$1,533,646
2,200,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034	2,755,874

		7,020,822

	Higher Education - 0.1%
1,460,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	1,876,655

	Medical - 0.1%
1,935,000	University of California, Regents MedCenter Pooled Rev 6.58%, 05/15/2049	2,622,409

	Power - 0.0%
485,000	Utility Debt Securitization Auth, New York 3.44%, 12/15/2025	518,678

	Transportation - 0.5%
1,160,000	Bay Area, CA, Toll Auth Bridge Rev 6.26%, 04/01/2049	1,636,447
800,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 6.00%, 12/01/2044	1,095,240
1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,446,069
1,050,000	Maryland State Transportation Auth 5.89%, 07/01/2043	1,345,669
	New York and New Jersey PA, Taxable Rev
685,000	4.81%, 10/15/2065	763,631
570,000	6.04%, 12/01/2029	724,214
2,400,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	3,486,720

		11,497,990

	Utility - Electric - 0.0%
905,000	Municipal Electric Auth. Georgia 6.64%, 04/01/2057	1,126,969

	Total Municipal Bonds (cost $24,402,721)	29,665,442

U.S. Government Agencies - 1.0%
	FHLMC - 0.4%
62,856	2.48%, 04/01/2029(4)	64,686
42,510	4.00%, 03/01/2041	45,494
1,018,594	4.50%, 08/01/2033	1,110,471
392,346	4.50%, 09/01/2033	427,680
24,499	4.50%, 12/01/2034	26,706
55,254	4.50%, 05/01/2035	60,201
56,904	4.50%, 09/01/2035	62,021
40,106	4.50%, 12/01/2035	43,539
1,301,492	4.50%, 10/01/2039	1,416,487
161,865	4.50%, 01/01/2040	176,357
9,725	4.50%, 04/01/2040	10,557
38,769	4.50%, 09/01/2040	42,385
379,902	4.50%, 02/01/2041	414,015
601,164	4.50%, 10/01/2041	655,156
112,431	4.50%, 11/01/2043	122,888
3,892,307	4.50%, 01/01/2044	4,232,916

		8,911,559

	FNMA - 0.3%
127,956	4.50%, 11/01/2023	139,136
205,864	4.50%, 03/01/2038	223,851
127,840	4.50%, 11/01/2039	139,261
295,150	4.50%, 04/01/2040	322,724
191,848	4.50%, 05/01/2040	209,371
491,788	4.50%, 08/01/2040	536,777
110,860	4.50%, 11/01/2040	121,064
74,155	4.50%, 02/01/2041	80,929

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$184,534	4.50%, 03/01/2041	$200,940
1,225,940	4.50%, 04/01/2041	1,336,418
117,223	4.50%, 05/01/2041	127,465
619,711	4.50%, 06/01/2041	676,510
898,113	4.50%, 07/01/2041	979,975
341,590	4.50%, 09/01/2041	372,406
23,761	4.50%, 11/01/2043	25,840
500,116	4.50%, 06/01/2044	545,394
278,066	4.50%, 07/01/2044	302,426
1,800,000	4.50%, 04/01/2046(7)	1,958,625
4,053	5.00%, 02/01/2019	4,196
43,496	5.00%, 04/01/2019	45,018

		8,348,326

	GNMA - 0.3%
164,633	5.00%, 07/15/2037	184,595
23,336	6.00%, 06/15/2024	26,334
6,750	6.00%, 07/15/2026	7,617
11,683	6.00%, 01/15/2028	13,184
2,815	6.00%, 03/15/2028	3,193
85,151	6.00%, 04/15/2028	96,223
112,686	6.00%, 05/15/2028	127,164
23,755	6.00%, 06/15/2028	26,808
61,525	6.00%, 07/15/2028	69,431
22,336	6.00%, 08/15/2028	25,207
99,078	6.00%, 09/15/2028	111,812
166,397	6.00%, 10/15/2028	187,849
288,451	6.00%, 11/15/2028	325,803
162,187	6.00%, 12/15/2028	183,153
5,898	6.00%, 12/15/2031	6,725
34,819	6.00%, 09/15/2032	40,212
12,313	6.00%, 11/15/2032	14,428
20,873	6.00%, 01/15/2033	23,555
6,027	6.00%, 04/15/2033	6,801
135,663	6.00%, 06/15/2033	156,864
52,939	6.00%, 10/15/2033	61,219
7,479	6.00%, 11/15/2033	8,646
139,519	6.00%, 10/15/2034	161,389
63,634	6.00%, 01/15/2035	71,810
8,234	6.00%, 05/15/2035	9,292
26,313	6.00%, 06/15/2035	30,297
1,191	6.50%, 03/15/2026	1,363
5,716	6.50%, 01/15/2028	6,543
461	6.50%, 02/15/2028	528
92,707	6.50%, 03/15/2028	106,123
168,141	6.50%, 04/15/2028	192,470
58,755	6.50%, 05/15/2028	67,256
234,924	6.50%, 06/15/2028	268,919
14,738	6.50%, 10/15/2028	16,871
4,894	6.50%, 02/15/2035	5,832
32,918	7.00%, 11/15/2031	38,708
15,952	7.00%, 03/15/2032	18,747
1,727,811	7.00%, 11/15/2032	2,142,877
246,845	7.00%, 01/15/2033	301,012
271,996	7.00%, 05/15/2033	331,895
52,875	7.00%, 07/15/2033	63,327
326,480	7.00%, 11/15/2033	398,940
130,670	7.50%, 09/16/2035	151,038
247	8.00%, 09/15/2026	279
156	8.00%, 11/15/2026	176
15,396	8.00%, 12/15/2026	18,716
176	8.00%, 09/15/2027	187
10,016	8.00%, 07/15/2029	12,204
5,516	8.00%, 10/15/2029	5,595
4,238	8.00%, 11/15/2029	4,254
23,107	8.00%, 12/15/2029	24,916

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$4,947	8.00%, 01/15/2030		$5,172
6,993	8.00%, 02/15/2030		7,259
1,172	8.00%, 03/15/2030		1,199
61,652	8.00%, 04/15/2030		62,812
11,862	8.00%, 05/15/2030		12,278
50,269	8.00%, 06/15/2030		54,046
3,957	8.00%, 07/15/2030		4,439
79,416	8.00%, 08/15/2030		82,174
17,645	8.00%, 09/15/2030		18,272
10,686	8.00%, 11/15/2030		11,027
181,937	8.00%, 12/15/2030		208,923
281	8.00%, 02/15/2031		298
1,498	9.00%, 07/20/2016		1,501
9,689	9.00%, 06/15/2022		9,854

			6,637,641

	Total U.S. Government Agencies (cost $22,657,754)		23,897,526

U.S. Government Securities - 14.5%
	U.S. Treasury Securities - 14.5%
	U.S. Treasury Bonds - 3.5%
27,550,000	2.50%, 02/15/2045		26,863,399
10,450,800	2.88%, 05/15/2043		11,012,123
1,030,000	2.88%, 08/15/2045		1,083,431
235,000	3.00%, 11/15/2044		253,589
8,995,000	3.13%, 08/15/2044		9,950,719
4,630,000	3.38%, 05/15/2044		5,367,365
22,000,000	4.38%, 02/15/2038		29,735,244
1,750,000	6.00%, 02/15/2026		2,421,016

			86,686,886

	U.S. Treasury Notes - 11.0%
35,150,000	0.50%, 08/31/2016		35,167,153
4,300,000	0.50%, 03/31/2017		4,294,960
22,475,000	0.63%, 12/31/2016		22,483,788
8,300,000	0.63%, 05/31/2017		8,295,136
25,000,000	0.63%, 08/31/2017		24,969,725
3,800,000	0.63%, 09/30/2017		3,795,102
5,343,000	0.88%, 01/31/2017		5,354,899
11,800,000	1.00%, 09/15/2017		11,850,705
6,935,000	1.38%, 09/30/2018		7,033,068
2,025,000	1.38%, 09/30/2020		2,041,927
10,200,000	1.38%, 01/31/2021		10,273,318
37,000,000	1.63%, 07/31/2019		37,809,375
1,665,000	1.63%, 06/30/2020		1,698,040
17,835,000	1.75%, 09/30/2019		18,298,300
6,680,000	2.00%, 02/15/2025		6,822,731
4,900,000	2.13%, 05/15/2025		5,051,400
16,670,000	2.25%, 11/15/2024		17,379,775
13,095,000	2.38%, 08/15/2024		13,790,672
16,070,000	2.75%, 02/15/2019		16,934,389
7,650,000	2.75%, 11/15/2023		8,285,906
5,950,000	2.75%, 02/15/2024		6,442,970

			268,073,339

	Total U.S. Government Securities (cost $337,225,838)		354,760,225

	Total Long-Term Investments (cost $1,996,780,819)		2,415,319,917
Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
32,925,232	Federated Prime Obligations Fund		32,925,232

	Total Short-Term Investments (cost $32,925,232)		32,925,232

	Total Investments (cost $2,029,706,051)^	99.9%	$2,448,245,149
	Other Assets and Liabilities	0.1%	1,365,362

	Total Net Assets	100.0%	$2,449,610,511

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	462,959,804
Unrealized Depreciation		(44,420,706)

Net Unrealized Appreciation	$	418,539,098

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $18,890,919, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
08/2011	11,702,200	Allstar Co.	$	5,090,681
11/2013	163,241	Tory Burch LLC		12,794,224

			$	17,884,905

At March 31, 2016, the aggregate value of these securities was $18,890,919, which represents 0.8% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $126,401,212, which represents 5.2% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,064,010 at March 31, 2016.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at March 31, 2016

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	128	06/21/2016	$16,713,167	$16,690,000	$(23,167)

Total futures contracts					$(23,167)

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

TBA Sale Commitments Outstanding at March 31, 2016

Description	Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$5,000,000	04/13/2046	$	(5,431,164)	$	(8,507)

Total (proceeds $5,422,657)			$	(5,431,164)	$	(8,507)

At March 31, 2016, the aggregate market value of these securities represents (0.2)% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$8,959,410	$8,959,410	$—	$—
Banks	149,356,364	149,356,364	—	—
Capital Goods	121,810,023	121,810,023	—	—
Commercial & Professional Services	18,307,249	18,307,249	—	—
Consumer Durables & Apparel	11,545,443	11,545,443	—	—
Consumer Services	38,100,776	38,100,776	—	—
Diversified Financials	65,985,950	65,985,950	—	—
Energy	93,329,841	93,329,841	—	—
Food & Staples Retailing	30,847,227	30,847,227	—	—
Food, Beverage & Tobacco	87,602,577	69,037,180	18,565,397	—
Health Care Equipment & Services	75,685,216	75,685,216	—	—
Household & Personal Products	16,043,074	16,043,074	—	—
Insurance	59,966,502	59,966,502	—	—
Materials	39,123,654	39,123,654	—	—
Media	54,429,325	54,429,325	—	—
Pharmaceuticals, Biotechnology & Life Sciences	206,157,919	162,977,660	43,180,259	—
Retailing	81,607,982	62,717,063	—	18,890,919
Semiconductors & Semiconductor Equipment	76,125,058	76,125,058	—	—
Software & Services	144,811,251	144,811,251	—	—
Technology Hardware & Equipment	72,102,016	72,102,016	—	—
Telecommunication Services	9,977,219	9,977,219	—	—
Transportation	14,361,957	14,361,957	—	—
Utilities	34,110,322	34,110,322	—	—
Asset & Commercial Mortgage Backed Securities	42,898,109	—	42,898,109	—
Corporate Bonds	450,810,970	—	450,810,970	—
Foreign Government Obligations	2,941,290	—	2,941,290	—
Municipal Bonds	29,665,442	—	29,665,442	—
U.S. Government Agencies	23,897,526	—	23,897,526	—
U.S. Government Securities	354,760,225	—	354,760,225	—
Short-Term Investments	32,925,232	32,925,232	—	—

Total	$2,448,245,149	$1,462,635,012	$966,719,218	$18,890,919

Liabilities
Futures Contracts(2)	$(23,167)	$(23,167)	$—	$—
TBA Sale Commitments	(5,431,164)	—	(5,431,164)	—

Total	$(5,454,331)	$(23,167)	$(5,431,164)	$—

(1)	For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Common Stocks	Total
Beginning balance	$19,755,780	$19,755,780
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(864,861)	(864,861)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$18,890,919	$18,890,919

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $(864,861).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 96.0%
	Automobiles & Components - 1.3%
512,014	Delphi Automotive plc	$	38,411,290
200,770	Fiat Chrysler Automobiles N.V.		1,620,175
132,026	General Motors Co.		4,149,577
659,610	Goodyear Tire & Rubber Co.		21,753,938
194,100	Magna International, Inc.		8,343,872

			74,278,852

	Banks - 5.1%
728,610	Bank of America Corp.		9,850,807
17,548	CaixaBank S.A.*		51,724
1,313,383	CaixaBank S.A.		3,871,287
7,153,000	China Construction Bank Corp. Class H		4,579,022
585,806	Citigroup, Inc.		24,457,401
473,200	HSBC Holdings plc		2,942,811
948,678	ICICI Bank Ltd. ADR		6,792,535
1,312,200	Itau Unibanco Holding S.A. ADR		11,271,798
1,856,087	JP Morgan Chase & Co.		109,917,472
84,997	M&T Bank Corp.		9,434,667
579,037	Nordea Bank AB		5,554,064
770,309	PNC Financial Services Group, Inc.		65,145,032
4,330,400	Sberbank of Russia PJSC ADR		30,061,459
344,344	Wells Fargo & Co.		16,652,476

			300,582,555

	Capital Goods - 5.5%
87,888	3M Co.		14,644,777
890,975	AerCap Holdings N.V.*		34,534,191
159,925	Airbus Group SE		10,596,218
144,870	Builders FirstSource, Inc.*		1,632,685
68,505	Caterpillar, Inc.		5,243,373
44,558	Danaher Corp.		4,226,772
541,567	Eaton Corp. plc		33,880,432
113,219	Fastenal Co.		5,547,731
137,247	Generac Holdings, Inc.*		5,111,078
350,600	HF Global, Inc.(1)(2)(3)		4,242,246
350,466	Honeywell International, Inc.		39,269,715
75,193	Lockheed Martin Corp.		16,655,250
64,146	Middleby Corp.*		6,848,868
523,786	Owens Corning		24,764,602
310,202	Raytheon Co.		38,040,071
746,900	Sanwa Holdings Corp.		5,556,381
103,084	Schneider Electric SE		6,496,403
53,567	Siemens AG		5,665,283
38,641	Sulzer AG		3,831,726
54,760	TransDigm Group, Inc.*		12,065,818
339,145	United Technologies Corp.		33,948,414
79,831	Wabco Holdings, Inc.*		8,535,531
86,756	WESCO International, Inc.*		4,742,951

			326,080,516

	Commercial & Professional Services - 0.6%
134,698	Clean Harbors, Inc.*		6,645,999
111,713	Equifax, Inc.		12,767,679
48,960	FTI Consulting, Inc.*		1,738,570
38,274	Stericycle, Inc.*		4,829,796
164,610	Waste Connections, Inc.		10,632,160

			36,614,204

	Consumer Durables & Apparel - 2.7%
66,950	Asics Corp.		1,193,929
36,596,000	Global Brands Group Holding Ltd.*		4,433,450
235,889	Harman International Industries, Inc.		21,003,556
342,111	Kate Spade & Co.*		8,730,673
339,551	Lennar Corp. Class A		16,420,686

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

108,155	Luxottica Group S.p.A.	$5,958,022
34,635	Newell Rubbermaid, Inc.	1,533,984
647,780	NIKE, Inc. Class B	39,819,036
164,811	Persimmon plc	4,924,756
1,467,370	PulteGroup, Inc.	27,454,493
95,623	Ralph Lauren Corp.	9,204,670
876,000	Sony Corp.	22,522,954

		163,200,209

	Consumer Services - 2.3%
81,385	Aramark	2,695,471
10,426	Chipotle Mexican Grill, Inc.*	4,910,333
553,743	Hilton Worldwide Holdings, Inc.	12,470,292
64,021	Jack in the Box, Inc.	4,089,021
399,167	Las Vegas Sands Corp.	20,628,951
283,248	LifeLock, Inc.*	3,418,803
160,495	McDonald’s Corp.	20,171,012
91,951	Norwegian Cruise Line Holdings Ltd.*	5,083,971
54,170	Panera Bread Co. Class A*	11,095,641
220,073	Planet Fitness, Inc. Class A*	3,573,986
971,200	Sands China Ltd.	3,964,834
618,706	Wyndham Worldwide Corp.	47,287,700

		139,390,015

	Diversified Financials - 4.1%
390,875	American Express Co.	23,999,725
181,193	Banca Generali S.p.A.	5,321,137
113,738	BlackRock, Inc.	38,735,751
1,420,920	Henderson Group plc	5,256,087
50,047	Intercontinental Exchange, Inc.	11,768,052
145,498	Invesco Ltd.	4,476,974
277,800	Japan Exchange Group, Inc.	4,249,828
68,421	Julius Baer Group Ltd.*	2,932,315
1,531,218	LendingClub Corp. PIPE*	12,709,109
627,110	Markit, Ltd.*	22,168,339
161,200	McGraw Hill Financial, Inc.	15,955,576
373,352	MSCI, Inc.	27,657,916
1,057,616	OneMain Holdings, Inc.*	29,010,407
383,102	Raymond James Financial, Inc.	18,239,486
296,082	Santander Consumer USA Holdings, Inc.*	3,105,900
1,255,438	Silver Run Acquisition Corp *	12,993,783
74,700	Solar Cayman Ltd.*(1)(2)(3)	16,135
294,190	WisdomTree Investments, Inc.	3,362,592

		241,959,112

	Energy - 4.0%
283,378	Anadarko Petroleum Corp.	13,196,913
353,400	Cabot Oil & Gas Corp.	8,025,714
338,692	Canadian Natural Resources Ltd.	9,144,684
235,103	Chevron Corp.	22,428,826
1,828,169	Cobalt International Energy, Inc.*	5,429,662
100,664	Diamondback Energy, Inc.*	7,769,248
147,707	Energen Corp.	5,404,599
59,244	EOG Resources, Inc.	4,299,930
286,653	Golar LNG Ltd.	5,151,154
372,545	Halliburton Co.	13,307,307
110,738	Helmerich & Payne, Inc.	6,502,535
208,522	HollyFrontier Corp.	7,364,997
600,739	Imperial Oil Ltd.	20,064,683
2,807,949	Karoon Gas Australia Ltd.*	2,691,758
851,265	Marathon Oil Corp.	9,483,092
72,047	National Oilwell Varco, Inc.	2,240,662
211,630	Occidental Petroleum Corp.	14,481,841
268,965	Pioneer Natural Resources Co.	37,854,134
337,134	QEP Resources, Inc.	4,756,961
254,702	Royal Dutch Shell plc Class B	6,198,112
699,511	Southwestern Energy Co.*	5,645,054

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

639,446	Suncor Energy, Inc.	$17,782,993
127,880	Total S.A.	5,818,706
505,545	Trican Well Service Ltd.*	463,214

		235,506,779

	Food & Staples Retailing - 1.0%
305,201	Costco Wholesale Corp.	48,093,574
207,305	Seven & I Holdings Co., Ltd.	8,832,778

		56,926,352

	Food, Beverage & Tobacco - 4.1%
795,353	British American Tobacco plc	46,508,984
628,218	Coca-Cola Co.	29,143,033
361,210	ConAgra Foods, Inc.	16,117,190
494,912	Molson Coors Brewing Co. Class B	47,600,636
1,037,560	Mondelez International, Inc. Class A	41,626,907
170,586	Monster Beverage Corp.*	22,752,761
157,900	PepsiCo, Inc.	16,181,592
297,600	Post Holdings, Inc.*	20,465,952

		240,397,055

	Health Care Equipment & Services - 5.7%
363,800	Acadia Healthcare Co., Inc.*	20,049,018
33,547	athenahealth, Inc.*	4,655,653
213,532	Becton Dickinson and Co.	32,418,428
1,603,360	Boston Scientific Corp.*	30,159,202
246,287	Cardinal Health, Inc.	20,183,220
10,352,792	CareView Communications, Inc.*	2,380,107
159,134	Cerner Corp.*	8,427,737
941,414	Community Health Systems, Inc.*	17,425,573
3,427,447	Corindus Vascular Robotics, Inc.*	3,394,886
179,499	DENTSPLY SIRONA, Inc.	11,062,523
139,693	DexCom, Inc.*	9,486,552
71,260	Edwards Lifesciences Corp.*	6,285,845
398,343	Envision Healthcare Holdings, Inc.*	8,126,197
63,389	Essilor International S.A.	7,810,518
675,744	HCA Holdings, Inc.*	52,741,819
149,327	Hologic, Inc.*	5,151,781
424,855	IMS Health Holdings, Inc.*	11,279,900
97,069	Insulet Corp.*	3,218,808
13,970	Intuitive Surgical, Inc.*	8,396,668
109,800	McKesson Corp.	17,266,050
57,924	MEDNAX, Inc.*	3,743,049
312,264	Medtronic plc	23,419,800
1,031,292	Senseonics Holdings, Inc.*	2,949,495
179,340	UnitedHealth Group, Inc.	23,116,926
196,531	Veeva Systems, Inc. Class A*	4,921,136

		338,070,891

	Household & Personal Products - 1.4%
107,223	Beiersdorf AG	9,658,009
567,607	Colgate-Palmolive Co.	40,101,435
195,081	Coty, Inc. Class A	5,429,104
251,943	Estee Lauder Cos., Inc. Class A	23,760,744
36,961	Procter & Gamble Co.	3,042,260

		81,991,552

	Insurance - 5.5%
587,549	American International Group, Inc.	31,757,023
306,113	Arthur J Gallagher & Co.	13,615,906
313,463	Assicurazioni Generali S.p.A.	4,640,213
2,732,000	China Life Insurance Co., Ltd. Class H	6,713,203
793,657	Chubb Ltd.	94,564,232
335,752	Delta Lloyd N.V.	1,556,310
12,607	Markel Corp.*	11,240,023
516,125	Marsh & McLennan Cos., Inc.	31,375,239
1,014,203	MetLife, Inc.	44,564,080
423,043	Principal Financial Group, Inc.	16,689,046

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

515,200	Prudential Financial, Inc.	$37,207,744
181,400	Tokio Marine Holdings, Inc.	6,129,126
181,038	Torchmark Corp.	9,805,018
274,537	Unum Group	8,488,684
42,679	Zurich Insurance Group AG*	9,897,742

		328,243,589

	Materials - 3.8%
58,200	Agrium, Inc.	5,138,478
81,014	Bemis Co., Inc.	4,194,905
220,586	BHP Billiton plc	2,470,201
325,320	BRAAS Monier Building Group S.A.	8,754,794
99,585	Cabot Corp.	4,812,943
161,566	Celanese Corp. Series A	10,582,573
348,515	Constellium N.V. Class A*	1,808,793
610,000	Dow Chemical Co.	31,024,600
51,280	E.I. DuPont de Nemours & Co.	3,247,050
75,804	Goldcorp, Inc.	1,230,299
388,101	Huntsman Corp.	5,161,743
363,198	International Paper Co.	14,905,646
11,718,182	Ivanhoe Mines Ltd. Class A*	7,579,036
1,160,028	Louisiana-Pacific Corp.*	19,859,679
603,990	Methanex Corp.	19,411,143
152,898	Norbord, Inc.	3,042,067
51,765	Nucor Corp.	2,448,485
306,319	Platform Specialty Products Corp.*	2,634,343
205,236	Praxair, Inc.	23,489,260
295,023	Reliance Steel & Aluminum Co.	20,412,641
356,555	Wacker Chemie AG	31,291,796

		223,500,475

	Media - 1.4%
44,993	DISH Network Corp. Class A*	2,081,376
24,200	Quebecor, Inc. Class B	635,396
206,359	SES S.A.	6,036,997
2,861,317	Sky plc	42,045,745
1,226,200	Twenty-First Century Fox, Inc. Class A	34,186,456
29,800	Weinstein Co. LLC*(1)(2)(3)	—

		84,985,970

	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
226,598	Alder Biopharmaceuticals, Inc.*	5,549,385
284,064	Alkermes plc*	9,712,148
155,760	Allergan plc*	41,748,353
235,881	AstraZeneca plc	13,169,651
25,292	Biogen, Inc.*	6,584,013
2,630,744	Bristol-Myers Squibb Co.	168,051,927
142,033	Cepheid*	4,738,221
297,005	Eisai Co., Ltd.	17,856,450
81,173	Endo International plc*	2,285,020
270,525	Incyte Corp.*	19,604,947
36,248	Ionis Pharmaceuticals, Inc.*	1,468,044
351,335	Johnson & Johnson	38,014,447
3,023,392	Merck & Co., Inc.	159,967,671
31,509	Mettler-Toledo International, Inc.*	10,863,043
570,239	Mylan N.V.*	26,430,577
477,487	Novavax, Inc.*	2,463,833
53,146	Perrigo Co. plc	6,798,968
360,840	Portola Pharmaceuticals, Inc.*	7,361,136
143,800	Regeneron Pharmaceuticals, Inc.*	51,831,272
44,275	Roche Holding AG	10,871,296
144,030	TESARO, Inc.*	6,341,641
143,800	Teva Pharmaceutical Industries Ltd. ADR	7,694,738
4,468,975	TherapeuticsMD, Inc.*	28,601,440
35,201	Vertex Pharmaceuticals, Inc.*	2,798,127
323,300	Zoetis, Inc.	14,331,889

		665,138,237

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Real Estate - 1.9%
252,889	American Tower Corp. REIT	$25,888,247
25,195	AvalonBay Communities, Inc. REIT	4,792,089
302,970	Castellum AB	4,809,657
379,410	Columbia Property Trust, Inc. REIT	8,343,226
45,055	Daito Trust Construction Co., Ltd.	6,390,434
21,441	Equinix, Inc. REIT	7,090,753
462,967	Host Hotels & Resorts, Inc. REIT	7,731,549
60,094	ICADE REIT	4,592,431
268,227	STORE Capital Corp. REIT	6,941,715
953,688	Vonovia SE	34,238,190

		110,818,291

	Retailing - 4.8%
109,306	Advance Auto Parts, Inc.	17,526,124
8,451,700	Allstar Co.*(1)(2)(3)	7,437,496
72,496	Amazon.com, Inc.*	43,036,525
217,146	CarMax, Inc.*	11,096,161
1,190,100	Chico’s FAS, Inc.	15,792,627
214,786	Expedia, Inc.	23,158,226
121,920	Home Depot, Inc.	16,267,786
17,385	Honest Co.(1)(2)(3)	797,971
74,273	L Brands, Inc.	6,521,912
324,668	Lowe’s Cos., Inc.	24,593,601
19,759	Priceline Group, Inc.*	25,468,561
82,555	Restoration Hardware Holdings, Inc.*	3,459,054
243,485	Signet Jewelers Ltd.	30,199,445
384,546	TJX Cos., Inc.	30,129,179
280,504	Tory Burch LLC*(1)(2)(3)	14,765,705
219,454	TripAdvisor, Inc.*	14,593,691

		284,844,064

	Semiconductors & Semiconductor Equipment - 4.9%
204,834	Applied Materials, Inc.	4,338,384
123,400	Broadcom Ltd.	19,065,300
28,000	Cavium, Inc.*	1,712,480
202,385	Cypress Semiconductor Corp.	1,752,654
157,333	First Solar, Inc.*	10,772,590
2,072,466	Intel Corp.	67,044,275
65,835	Lam Research Corp.	5,437,971
327,186	Maxim Integrated Products, Inc.	12,033,901
548,769	Mellanox Technologies Ltd.*	29,814,620
605,591	NXP Semiconductors N.V.*	49,095,262
77,755	Qorvo, Inc.*	3,919,630
153,291	QUALCOMM, Inc.	7,839,302
116,265	Silicon Motion Technology Corp. ADR	4,512,245
219,643	Skyworks Solutions, Inc.	17,110,190
943,285	Sumco Corp.	5,922,533
251,346	SunEdison Semiconductor Ltd.*	1,628,722
1,715,767	SunPower Corp.*	38,330,235
116,511	Synaptics, Inc.*	9,290,587

		289,620,881

	Software & Services - 13.6%
253,686	Accenture plc Class A	29,275,364
1,341,838	Activision Blizzard, Inc.	45,407,798
546,324	Adobe Systems, Inc.*	51,245,191
275,132	Akamai Technologies, Inc.*	15,289,085
560,718	Alibaba Group Holding Ltd. ADR*	44,313,544
18,469	Alliance Data Systems Corp.*	4,063,180
14,692	Alphabet, Inc. Class A*	11,208,527
132,296	Alphabet, Inc. Class C*	98,553,905
188,151	Automatic Data Processing, Inc.	16,879,026
36,520	Blackhawk Network Holdings, Inc.*	1,252,636

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

674,430	Cadence Design Systems, Inc.*	$15,903,059
130,838	CoStar Group, Inc.*	24,619,787
184,967	Dropbox, Inc. Class B(1)(2)(3)	2,282,493
335,425	Envestnet, Inc.*	9,123,560
769,494	Facebook, Inc. Class A*	87,799,265
512,460	Genpact Ltd.*	13,933,787
527,100	Global Payments, Inc.	34,419,630
382,070	Gogo, Inc.*	4,206,591
2,034,177	Microsoft Corp.	112,347,596
728,867	Mobileye N.V.*	27,179,450
127,160	Nintendo Co., Ltd.	18,075,559
659,906	Quotient Technology, Inc.*	6,995,004
230,202	Salesforce.com, Inc.*	16,995,814
629,736	ServiceNow, Inc.*	38,527,249
78,304	SS&C Technologies Holdings, Inc.	4,966,040
155,102	VeriSign, Inc.*	13,732,731
54,353	Visa, Inc. Class A	4,156,917
400,756	Workday, Inc. Class A*	30,794,091
197,463	Zendesk, Inc.*	4,132,901
478,688	Zillow Group, Inc. Class A*	12,230,478
384,265	Zillow Group, Inc. Class C*	9,118,608

		809,028,866

	Technology Hardware & Equipment - 2.3%
230,468	Amphenol Corp. Class A	13,325,660
89,549	Arista Networks, Inc.*	5,650,542
366,729	ARRIS International plc*	8,405,429
107,867	CDW Corp. of Delaware	4,476,480
1,669,749	Cisco Systems, Inc.	47,537,754
454,400	Motorola Solutions, Inc.	34,398,080
44,612	ParkerVision, Inc. PIPE	139,635
492,077	Parkervision, Inc.*	1,540,202
117,218	Pure Storage, Inc. Class A*	1,604,714
466,941	Pure Storage, Inc. Class B*(1)(2)(3)	6,378,217
6,931	Samsung Electronics Co., Ltd.	7,954,061
125,461	Western Digital Corp.	5,926,778

		137,337,552

	Telecommunication Services - 1.2%
117,402	Millicom International Cellular S.A.	6,404,231
287,800	Nippon Telegraph & Telephone Corp.	12,432,238
403,100	NTT DoCoMo, Inc.	9,163,033
136,595	T-Mobile US, Inc.*	5,231,588
358,016	Telenor ASA	5,788,781
498,303	Verizon Communications, Inc.	26,948,226
4,078,528	Zegona Communications plc*(1)(2)	7,702,984

		73,671,081

	Transportation - 5.1%
140,015	Alaska Air Group, Inc.	11,484,030
743,300	American Airlines Group, Inc.	30,482,733
151,900	Avis Budget Group, Inc.*	4,155,984
319,500	Canadian National Railway Co.	19,965,829
444,535	CSX Corp.	11,446,776
169,305	Deutsche Post AG	4,698,868
263,092	FedEx Corp.	42,810,330
164,427	Genesee & Wyoming, Inc. Class A*	10,309,573
1,432,400	Hertz Global Holdings, Inc.*	15,083,172
133,870	J.B. Hunt Transport Services, Inc.	11,277,209
6,496,000	Jiangsu Expressway Co., Ltd. Class H	8,748,027
83,400	Kansas City Southern	7,126,530
167,081	Landstar System, Inc.	10,795,103
58,060	Macquarie Infrastructure Corp.	3,915,566
69,091	Norfolk Southern Corp.	5,751,826
257,898	Southwest Airlines Co.	11,553,830
973,546	Swift Transportation Co.*	18,137,162
391,378	Union Pacific Corp.	31,134,120
325,993	United Parcel Service, Inc. Class B	34,382,482
292,060	XPO Logistics, Inc.*	8,966,242

		302,225,392

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Utilities - 2.5%
353,269	Avangrid, Inc.	$14,169,620
1,775,868	Centrica plc	5,801,511
23,701,000	China Longyuan Power Group Corp. Ltd. Class H	17,539,641
258,669	Dominion Resources, Inc.	19,431,215
75,596	Edison International	5,434,596
126,020	Eversource Energy	7,352,007
384,716	Exelon Corp.	13,795,916
264,970	Gas Natural SDG S.A.	5,349,398
303,074	National Grid plc	4,288,298
138,500	NextEra Energy, Inc.	16,390,090
330,832	OGE Energy Corp.	9,471,720
106,197	Pattern Energy Group, Inc.	2,025,177
271,952	PG&E Corp.	16,240,974
848,000	Power Assets Holdings Ltd.	8,678,944
267,458	RWE AG	3,440,699

		149,409,806

	Total Common Stocks (cost $5,589,363,719)	5,693,822,296

Exchange Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
145,829	SPDR S&P 500 ETF Trust	29,976,609

	Total Exchange Traded Funds (cost $30,058,274)	29,976,609

Preferred Stocks - 1.1%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.(1)(2)(3)	1,387,899

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E(1)(2)(3)	1,801,167
161,097	DraftKings, Inc. Series D(1)(2)(3)	504,234
139,659	DraftKings, Inc. Series D-1(1)(2)(3)	565,619

		2,871,020

	Diversified Financials - 0.1%
284,119	Social Finance, Inc.(1)(2)(3)	4,034,112

	Software & Services - 0.9%
56,702	Cloudera, Inc.(1)(2)(3)	996,254
29,504	Magic Leap Inc. Series C(1)(2)(3)	679,565
50,200	Nanigans, Inc.(1)(2)(3)	493,298
793,410	Pinterest, Inc. Series G(1)(2)(3)	5,101,626
20,891	Sharecare(1)(2)(3)	4,698,031
815,160	Uber Technologies, Inc.(1)(2)(3)	39,757,169
293,655	Zuora, Inc. Series F(1)(2)(3)	1,036,602

		52,762,545

	Telecommunication Services - 0.0%
3,739	DocuSign, Inc. Series B(1)(2)(3)	60,909
1,120	DocuSign, Inc. Series B-1(1)(2)(3)	18,245
2,687	DocuSign, Inc. Series D(1)(2)(3)	43,771
69,493	DocuSign, Inc. Series E(1)(2)(3)	1,132,041
10,835	DocuSign, Inc. Series F(1)(2)(3)	176,502

		1,431,468

	Total Preferred Stocks (cost $37,888,909)	62,487,044

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C (1)(2)(3)	1,861,979

	Total Convertible Preferred Stocks (cost $1,097,606)	1,861,979

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Rights - 0.0%
	Insurance - 0.0%
335,752	Delta Lloyd N.V. Expires 4/16/07*		$466,487

	Total Rights (cost $2,134,339)		466,487

	Total Long-Term Investments (cost $5,660,542,847)		5,788,614,415
Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
168,482,331	BlackRock Liquidity Funds TempFund Portfolio		168,482,331

	Total Short-Term Investments (cost $168,482,331)		168,482,331

	Total Investments (cost $5,829,025,178)^	100.5%	$5,957,096,746
	Other Assets and Liabilities	(0.5)%	(26,940,931)

	Total Net Assets	100.0%	$5,930,155,815

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	529,911,933
Unrealized Depreciation		(401,840,365)

Net Unrealized Appreciation	$	128,071,568

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $107,972,271, which represents 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$	1,547,136
08/2011	8,451,700	Allstar Co.		3,676,649
02/2014	56,702	Cloudera, Inc. Preferred		825,581
02/2014	3,739	DocuSign, Inc. Series B Preferred		49,102
02/2014	1,120	DocuSign, Inc. Series B-1 Preferred		14,708
02/2014	2,687	DocuSign, Inc. Series D Preferred		35,287
02/2014	69,493	DocuSign, Inc. Series E Preferred		912,610
04/2015	10,835	DocuSign, Inc. Series F Preferred		206,874
07/2015	161,097	DraftKings, Inc. Series D Preferred		867,652
08/2015	139,659	DraftKings, Inc. Series D-1 Preferred		1,070,543
05/2012	184,967	Dropbox, Inc. Class B		1,674,267
06/2015	350,600	HF Global, Inc.		4,713,607
08/2014	17,385	Honest Co.		470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred		1,097,606
12/2015	29,504	Magic Leap Inc. Series C Preferred		679,566

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

03/2015	50,200	Nanigans, Inc. Preferred		548,109
01/2014	127,917	One Kings Lane, Inc. Preferred		1,972,096
03/2015	793,410	Pinterest, Inc. Series G Preferred		5,695,963
10/2015	466,941	Pure Storage, Inc. Class B		7,343,067
03/2015	20,891	Sharecare Preferred		5,220,034
09/2015	284,119	Social Finance, Inc. Preferred		4,482,347
03/2007	74,700	Solar Cayman Ltd.		21,894
11/2013	280,504	Tory Burch LLC		21,984,886
06/2014	815,160	Uber Technologies, Inc. Preferred		12,645,618
03/2016	29,800	Weinstein Co. LLC		27,950,957
08/2015	4,078,528	Zegona Communications plc		9,394,246
01/2015	293,655	Zuora, Inc. Series F Preferred		1,115,683

			$	116,216,479

At March 31, 2016, the aggregate value of these securities was $107,972,271, which represents 1.8% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $100,269,287, which represents 1.7% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2016

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	06/15/16	CAL	$60,688,337	$61,647,663	$ (959,326)
GBP	Sell	06/15/16	WEST	5,128,866	5,181,868	(53,002)

Total						$ (1,012,328)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CAL	Calyon Financial
WEST	Westpac International

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$74,278,852	$72,658,677	$1,620,175	$—
Banks	300,582,555	253,573,912	47,008,643	—
Capital Goods	326,080,516	289,692,259	32,146,011	4,242,246
Commercial & Professional Services	36,614,204	36,614,204	—	—
Consumer Durables & Apparel	163,200,209	124,167,098	39,033,111	—
Consumer Services	139,390,015	135,425,181	3,964,834	—
Diversified Financials	241,959,112	224,183,610	17,759,367	16,135
Energy	235,506,779	220,798,203	14,708,576	—
Food & Staples Retailing	56,926,352	48,093,574	8,832,778	—
Food, Beverage & Tobacco	240,397,055	193,888,071	46,508,984	—
Health Care Equipment & Services	338,070,891	330,260,373	7,810,518	—
Household & Personal Products	81,991,552	72,333,543	9,658,009	—
Insurance	328,243,589	299,306,995	28,936,594	—
Materials	223,500,475	189,738,478	33,761,997	—
Media	84,985,970	36,903,228	48,082,742	—
Pharmaceuticals, Biotechnology & Life Sciences	665,138,237	623,240,840	41,897,397	—
Real Estate	110,818,291	60,787,579	50,030,712	—
Retailing	284,844,064	261,842,892	—	23,001,172
Semiconductors & Semiconductor Equipment	289,620,881	283,698,348	5,922,533	—
Software & Services	809,028,866	788,670,814	18,075,559	2,282,493
Technology Hardware & Equipment	137,337,552	123,005,274	7,954,061	6,378,217
Telecommunication Services	73,671,081	32,179,814	33,788,283	7,702,984
Transportation	302,225,392	288,778,497	13,446,895	—
Utilities	149,409,806	104,311,315	45,098,491	—
Exchange Traded Funds	29,976,609	29,976,609	—	—
Preferred Stocks	62,487,044	—	—	62,487,044
Convertible Preferred Stocks	1,861,979	—	—	1,861,979
Rights	466,487	466,487	—	—
Short-Term Investments	168,482,331	168,482,331	—	—

Total	$5,957,096,746	$5,293,078,206	$556,046,270	$107,972,270

Liabilities
Foreign Currency Contracts(2)	$(1,012,328)	$—	$(1,012,328)	$—

Total	$(1,012,328)	$—	$(1,012,328)	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total

Beginning balance	$37,711,677	$63,535,697	$1,838,857	$103,086,231
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	(2,141,645)	(1,048,653)	23,122	(3,167,176)
Transfers into Level 3(1)	8,147,027	-	-	8,147,027
Transfers out of Level 3(1)	(93,812)	-	-	(93,812)

Ending balance	$43,623,247	$62,487,044	$1,861,979	$107,972,270

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was ($3,167,176).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Banks - 7.8%
784,230	Bank of America Corp.	$10,602,790
211,490	Citigroup, Inc.	8,829,707
550,600	EverBank Financial Corp.	8,308,554
257,506	JP Morgan Chase & Co.	15,249,505
141,940	PNC Financial Services Group, Inc.	12,003,866

		54,994,422

	Capital Goods - 5.5%
136,907	AMETEK, Inc.	6,842,612
98,810	Fortune Brands Home & Security, Inc.	5,537,312
111,954	Honeywell International, Inc.	12,544,446
86,345	Illinois Tool Works, Inc.	8,845,182
32,080	Snap-on, Inc.	5,036,239

		38,805,791

	Commercial & Professional Services - 3.4%
89,454	Equifax, Inc.	10,223,698
135,774	Nielsen Holdings plc	7,149,859
89,124	Verisk Analytics, Inc. Class A*	7,122,790

		24,496,347

	Consumer Durables & Apparel - 1.6%
173,194	VF Corp.	11,216,043

	Consumer Services - 2.3%
210,580	Aramark	6,974,410
152,296	Starbucks Corp.	9,092,071

		16,066,481

	Diversified Financials - 1.5%
66,270	McGraw Hill Financial, Inc.	6,559,405
149,950	Synchrony Financial*	4,297,567

		10,856,972

	Energy - 2.7%
121,760	Baker Hughes, Inc.	5,336,741
58,620	Concho Resources, Inc.*	5,922,965
105,095	EOG Resources, Inc.	7,627,795

		18,887,501

	Food & Staples Retailing - 5.7%
98,440	Costco Wholesale Corp.	15,512,175
134,990	CVS Health Corp.	14,002,513
280,048	Kroger Co.	10,711,836

		40,226,524

	Food, Beverage & Tobacco - 6.0%
236,213	Altria Group, Inc.	14,801,107
73,530	Molson Coors Brewing Co. Class B	7,072,115
337,420	Mondelez International, Inc. Class A	13,537,291
51,256	Monster Beverage Corp.*	6,836,525

		42,247,038

	Health Care Equipment & Services - 7.8%
49,202	Aetna, Inc.	5,527,845
156,055	Cerner Corp.*	8,264,673
166,535	Envision Healthcare Holdings, Inc.*	3,397,314
78,571	HCA Holdings, Inc.*	6,132,466
64,355	McKesson Corp.	10,119,824
132,620	Medtronic plc	9,946,500
95,054	UnitedHealth Group, Inc.	12,252,460

		55,641,082

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Household & Personal Products - 3.4%
153,410	Colgate-Palmolive Co.		$	10,838,416
139,113	Estee Lauder Cos., Inc. Class A			13,119,747

				23,958,163

	Insurance - 4.4%
113,581	Chubb Ltd.			13,533,176
158,370	Marsh & McLennan Cos., Inc.			9,627,312
228,742	XL Group plc			8,417,706

				31,578,194

	Materials - 3.8%
170,165	Crown Holdings, Inc.*			8,438,482
58,867	Ecolab, Inc.			6,564,848
40,871	Sherwin-Williams Co.			11,634,748

				26,638,078

	Media - 1.9%
216,325	Comcast Corp. Class A			13,213,131

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
46,460	Allergan plc*			12,452,674
195,520	Bristol-Myers Squibb Co.			12,489,818
120,035	Eli Lilly & Co.			8,643,720
227,783	Merck & Co., Inc.			12,051,998

				45,638,210

	Retailing - 7.5%
14,055	AutoZone, Inc.*			11,197,478
121,048	Dollar Tree, Inc.*			9,981,618
169,230	Lowe’s Cos., Inc.			12,819,173
60,994	Signet Jewelers Ltd.			7,565,086
152,515	TJX Cos., Inc.			11,949,550

				53,512,905

	Software & Services - 16.8%
96,715	Accenture plc Class A			11,160,911
57,350	Adobe Systems, Inc.*			5,379,430
21,960	Alliance Data Systems Corp.*			4,831,200
21,535	Alphabet, Inc. Class A*			16,429,051
6,026	Alphabet, Inc. Class C*			4,489,069
144,623	Automatic Data Processing, Inc.			12,974,129
96,760	Cognizant Technology Solutions Corp. Class A*			6,066,852
37,513	Facebook, Inc. Class A*			4,280,233
63,110	Fiserv, Inc.*			6,473,824
172,950	Genpact Ltd.*			4,702,511
50,500	Intuit, Inc.			5,252,505
91,931	Jack Henry & Associates, Inc.			7,774,605
94,605	Mastercard, Inc. Class A			8,940,172
366,424	Microsoft Corp.			20,237,598

				118,992,090

	Technology Hardware & Equipment - 2.1%
138,770	Apple, Inc.			15,124,542

	Transportation - 1.1%
46,460	FedEx Corp.			7,559,971

	Utilities - 4.9%
189,830	American Electric Power Co., Inc.			12,604,712
113,485	NextEra Energy, Inc.			13,429,815
121,065	Pinnacle West Capital Corp.			9,088,349

				35,122,876

	Total Common Stocks (cost $556,855,212)			684,776,361

	Total Long-Term Investments (cost $556,855,212)			684,776,361

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
23,274,468	BlackRock Liquidity Funds TempFund Portfolio			23,274,468

	Total Short-Term Investments (cost $23,274,468)			23,274,468

	Total Investments (cost $580,129,680)^	99.9%	$	708,050,829
	Other Assets and Liabilities	0.1%		355,734

	Total Net Assets	100.0%	$	708,406,563

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	144,696,220
Unrealized Depreciation		(16,775,071)

Net Unrealized Appreciation	$	127,921,149

*	Non-income producing.

Futures Contracts Outstanding at March 31, 2016

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	138	06/17/2016	$14,076,709	$14,155,350	$78,641

Total futures contracts					$78,641

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

			Total			Level 1(1)			Level 2(1)			Level 3
Assets
Common Stocks
Banks	$		54,994,422	$		54,994,422	$		—	$		—
Capital Goods			38,805,791			38,805,791			—			—
Commercial & Professional Services			24,496,347			24,496,347			—			—
Consumer Durables & Apparel			11,216,043			11,216,043			—			—
Consumer Services			16,066,481			16,066,481			—			—
Diversified Financials			10,856,972			10,856,972			—			—
Energy			18,887,501			18,887,501			—			—
Food & Staples Retailing			40,226,524			40,226,524			—			—
Food, Beverage & Tobacco			42,247,038			42,247,038			—			—
Health Care Equipment & Services			55,641,082			55,641,082			—			—
Household & Personal Products			23,958,163			23,958,163			—			—
Insurance			31,578,194			31,578,194			—			—
Materials			26,638,078			26,638,078			—			—
Media			13,213,131			13,213,131			—			—
Pharmaceuticals, Biotechnology & Life Sciences			45,638,210			45,638,210			—			—
Retailing			53,512,905			53,512,905			—			—
Software & Services			118,992,090			118,992,090			—			—
Technology Hardware & Equipment			15,124,542			15,124,542			—			—
Transportation			7,559,971			7,559,971			—			—
Utilities			35,122,876			35,122,876			—			—
Short-Term Investments			23,274,468			23,274,468			—			—
Futures Contracts(2)			78,641			78,641			—			—

Total		$	708,129,470		$	708,129,470		$	—		$	—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Automobiles & Components - 1.3%
3,259,056	Ford Motor Co.	$43,997,256

	Banks - 10.6%
3,436,743	Bank of America Corp.	46,464,765
456,099	Bank of Nova Scotia	22,284,997
1,355,080	JP Morgan Chase & Co.	80,247,838
644,834	PNC Financial Services Group, Inc.	54,533,612
384,719	US Bancorp	15,615,744
2,761,434	Wells Fargo & Co.	133,542,948

		352,689,904

	Capital Goods - 5.2%
329,220	Caterpillar, Inc.	25,198,499
499,011	Eaton Corp. plc	31,218,128
341,298	General Electric Co.	10,849,863
368,692	Honeywell International, Inc.	41,311,939
79,538	Illinois Tool Works, Inc.	8,147,873
111,996	Lockheed Martin Corp.	24,807,114
76,684	Raytheon Co.	9,403,759
232,090	United Technologies Corp.	23,232,209

		174,169,384

	Commercial & Professional Services - 1.0%
622,510	Nielsen Holdings plc	32,781,377

	Consumer Services - 0.8%
1,232,384	Hilton Worldwide Holdings, Inc.	27,753,288

	Diversified Financials - 4.2%
347,843	American Express Co.	21,357,560
157,847	Ameriprise Financial, Inc.	14,839,197
139,960	BlackRock, Inc.	47,666,177
100,550	Goldman Sachs Group, Inc.	15,784,339
375,150	Northern Trust Corp.	24,448,526
533,311	Synchrony Financial*	15,284,693

		139,380,492

	Energy - 8.9%
446,425	Anadarko Petroleum Corp.	20,790,012
776,586	Chevron Corp.	74,086,304
352,840	EOG Resources, Inc.	25,609,127
766,537	Exxon Mobil Corp.	64,074,828
763,650	Hess Corp.	40,206,173
657,540	Imperial Oil Ltd.	21,961,836
379,420	Marathon Petroleum Corp.	14,106,836
175,676	Schlumberger Ltd.	12,956,105
541,793	Total S.A. ADR	24,608,238

		298,399,459

	Food & Staples Retailing - 3.2%
119,290	Costco Wholesale Corp.	18,797,718
655,081	CVS Health Corp.	67,951,552
112,894	Wal-Mart Stores, Inc.	7,732,110
161,356	Walgreens Boots Alliance, Inc.	13,592,630

		108,074,010

	Food, Beverage & Tobacco - 4.2%
889,880	Coca-Cola Co.	41,281,533
673,239	Mondelez International, Inc. Class A	27,010,349
335,800	PepsiCo, Inc.	34,412,784
384,142	Philip Morris International, Inc.	37,688,171

		140,392,837

	Health Care Equipment & Services - 4.9%
672,690	Baxter International, Inc.	27,634,105
468,069	Cardinal Health, Inc.	38,358,255
766,449	Medtronic plc	57,483,675
308,057	UnitedHealth Group, Inc.	39,708,547

		163,184,582

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Household & Personal Products - 0.8%
377,590	Colgate-Palmolive Co.	$	26,676,733

	Insurance - 6.8%
632,083	Chubb Ltd.		75,312,689
650,065	Marsh & McLennan Cos., Inc.		39,517,451
507,431	MetLife, Inc.		22,296,518
890,680	Principal Financial Group, Inc.		35,137,326
773,116	Prudential Financial, Inc.		55,834,438

			228,098,422

	Materials - 2.4%
159,310	Ball Corp.		11,357,210
405,350	Celanese Corp. Series A		26,550,425
735,969	International Paper Co.		30,204,167
103,222	Praxair, Inc.		11,813,758

			79,925,560

	Media - 3.6%
1,578,723	Comcast Corp. Class A		96,428,401
813,202	Twenty-First Century Fox, Inc. Class A		22,672,072

			119,100,473

	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
1,670,186	AstraZeneca plc ADR		47,032,438
984,086	Bristol-Myers Squibb Co.		62,863,414
403,185	Eli Lilly & Co.		29,033,352
639,765	Johnson & Johnson		69,222,573
2,159,923	Merck & Co., Inc.		114,281,526
1,561,029	Pfizer, Inc.		46,268,899

			368,702,202

	Real Estate - 0.3%
92,190	American Tower Corp. REIT		9,437,490

	Retailing - 1.1%
28,870	Expedia, Inc.		3,112,763
318,381	Lowe’s Cos., Inc.		24,117,361
5,960	Priceline Group, Inc.*		7,682,202

			34,912,326

	Semiconductors & Semiconductor Equipment - 2.7%
2,316,131	Intel Corp.		74,926,838
262,754	Texas Instruments, Inc.		15,087,334

			90,014,172

	Software & Services - 7.6%
443,394	Accenture plc Class A		51,167,667
100,550	Alphabet, Inc. Class A*		76,709,595
420,244	eBay, Inc.*		10,027,022
2,119,235	Microsoft Corp.		117,045,349

			254,949,633

	Technology Hardware & Equipment - 4.6%
466,685	Apple, Inc.		50,863,998
315,250	Avnet, Inc.		13,965,575
1,730,575	Cisco Systems, Inc.		49,269,470
314,080	Motorola Solutions, Inc.		23,775,856
352,771	Western Digital Corp.		16,664,902

			154,539,801

	Telecommunication Services - 3.0%
1,841,839	Verizon Communications, Inc.		99,606,653

	Transportation - 4.9%
188,661	Canadian National Railway Co.		11,783,766
1,366,165	CSX Corp.		35,178,749
592,797	Delta Air Lines, Inc.		28,857,358
165,957	FedEx Corp.		27,004,523
558,768	United Parcel Service, Inc. Class B		58,933,261

			161,757,657

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Utilities - 4.9%
526,416	Dominion Resources, Inc.		$	39,544,370
535,796	Edison International			38,518,374
863,582	Exelon Corp.			30,968,051
463,108	NextEra Energy, Inc.			54,804,201

				163,834,996

	Total Common Stocks (cost $2,464,252,189)			3,272,378,707

	Total Long-Term Investments (cost $2,464,252,189)			3,272,378,707

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
56,626,358	Fidelity Money Market Class 1			56,626,358

	Total Short-Term Investments (cost $56,626,358)			56,626,358

	Total Investments (cost $2,520,878,547)^	99.8%	$	3,329,005,065
	Other Assets and Liabilities	0.2%		6,618,299

	Total Net Assets	100.0%	$	3,335,623,364

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	895,647,951
Unrealized Depreciation		(87,521,433)

Net Unrealized Appreciation	$	808,126,518

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$43,997,256	$43,997,256	$—	$—
Banks	352,689,904	352,689,904	—	—
Capital Goods	174,169,384	174,169,384	—	—
Commercial & Professional Services	32,781,377	32,781,377	—	—
Consumer Services	27,753,288	27,753,288	—	—
Diversified Financials	139,380,492	139,380,492	—	—
Energy	298,399,459	298,399,459	—	—
Food & Staples Retailing	108,074,010	108,074,010	—	—
Food, Beverage & Tobacco	140,392,837	140,392,837	—	—
Health Care Equipment & Services	163,184,582	163,184,582	—	—
Household & Personal Products	26,676,733	26,676,733	—	—
Insurance	228,098,422	228,098,422	—	—
Materials	79,925,560	79,925,560	—	—
Media	119,100,473	119,100,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	368,702,202	368,702,202	—	—
Real Estate	9,437,490	9,437,490	—	—
Retailing	34,912,326	34,912,326	—	—
Semiconductors & Semiconductor Equipment	90,014,172	90,014,172	—	—
Software & Services	254,949,633	254,949,633	—	—
Technology Hardware & Equipment	154,539,801	154,539,801	—	—
Telecommunication Services	99,606,653	99,606,653	—	—
Transportation	161,757,657	161,757,657	—	—
Utilities	163,834,996	163,834,996	—	—
Short-Term Investments	56,626,358	56,626,358	—	—

Total	$3,329,005,065	$3,329,005,065	$—	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 0.6%
74,300	Fuji Heavy Industries Ltd.	$2,623,773

	Banks - 2.9%
222,357	Bank of America Corp.	3,006,267
7,384,150	Bank of Ireland*	2,135,778
45,367	BNP Paribas S.A.	2,279,264
32,799	PNC Financial Services Group, Inc.	2,773,811
55,363	Wells Fargo & Co.	2,677,355

		12,872,475

	Capital Goods - 2.3%
140,652	Assa Abloy AB Class B	2,769,085
54,269	Fortune Brands Home & Security, Inc.	3,041,235
35,000	Nidec Corp.	2,394,782
9,522	SMC Corp.	2,206,514

		10,411,616

	Commercial & Professional Services - 0.7%
25,129	Equifax, Inc.	2,871,993

	Consumer Durables & Apparel - 4.5%
32,522	Harman International Industries, Inc.	2,895,759
34,116	lululemon athletica, Inc.*	2,309,994
54,676	NIKE, Inc. Class B	3,360,934
27,024	Pandora A/S	3,533,059
88,905	Persimmon plc	2,656,591
115,900	Sony Corp.	2,979,921
29,062	Under Armour, Inc. Class A*	2,465,329

		20,201,587

	Consumer Services - 2.4%
128,333	MGM Resorts International*	2,751,460
1,367,262	Sands China Ltd.	5,581,721
41,496	Starbucks Corp.	2,477,311

		10,810,492

	Diversified Financials - 5.4%
7,088	BlackRock, Inc.	2,413,960
20,396	Factset Research Systems, Inc.	3,090,606
229,670	IG Group Holdings plc	2,634,489
10,489	Intercontinental Exchange, Inc.	2,466,383
64,814	Julius Baer Group Ltd.*	2,777,730
17,356	MarketAxess Holdings, Inc.	2,166,550
47,581	MSCI, Inc.	3,524,801
33,880	Northern Trust Corp.	2,207,960
7,211	Partners Group Holding AG	2,897,009

		24,179,488

	Energy - 1.5%
240,308	Galp Energia SGPS S.A.	3,017,516
27,448	Pioneer Natural Resources Co.	3,863,031

		6,880,547

	Food & Staples Retailing - 1.6%
14,500	Costco Wholesale Corp.	2,284,910
20,228	CVS Health Corp.	2,098,251
63,325	Seven & I Holdings Co., Ltd.	2,698,129

		7,081,290

	Food, Beverage & Tobacco - 8.1%
74,971	Altria Group, Inc.	4,697,683
31,361	Anheuser-Busch InBev N.V.	3,896,188
122,497	British American Tobacco plc	7,163,122
48,400	Coca-Cola Co.	2,245,276
284,183	Davide Campari-Milano S.p.A.	2,836,452
41,540	Imperial Brands plc	2,299,955

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

105,118	Mondelez International, Inc. Class A	$4,217,334
22,696	Monster Beverage Corp.*	3,027,193
27,141	PepsiCo, Inc.	2,781,410
29,491	Philip Morris International, Inc.	2,893,362

		36,057,975

	Health Care Equipment & Services - 3.5%
155,789	Boston Scientific Corp.*	2,930,391
37,051	Edwards Lifesciences Corp.*	3,268,269
65,000	Hoya Corp.	2,470,690
41,350	Medtronic plc	3,101,250
30,203	UnitedHealth Group, Inc.	3,893,167

		15,663,767

	Household & Personal Products - 3.1%
76,411	Estee Lauder Cos., Inc. Class A	7,206,321
67,056	Reckitt Benckiser Group plc	6,467,993

		13,674,314

	Insurance - 4.4%
83,992	Admiral Group plc	2,386,305
101,600	American International Group, Inc.	5,491,480
26,128	Aon plc	2,729,070
126,483	Assured Guaranty Ltd.	3,200,020
45,110	Marsh & McLennan Cos., Inc.	2,742,237
215,984	St James’s Place plc	2,839,827

		19,388,939

	Materials - 1.2%
32,042	HeidelbergCement AG	2,738,158
195,022	James Hardie Industries plc	2,669,901

		5,408,059

	Media - 3.4%
120,386	Comcast Corp. Class A	7,353,177
49,815	ProSiebenSat.1 Media SE	2,557,244
183,858	Sky plc	2,701,709
88,474	Twenty-First Century Fox, Inc. Class A	2,466,655

		15,078,785

	Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
21,087	Actelion Ltd.*	3,147,017
21,509	Allergan plc*	5,765,057
30,957	Amgen, Inc.	4,641,383
197,830	Bristol-Myers Squibb Co.	12,637,380
66,917	Celgene Corp.*	6,697,723
35,114	CSL Ltd.	2,728,759
46,600	Eisai Co., Ltd.	2,801,672
36,794	ICON plc*	2,763,229
34,500	Incyte Corp.*	2,500,215
83,355	Novo Nordisk A/S Class B	4,513,970
59,500	Ono Pharmaceutical Co., Ltd.	2,517,007
8,215	Regeneron Pharmaceuticals, Inc.*	2,961,015
14,632	Roche Holding AG	3,592,745
36,107	UCB S.A.	2,756,234
60,003	Zoetis, Inc.	2,659,933

		62,683,339

	Real Estate - 1.4%
62,686	American Tower Corp. REIT	6,417,166

	Retailing - 9.5%
10,227	Amazon.com, Inc.*	6,071,156
3,275	AutoZone, Inc.*	2,609,160
44,587	Home Depot, Inc.	5,949,244
72,537	Industria de Diseno Textil S.A.	2,431,410
114,293	Lowe’s Cos., Inc.	8,657,695
5,521	Priceline Group, Inc.*	7,116,348
57,439	Ross Stores, Inc.	3,325,718
39,015	TJX Cos., Inc.	3,056,825
88,382	Zalando SE*(1)	2,897,625

		42,115,181

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Semiconductors & Semiconductor Equipment - 2.3%
162,127	ARM Holdings plc		$2,360,777
172,449	Infineon Technologies AG		2,445,038
34,301	NXP Semiconductors N.V.*		2,780,782
509,000	Taiwan Semiconductor Manufacturing Co., Ltd.		2,538,806

			10,125,403

	Software & Services - 24.0%
38,349	Accenture plc Class A		4,425,475
75,857	Adobe Systems, Inc.*		7,115,387
20,272	Alphabet, Inc. Class C*		15,101,626
42,511	Automatic Data Processing, Inc.		3,813,662
39,107	Check Point Software Technologies Ltd.*		3,420,689
54,365	Cognizant Technology Solutions Corp. Class A*		3,408,685
3,575	Dropbox, Inc. Class B(1)(2)(3)		44,116
50,193	Facebook, Inc. Class A*		5,727,021
36,973	Fiserv, Inc.*		3,792,690
39,362	Gartner, Inc. Class A*		3,516,995
41,490	Global Payments, Inc.		2,709,297
35,751	Intuit, Inc.		3,718,462
42,662	Jack Henry & Associates, Inc.		3,607,925
80,075	Mastercard, Inc. Class A		7,567,087
63,934	Microsoft Corp.		3,531,075
103,129	Mobileye N.V.*		3,845,680
21,800	Nintendo Co., Ltd.		3,098,830
48,440	Salesforce.com, Inc.*		3,576,325
49,631	ServiceNow, Inc.*		3,036,425
285,700	Tencent Holdings Ltd.		5,840,953
46,132	Vantiv, Inc. Class A*		2,485,592
41,196	VeriSign, Inc.*		3,647,494
67,150	Visa, Inc. Class A		5,135,632
541,055	Worldpay Group plc*(1)		2,131,626
33,273	Zillow Group, Inc. Class A*		850,125
74,257	Zillow Group, Inc. Class C*		1,762,119

			106,910,993

	Technology Hardware & Equipment - 0.5%
81,278	Cisco Systems, Inc.		2,313,985
2,372	Pure Storage, Inc. Class B*(1)(2)(3)		32,400

			2,346,385

	Telecommunication Services - 0.7%
82,384	T-Mobile US, Inc.*		3,155,307

	Transportation - 0.7%
31,335	United Parcel Service, Inc. Class B		3,304,902

	Total Common Stocks (cost $384,078,166)		440,263,776

Warrants - 0.0%
	Diversified Financials - 0.0%
16,228	Atlas Mara Ltd. Expires 8/21/17*		1,623
1,035	Imperial Holdings, Inc. Expires 4/11/19*(3)		—

	Total Warrants (cost $162)		1,623

	Total Long-Term Investments (cost $384,078,328)		440,265,399

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
4,571,883	Fidelity Money Market Class 1		4,571,883

	Total Short-Term Investments (cost $4,571,883)		4,571,883

	Total Investments (cost $388,650,211)^	99.8%	$444,837,282
	Other Assets and Liabilities	0.2%	896,440

	Total Net Assets	100.0%	$445,733,722

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$65,016,017
Unrealized Depreciation	(8,828,946)

Net Unrealized Appreciation	$56,187,071

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $5,105,767, which represents 1.1% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $76,516, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
05/2012	3,575	Dropbox, Inc. Class B	$32,360
04/2014	1,035	Imperial Holdings, Inc. Warrants	—
04/2014	2,372	Pure Storage, Inc. Class B	37,302

			$69,662

At March 31, 2016, the aggregate value of these securities was $76,516, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$2,623,773	$—	$2,623,773	$—
Banks	12,872,475	8,457,433	4,415,042	—
Capital Goods	10,411,616	3,041,235	7,370,381	—
Commercial & Professional Services	2,871,993	2,871,993	—	—
Consumer Durables & Apparel	20,201,587	11,032,016	9,169,571	—
Consumer Services	10,810,492	5,228,771	5,581,721	—
Diversified Financials	24,179,488	15,870,260	8,309,228	—
Energy	6,880,547	3,863,031	3,017,516	—
Food & Staples Retailing	7,081,290	4,383,161	2,698,129	—
Food, Beverage & Tobacco	36,057,975	19,862,258	16,195,717	—
Health Care Equipment & Services	15,663,767	13,193,077	2,470,690	—
Household & Personal Products	13,674,314	7,206,321	6,467,993	—
Insurance	19,388,939	14,162,807	5,226,132	—
Materials	5,408,059	—	5,408,059	—
Media	15,078,785	9,819,832	5,258,953	—
Pharmaceuticals, Biotechnology & Life Sciences	62,683,339	40,625,935	22,057,404	—
Real Estate	6,417,166	6,417,166	—	—
Retailing	42,115,181	36,786,146	5,329,035	—
Semiconductors & Semiconductor Equipment	10,125,403	2,780,782	7,344,621	—
Software & Services	106,910,993	95,795,468	11,071,409	44,116
Technology Hardware & Equipment	2,346,385	2,313,985	—	32,400
Telecommunication Services	3,155,307	3,155,307	—	—
Transportation	3,304,902	3,304,902	—	—
Warrants	1,623	1,623	—	—
Short-Term Investments	4,571,883	4,571,883	—	—

Total	$444,837,282	$314,745,392	$130,015,374	$76,516

(1) For the three-month period ended March 31, 2016, investments valued at $3,144,243 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Total

Beginning balance	$89,323	$89,323
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(12,807)	(12,807)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$76,516	$76,516

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $(12,807).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Biotechnology - 20.6%
29,100	Acorda Therapeutics, Inc.*	$769,695
24,930	Alder Biopharmaceuticals, Inc.*	610,536
153,432	Alkermes plc*	5,245,840
44,780	Alnylam Pharmaceuticals, Inc.*	2,810,841
44,070	Amgen, Inc.	6,607,415
32,907	Anacor Pharmaceuticals, Inc.*	1,758,879
610,830	Arena Pharmaceuticals, Inc.*	1,203,335
49,870	Bluebird Bio, Inc.*	2,119,475
117,620	Celgene Corp.*	11,772,586
82,030	Cepheid*	2,736,521
252,400	Cytokinetics, Inc.*	1,779,420
107,748	Dicerna Pharmaceuticals, Inc.*	577,529
50,070	Galapagos N.V.*	2,098,308
138,227	GlycoMimetics, Inc.*	823,833
102,043	Incyte Corp.*	7,395,056
35,778	Innate Pharma S.A.*	494,297
138,403	Ironwood Pharmaceuticals, Inc.*	1,514,129
81,530	Loxo Oncology, Inc.*	2,229,030
101,531	Portola Pharmaceuticals, Inc.*	2,071,232
44,970	PTC Therapeutics, Inc.*	289,607
23,196	Regeneron Pharmaceuticals, Inc.*	8,360,766
209,280	Rigel Pharmaceuticals, Inc.*	435,302
88,800	Syndax Pharmaceutical, Inc.*	1,182,816
44,990	T2 Biosystems, Inc.*	443,601
51,045	TESARO, Inc.*	2,247,511
206,289	Trevena, Inc.*	1,706,010
54,590	Ultragenyx Pharmaceutical, Inc.*	3,456,093
35,024	Voyager Therapeutics, Inc.*	305,760

		73,045,423

	Drug Retail - 1.1%
21,550	CVS Health Corp.	2,235,382
18,105	Walgreens Boots Alliance, Inc.	1,525,165

		3,760,547

	Health Care Distributors - 3.8%
70,930	Cardinal Health, Inc.	5,812,713
47,800	McKesson Corp.	7,516,550

		13,329,263

	Health Care Equipment - 21.5%
194,090	Abbott Laboratories	8,118,785
131,730	AtriCure, Inc.*	2,217,016
154,641	Baxter International, Inc.	6,352,652
42,493	Becton Dickinson and Co.	6,451,287
498,560	Boston Scientific Corp.*	9,377,913
129,740	ConforMIS, Inc.*	1,394,705
61,840	EndoChoice Holdings, Inc.*	322,186
201,432	Globus Medical, Inc. Class A*	4,784,010
22,350	HeartWare International, Inc.*	702,237
33,595	Invuity, Inc.*	242,556
188,320	K2M Group Holdings, Inc.*	2,792,786
225,822	Medtronic plc	16,936,650
97,778	St. Jude Medical, Inc.	5,377,790
58,130	Stryker Corp.	6,236,768
20,695	Teleflex, Inc.	3,249,322
14,333	Zimmer Biomet Holdings, Inc.	1,528,328

		76,084,991

	Health Care Facilities - 3.9%
31,890	Acadia Healthcare Co., Inc.*	1,757,458
46,820	Community Health Systems, Inc.*	866,638
310,916	Georgia Healthcare Group plc*(1)	745,743
82,920	HCA Holdings, Inc.*	6,471,906
16,710	LifePoint Health, Inc.*	1,157,167
21,680	Universal Health Services, Inc. Class B	2,703,930

		13,702,842

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Health Care Services - 2.1%
133,770	Envision Healthcare Holdings, Inc.*	$2,728,908
95,810	Team Health Holdings, Inc.*	4,005,816
88,047	Teladoc, Inc.*	845,251

		7,579,975

	Health Care Supplies - 0.8%
22,804	DENTSPLY SIRONA, Inc.	1,405,411
155,101	Endologix, Inc.*	1,296,644

		2,702,055

	Health Care Technology - 2.5%
103,070	Allscripts Healthcare Solutions, Inc.*	1,361,555
18,460	athenahealth, Inc.*	2,561,879
85,479	Cerner Corp.*	4,526,968
13,884	Inovalon Holdings, Inc. Class A*	257,131

		8,707,533

	Internet Software & Services - 0.2%
155,036	Everyday Health, Inc.*	868,202

	Life Sciences Tools & Services - 4.3%
71,500	Agilent Technologies, Inc.	2,849,275
22,810	Illumina, Inc.*	3,697,729
32,910	PRA Health Sciences, Inc.*	1,407,232
52,050	Thermo Fisher Scientific, Inc.	7,369,759

		15,323,995

	Managed Health Care - 9.4%
73,260	Aetna, Inc.	8,230,761
316,560	Qualicorp S.A.	1,309,151
156,840	UnitedHealth Group, Inc.	20,216,676
35,940	WellCare Health Plans, Inc.*	3,333,435

		33,090,023

	Pharmaceuticals - 26.4%
76,062	Allergan plc*	20,386,898
302,390	AstraZeneca plc ADR	8,515,302
299,630	Bristol-Myers Squibb Co.	19,140,364
72,060	Daiichi Sankyo Co., Ltd.	1,599,381
44,470	Eisai Co., Ltd.	2,673,613
79,090	Eli Lilly & Co.	5,695,271
58,630	Intersect ENT, Inc.*	1,113,970
18,070	Johnson & Johnson	1,955,174
107,500	Medicines Co.*	3,415,275
86,190	MediWound Ltd.*	695,553
85,760	Merck & Co., Inc.	4,537,562
161,930	Mylan N.V.*	7,505,455
191,399	Nabriva Therapeutics AG ADR*	1,714,935
69,500	Ono Pharmaceutical Co., Ltd.	2,940,033
30,199	Revance Therapeutics, Inc.*	527,275
159,470	Shionogi & Co., Ltd.	7,495,279
35,193	UCB S.A.	2,686,464
151,468	XenoPort, Inc.*	683,121

		93,280,925

	Research & Consulting Services - 0.3%
30,580	Advisory Board Co.*	986,205

	Total Common Stocks (cost $304,697,256)	342,461,979

	Total Long-Term Investments (cost $304,697,256)	342,461,979

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
10,421,740	Fidelity Money Market Class 1		$10,421,740

	Total Short-Term Investments (cost $10,421,740)		10,421,740

	Total Investments (cost $315,118,996)^	99.8%	$352,883,719
	Other Assets and Liabilities	0.2%	725,649

	Total Net Assets	100.0%	$353,609,368

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$58,513,427
Unrealized Depreciation	(20,748,704)

Net Unrealized Appreciation	$37,764,723

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2016, the aggregate value of this security was $745,743, which represents 0.2% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Biotechnology	$73,045,423	$70,452,818	$2,592,605	$—
Drug Retail	3,760,547	3,760,547	—	—
Health Care Distributors	13,329,263	13,329,263	—	—
Health Care Equipment	76,084,991	76,084,991	—	—
Health Care Facilities	13,702,842	13,702,842	—	—
Health Care Services	7,579,975	7,579,975	—	—
Health Care Supplies	2,702,055	2,702,055	—	—
Health Care Technology	8,707,533	8,707,533	—	—
Internet Software & Services	868,202	868,202	—	—
Life Sciences Tools & Services	15,323,995	15,323,995	—	—
Managed Health Care	33,090,023	33,090,023	—	—
Pharmaceuticals	93,280,925	75,886,155	17,394,770	—
Research & Consulting Services	986,205	986,205	—	—
Short-Term Investments	10,421,740	10,421,740	—	—

Total	$352,883,719	$332,896,344	$19,987,375	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	—

Corporate Bonds - 93.4%
		Advertising - 0.1%
	160,000	Lamar Media Corp. 5.75%, 02/01/2026(1)	168,000

		Auto Manufacturers - 0.3%
	915,000	General Motors Co. 6.25%, 10/02/2043	977,258

		Auto Parts & Equipment - 0.5%
		ZF North America Capital, Inc.
	515,000	4.50%, 04/29/2022(1)	525,300
	1,220,000	4.75%, 04/29/2025(1)	1,213,900

			1,739,200

		Chemicals - 0.7%
		Ineos Group Holdings S.A.
	1,700,000	5.88%, 02/15/2019(1)	1,712,750
	535,000	6.13%, 08/15/2018(1)	544,025

			2,256,775

		Commercial Banks - 5.7%
EUR	2,600,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(4)(5)(6)	2,732,211
	$3,640,000	Barclays plc 8.25%, 12/15/2018(4)(6)	3,632,611
	1,080,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(4)(6)	1,085,940
	1,015,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(4)(6)	959,175
	2,430,000	Credit Suisse Group AG 6.25%, 12/18/2024(4)(5)(6)	2,231,464
	730,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(4)(6)	670,688
	1,675,000	Radian Group, Inc. 7.00%, 03/15/2021	1,734,462
		Royal Bank of Scotland Group plc
	2,105,000	6.99%, 10/05/2017(1)(4)(6)	2,294,450
	2,070,000	7.50%, 08/10/2020(4)(6)	1,925,100
	1,000,000	7.64%, 09/30/2017(4)(6)	971,250
	640,000	Societe Generale S.A. 8.25%, 11/29/2018(4)(5)(6)	644,800

			18,882,151

		Commercial Services - 0.9%
	255,000	Aramark Services, Inc. 5.13%, 01/15/2024	268,706
	835,000	Clean Harbors, Inc. 5.13%, 06/01/2021(1)	844,394
	2,385,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	1,979,550

			3,092,650

		Construction Materials - 4.3%
	1,866,000	Builders FirstSource, Inc. 7.63%, 06/01/2021(1)	1,940,640
	2,580,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	2,437,842
		Cemex S.A.B. de C.V.
	1,190,000	5.70%, 01/11/2025(1)	1,103,130
	760,000	6.13%, 05/05/2025(1)	710,600

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	$2,060,000	Nortek, Inc. 8.50%, 04/15/2021	$2,137,250
	1,875,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,865,625
	3,945,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	4,004,175

			14,199,262

		Distribution/Wholesale - 0.3%
	625,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	650,000
	285,000	HD Supply, Inc. 5.75%, 04/15/2024(1)(7)	292,838

			942,838

		Diversified Financial Services - 3.2%
		International Lease Finance Corp.
	5,646,000	5.88%, 04/01/2019	5,963,587
	665,000	5.88%, 08/15/2022	721,525
	970,000	6.25%, 05/15/2019	1,034,263
EUR	330,000	Lincoln Finance Ltd. 6.88%, 04/15/2021(1)	389,588
	$2,570,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	2,280,875

			10,389,838

		Electric - 1.4%
		Dynegy, Inc.
	1,005,000	5.88%, 06/01/2023	839,175
	1,070,000	7.38%, 11/01/2022	989,750
	720,000	7.63%, 11/01/2024	653,400
		GenOn Americas Generation LLC
	1,605,000	8.50%, 10/01/2021	1,047,263
	1,670,000	9.13%, 05/01/2031	1,027,050
	415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)	120,350

			4,676,988

		Entertainment - 0.4%
	1,350,000	Carmike Cinemas, Inc. 6.00%, 06/15/2023(1)	1,420,875

		Food - 1.2%
	380,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.88%, 01/15/2024(1)	397,746
	686,000	Post Holdings, Inc. 7.38%, 02/15/2022	725,445
		TreeHouse Foods, Inc.
	2,045,000	4.88%, 03/15/2022	2,091,013
	660,000	6.00%, 02/15/2024(1)	699,600

			3,913,804

		Food Service - 0.7%
	2,245,000	Aramark Services, Inc. 5.75%, 03/15/2020	2,315,156

		Forest Products & Paper - 0.6%
	2,880,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	1,987,200

		Healthcare-Products - 2.3%
		Alere, Inc.
	1,685,000	6.38%, 07/01/2023(1)	1,769,250
	2,725,000	6.50%, 06/15/2020	2,776,775
	2,895,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,887,762

			7,433,787

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Healthcare-Services - 9.1%
$2,575,000	Amsurg Corp. 5.63%, 07/15/2022	$2,652,250
	Community Health Systems, Inc.
1,296,000	5.13%, 08/15/2018	1,305,720
4,305,000	6.88%, 02/01/2022	3,885,262
2,010,000	7.13%, 07/15/2020	1,899,450
1,040,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)	1,055,600
1,835,000	HCA Holdings, Inc. 6.25%, 02/15/2021	1,972,625
	HCA, Inc.
1,340,000	5.25%, 06/15/2026	1,373,500
1,085,000	5.38%, 02/01/2025	1,096,870
4,209,000	7.50%, 11/15/2095	4,061,685
535,000	inVentiv Health, Inc. 9.00%, 01/15/2018(1)	552,387
1,965,000	LifePoint Health, Inc. 5.88%, 12/01/2023	2,053,425
945,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	982,800
	Tenet Healthcare Corp.
3,305,000	5.00%, 03/01/2019	3,267,819
500,000	6.75%, 06/15/2023	478,750
3,265,000	8.13%, 04/01/2022	3,358,869

		29,997,012

	Holding Companies-Diversified - 0.7%
2,290,000	Argos Merger Sub, Inc. 7.13%, 03/15/2023(1)	2,434,270

	Home Builders - 3.7%
	DR Horton, Inc.
265,000	4.00%, 02/15/2020	272,950
956,000	4.38%, 09/15/2022	958,390
240,000	5.75%, 08/15/2023	259,200
	KB Home
926,000	7.50%, 09/15/2022	930,630
2,930,000	8.00%, 03/15/2020	3,069,175
	Lennar Corp.
1,015,000	4.75%, 12/15/2017	1,037,838
955,000	4.75%, 04/01/2021	966,938
1,155,000	4.75%, 11/15/2022	1,157,887
370,000	4.88%, 12/15/2023	370,000
2,115,000	M/I Homes, Inc. 6.75%, 01/15/2021	2,077,987
425,000	PulteGroup, Inc. 4.25%, 03/01/2021	431,375
530,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	524,700

		12,057,070

	Household Products/Wares - 0.5%
1,680,000	Sun Products Corp. 7.75%, 03/15/2021(1)	1,545,600

	Insurance - 0.4%
	CNO Financial Group, Inc.
340,000	4.50%, 05/30/2020	346,800
835,000	5.25%, 05/30/2025	853,788

		1,200,588

	Internet - 1.3%
1,070,000	Netflix, Inc. 5.88%, 02/15/2025	1,126,175
	Zayo Group LLC / Zayo Capital, Inc.
2,145,000	6.00%, 04/01/2023	2,140,967
1,165,000	6.38%, 05/15/2025	1,138,788

		4,405,930

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Iron/Steel - 0.8%
	AK Steel Corp.
$760,000	7.63%, 05/15/2020	$475,000
1,015,000	7.63%, 10/01/2021	578,550
840,000	8.38%, 04/01/2022	453,600
25,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 05/01/2022(1)	22,719
1,130,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	1,144,125

		2,673,994

	Lodging - 0.7%
920,000	Boyd Gaming Corp. 6.38%, 04/01/2026(1)	954,500
1,210,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,249,325

		2,203,825

	Machinery-Diversified - 0.9%
2,386,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	2,564,950
445,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	437,213

		3,002,163

	Media - 12.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	122,400
245,000	5.13%, 05/01/2023(1)	249,288
95,000	5.25%, 09/30/2022	97,850
545,000	5.75%, 09/01/2023	565,438
105,000	5.75%, 01/15/2024	109,331
3,077,000	7.38%, 06/01/2020	3,202,003
1,355,000	CCO Safari II LLC 4.91%, 07/23/2025(1)	1,429,276
1,355,000	CCOH Safari LLC 5.75%, 02/15/2026(1)	1,402,425
4,305,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	4,005,512
1,560,000	CSC Holdings LLC 5.25%, 06/01/2024	1,390,350
	DISH DBS Corp.
2,170,000	5.00%, 03/15/2023	1,915,025
2,150,000	5.88%, 07/15/2022	2,037,125
945,000	6.75%, 06/01/2021	975,712
2,016,000	7.88%, 09/01/2019	2,217,600
996,000	Gray Television, Inc. 7.50%, 10/01/2020	1,050,780
2,625,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,690,625
2,180,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(1)(4)	2,245,400
	Neptune Finco Corp.
760,000	10.13%, 01/15/2023(1)	813,200
750,000	10.88%, 10/15/2025(1)	815,250
940,000	Sinclair Television Group, Inc. 5.88%, 03/15/2026(1)	962,325
1,955,000	Sirius XM Radio, Inc. 4.63%, 05/15/2023(1)	1,923,231
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(1)	1,560,450
3,355,000	5.13%, 10/15/2019	3,502,620
250,000	5.50%, 09/15/2024(1)	257,500
750,000	6.38%, 10/15/2023	806,250

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$3,495,000	Tribune Media Co. 5.88%, 07/15/2022(1)	$3,414,545
2,555,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(1)	2,618,875

		42,380,386

	Mining - 0.4%
1,345,000	Constellium N.V. 7.88%, 04/01/2021(1)	1,343,830
40,000	New Gold, Inc. 6.25%, 11/15/2022(1)	33,800

		1,377,630

	Office/Business Equipment - 1.2%
	CDW LLC / CDW Finance Corp.
885,000	5.00%, 09/01/2023	893,850
970,000	5.50%, 12/01/2024	999,100
1,780,000	6.00%, 08/15/2022	1,881,229

		3,774,179

	Oil & Gas - 8.0%
	Anadarko Petroleum Corp.
1,060,000	4.50%, 07/15/2044	831,504
130,000	4.85%, 03/15/2021	131,379
90,000	5.55%, 03/15/2026	90,792
145,000	6.60%, 03/15/2046	148,033
	Antero Resources Corp.
810,000	5.63%, 06/01/2023	745,200
1,470,000	6.00%, 12/01/2020	1,396,500
2,120,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	1,764,900
1,475,000	Bonanza Creek Energy, Inc. 6.75%, 04/15/2021	413,000
	Concho Resources, Inc.
1,910,000	5.50%, 10/01/2022	1,876,575
325,000	5.50%, 04/01/2023	318,500
	Continental Resources, Inc.
475,000	3.80%, 06/01/2024	375,250
265,000	4.50%, 04/15/2023	221,606
1,955,000	4.90%, 06/01/2044	1,456,475
560,000	5.00%, 09/15/2022	482,650
2,700,000	Diamondback Energy, Inc. 7.63%, 10/01/2021	2,781,000
300,000	Energen Corp. 4.63%, 09/01/2021	262,500
	Laredo Petroleum, Inc.
740,000	5.63%, 01/15/2022	617,900
1,360,000	6.25%, 03/15/2023	1,139,000
670,000	7.38%, 05/01/2022	569,500
380,000	Matador Resources Co. 6.88%, 04/15/2023	363,850
	MEG Energy Corp.
900,000	6.38%, 01/30/2023(1)	531,000
1,940,000	7.00%, 03/31/2024(1)	1,144,600
	QEP Resources, Inc.
2,185,000	5.25%, 05/01/2023	1,900,950
205,000	5.38%, 10/01/2022	179,888
245,000	6.80%, 03/01/2020	228,156
515,000	Rice Energy, Inc. 7.25%, 05/01/2023	450,625
1,140,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,122,900
	Tullow Oil plc
1,015,000	6.00%, 11/01/2020(1)	730,800
2,065,000	6.25%, 04/15/2022(1)	1,465,118
	WPX Energy, Inc.
2,000,000	5.25%, 09/15/2024	1,390,000
1,420,000	6.00%, 01/15/2022	1,036,600

		26,166,751

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

		Packaging & Containers - 3.4%
	$1,074,728	Ardagh Finance Holdings S.A. 8.63%, 06/15/2019(1)(8)	$	1,037,112
		Ardagh Packaging Finance plc
	2,065,000	6.00%, 06/30/2021(1)		1,961,750
	550,000	6.75%, 01/31/2021(1)		532,125
	511,000	9.13%, 10/15/2020(1)		528,885
		Ball Corp.
EUR	315,000	3.50%, 12/15/2020		380,841
	420,000	4.38%, 12/15/2023		510,775
	$2,060,000	Berry Plastics Corp. 6.00%, 10/15/2022(1)		2,159,137
		Owens-Brockway Glass Container, Inc.
	1,795,000	5.88%, 08/15/2023(1)		1,870,166
	2,215,000	6.38%, 08/15/2025(1)		2,328,519

				11,309,310

		Pharmaceuticals - 3.7%
		Endo Finance LLC
	561,000	6.00%, 07/15/2023(1)		528,041
	3,075,000	6.00%, 02/01/2025(1)		2,882,813
	1,908,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)		2,108,340
	2,050,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)		2,103,095
		Valeant Pharmaceuticals International, Inc.
	1,320,000	5.50%, 03/01/2023(1)		1,037,850
	3,175,000	5.88%, 05/15/2023(1)		2,488,406
	365,000	6.13%, 04/15/2025(1)		281,050
	750,000	Vizient, Inc. 10.38%, 03/01/2024(1)		804,375

				12,233,970

		Pipelines - 1.7%
		Energy Transfer Equity L.P.
	2,745,000	5.50%, 06/01/2027		2,202,862
	1,773,000	7.50%, 10/15/2020		1,706,513
	450,000	Kinder Morgan Finance Co. 6.00%, 01/15/2018(1)		470,513
	1,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024(1)		1,080,750

				5,460,638

		REITS - 0.4%
	1,110,000	Equinix, Inc. 5.88%, 01/15/2026		1,170,495

		Retail - 2.7%
	1,945,000	CEC Entertainment, Inc. 8.00%, 02/15/2022		1,667,837
	1,465,000	Chinos Intermediate Holdings A, Inc. 7.75%, 05/01/2019(1)(8)		721,513
	2,430,000	L Brands, Inc. 6.88%, 11/01/2035		2,637,036
	2,315,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)		2,424,962
	1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)		1,472,400

				8,923,748

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

		Semiconductors - 2.1%
	$2,515,000	Entegris, Inc. 6.00%, 04/01/2022(1)	$2,552,725
	2,345,000	Freescale Semiconductor, Inc. 6.00%, 01/15/2022(1)	2,485,700
		Sensata Technologies B.V.
	1,185,000	5.00%, 10/01/2025(1)	1,193,887
	775,000	5.63%, 11/01/2024(1)	806,000

			7,038,312

		Shipbuilding - 0.1%
	440,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	460,350

		Software - 6.4%
		Activision Blizzard, Inc.
	4,357,000	5.63%, 09/15/2021(1)	4,580,296
	910,000	6.13%, 09/15/2023(1)	975,975
		Emdeon, Inc.
	1,140,000	6.00%, 02/15/2021(1)	1,111,500
	1,640,000	11.00%, 12/31/2019	1,734,300
		First Data Corp.
	2,935,000	5.38%, 08/15/2023(1)	3,008,375
	4,106,000	5.75%, 01/15/2024(1)	4,105,589
	1,815,000	7.00%, 12/01/2023(1)	1,833,150
	1,179,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(8)	881,303
	2,075,000	Infor US, Inc. 6.50%, 05/15/2022	1,888,250
		MSCI, Inc.
	196,000	5.25%, 11/15/2024(1)	202,370
	625,000	5.75%, 08/15/2025(1)	657,813

			20,978,921

		Telecommunications - 9.7%
		Alcatel-Lucent USA, Inc.
	2,681,000	6.45%, 03/15/2029	2,848,562
	765,000	6.50%, 01/15/2028	787,950
		Altice Financing S.A.
	485,000	6.50%, 01/15/2022(1)	493,488
	380,000	6.63%, 02/15/2023(1)	380,950
	1,500,000	7.88%, 12/15/2019(1)	1,567,500
		Frontier Communications Corp.
	840,000	10.50%, 09/15/2022(1)	861,000
	2,065,000	11.00%, 09/15/2025(1)	2,075,325
		Level 3 Financing, Inc.
	970,000	5.13%, 05/01/2023	980,913
	1,080,000	5.25%, 03/15/2026(1)	1,088,100
	2,515,000	5.38%, 08/15/2022	2,554,008
	920,000	5.63%, 02/01/2023	945,300
	1,820,000	SoftBank Group Corp. 4.50%, 04/15/2020(1)	1,845,025
		Sprint Communications, Inc.
	507,000	7.00%, 03/01/2020(1)	507,000
	3,092,000	9.00%, 11/15/2018(1)	3,238,870
		Sprint Corp.
	2,495,000	7.25%, 09/15/2021	1,905,556
	2,005,000	7.88%, 09/15/2023	1,533,404
	2,735,000	Syniverse Holdings, Inc. 9.13%, 01/15/2019	1,230,750
		T-Mobile USA, Inc.
	2,490,000	6.46%, 04/28/2019	2,539,800
	1,425,000	6.63%, 11/15/2020	1,471,312
		Wind Acquisition Finance S.A.
EUR	2,640,000	4.00%, 07/15/2020(1)	2,977,770
	$215,000	6.50%, 04/30/2020(1)	217,150

			32,049,733

		Total Corporate Bonds (cost $319,613,112)	307,240,657

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Senior Floating Rate Interests - 1.8%(9)
	Electric - 0.4%
$4,525,000	Texas Competitive Electric Holdings Co. LLC 4.92%, 10/10/2017(10)		$1,289,625

	Environmental Control - 0.1%
480,000	KAR Auction Services, Inc. 4.25%, 03/09/2023		480,998

	Healthcare-Services - 0.2%
600,000	Vizient, Inc. 6.25%, 02/13/2023		603,498

	Insurance - 0.2%
550,000	Asurion LLC 8.50%, 03/03/2021		513,793

	Internet - 0.4%
1,282,909	Lands’ End, Inc. 4.25%, 04/04/2021		1,020,721
187,625	Match Group Inc. 5.50%, 11/16/2022		187,509

			1,208,230

	Machinery-Diversified - 0.3%
977,170	Gardner Denver, Inc. 4.25%, 07/30/2020		889,225

	Media - 0.2%
810,000	Virgin Media Investment Holdings Ltd. 3.50%, 06/30/2023		802,613

	Total Senior Floating Rate Interests (cost $8,157,414)		5,787,982

Convertible Bonds - 0.4%
	Home Builders - 0.1%
566,000	M/I Homes, Inc. 3.00%, 03/01/2018		546,898

	Oil & Gas - 0.3%
1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019		892,762

	Total Convertible Bonds (cost $2,483,513)		1,439,660

Common Stocks - 0.3%
	Energy - 0.3%
206,275,142	KCA Deutag*(1)(3)(11)		1,031,376

	Total Common Stocks (cost $2,795,441)		1,031,376

	Total Long-Term Investments (cost $335,528,438)		315,499,675

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.7%
8,875,471	Fidelity Money Market Class 1		8,875,471

	Total Short-Term Investments (cost $8,875,471)		8,875,471

	Total Investments (cost $344,403,909)^	98.6%	$324,375,146
	Other Assets and Liabilities	1.4%	4,663,267

	Total Net Assets	100.0%	$329,038,413

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	6,555,086
Unrealized Depreciation		(26,583,849)

Net Unrealized Depreciation	$	(20,028,763)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $137,049,808, which represents 41.7% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $1,031,376, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $5,608,475, which represents 1.7% of total net assets.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $285,000 at March 31, 2016.
(8)	This security may pay interest in additional principal instead of cash.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2016.
(10)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(11)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	206,275,142	KCA Deutag	$2,795,441

At March 31, 2016, the aggregate value of these securities was $1,031,376, which represents 0.3% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2016

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	7,680,000	5.00%	06/20/21	$123,454	$198,672	$75,218

Total					$123,454	$198,672	$75,218

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at March 31, 2016

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	04/29/16	CBK	$6,647,251	$6,753,595	$(106,344)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	307,240,657	—	307,240,657	—
Senior Floating Rate Interests	5,787,982	—	5,787,982	—
Convertible Bonds	1,439,660	—	1,439,660	—
Common Stocks
Energy	1,031,376	—	—	1,031,376
Short-Term Investments	8,875,471	8,875,471	—	—
Swaps - Credit Default(2)	75,218	—	75,218	—

Total	$324,450,364	$8,875,471	$314,543,517	$1,031,376

Liabilities
Foreign Currency Contracts(2)	$(106,344)	$—	$(106,344)	$—

Total	$(106,344)	$—	$(106,344)	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Total

Beginning balance	$921,843	$921,843
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	109,533	109,533
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$1,031,376	$1,031,376

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $109,533.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 97.4%
	Australia - 0.8%
887,534	BHP Billiton plc	$	9,938,923

	Belgium - 2.0%
209,619	Anheuser-Busch InBev N.V.		26,042,380

	Brazil - 0.3%
455,410	BB Seguridade Participacoes S.A.		3,761,678

	Canada - 6.9%
539,665	Canadian National Railway Co.		33,724,128
341,210	Imperial Oil Ltd.		11,399,501
530,500	Magna International, Inc.		22,804,862
513,770	TransCanada Corp.		20,198,727

			88,127,218

	China - 4.9%
278,238	Alibaba Group Holding Ltd. ADR*		21,989,149
47,656	Baidu, Inc. ADR*		9,096,577
5,609,000	China Life Insurance Co., Ltd. Class H		13,782,706
9,579,000	CNOOC Ltd.		11,179,124
3,008,000	PICC Property & Casualty Co., Ltd. Class H		5,538,530

			61,586,086

	Denmark - 0.4%
136,907	H. Lundbeck A/S*		4,515,324

	France - 13.1%
400,080	Airbus Group SE		26,508,268
291,574	BNP Paribas S.A.		14,648,846
190,737	Essilor International S.A.		23,501,786
260,262	Groupe Eurotunnel SE		2,913,787
92,540	LVMH Moet Hennessy Louis Vuitton SE		15,812,893
318,160	Schneider Electric SE		20,050,596
98,003	Technip S.A.		5,431,245
814,435	Total S.A.		37,057,853
73,384	Unibail-Rodamco SE REIT		20,125,942

			166,051,216

	Germany - 9.4%
79,476	adidas AG		9,279,679
303,444	Beiersdorf AG		27,332,428
193,304	Brenntag AG		11,014,990
46,318	Continental AG		10,505,378
1,005,335	Deutsche Telekom AG		18,023,955
219,215	RWE AG		2,820,080
126,620	Siemens AG		13,391,419
740,296	Vonovia SE		26,577,241

			118,945,170

	Greece - 0.3%
1,925,027	Alpha Bank A.E.*		4,243,492

	Hong Kong - 0.8%
430,807	Hong Kong Exchanges and Clearing Ltd.		10,380,795

	India - 4.1%
1,631,818	Bharti Infratel Ltd.		9,411,602
76,126	Divi’s Laboratories Ltd.		1,134,646
83,460	HDFC Bank Ltd. ADR		5,143,640
5,134,685	ICICI Bank Ltd.		18,446,220
127,593	Maruti Suzuki India Ltd.		7,162,777
953,861	Power Grid Corp. of India Ltd.		2,002,740
216,462	Tata Consultancy Services Ltd.		8,237,523

			51,539,148

	Ireland - 1.3%
579,703	CRH plc		16,355,535

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Italy - 3.9%
92,616	Assicurazioni Generali S.p.A.	$	1,371,001
281,646	Banca Generali S.p.A.		8,271,164
703,661	FinecoBank Banca Fineco S.p.A.		5,917,682
3,560,005	Intesa Sanpaolo S.p.A.		9,843,462
311,071	Luxottica Group S.p.A.		17,136,219
1,013,670	Snam S.p.A.		6,343,565

			48,883,093

	Japan - 13.2%
410,760	Asics Corp.		7,325,142
177,980	Daito Trust Construction Co., Ltd.		25,244,023
233,945	Daiwa House Industry Co., Ltd.		6,575,795
165,210	Eisai Co., Ltd.		9,932,708
456,700	Japan Exchange Group, Inc.		6,986,669
3,140,000	NEC Corp.		7,893,902
565,500	Nippon Telegraph & Telephone Corp.		24,428,181
137,105	Olympus Corp.		5,322,987
179,900	Omron Corp.		5,350,693
372,225	Ono Pharmaceutical Co., Ltd.		15,746,097
553,030	Seven & I Holdings Co., Ltd.		23,563,308
537,000	Sumitomo Mitsui Financial Group, Inc.		16,302,063
42,205	Takeda Pharmaceutical Co., Ltd.		1,924,149
328,933	Tokio Marine Holdings, Inc.		11,113,958

			167,709,675

	Netherlands - 2.2%
190,340	AerCap Holdings N.V.*		7,377,579
255,632	NXP Semiconductors N.V.*		20,724,086

			28,101,665

	Russia - 1.5%
2,674,900	Sberbank of Russia PJSC ADR		18,569,046

	South Korea - 1.3%
37,407	Hyundai Motor Co.		4,992,205
30,443	Korea Electric Power Corp.		1,594,769
419,905	SK Hynix, Inc.		10,337,080

			16,924,054

	Spain - 1.4%
1,655,335	CaixaBank S.A.		4,879,214
26,763	CaixaBank S.A.*		78,886
368,798	Industria de Diseno Textil S.A.		12,361,955

			17,320,055

	Sweden - 1.3%
626,672	Assa Abloy AB Class B		12,337,602
118,769	Hennes & Mauritz AB Class B		3,953,124

			16,290,726

	Switzerland - 5.9%
153,271	Cie Financiere Richemont S.A.		10,123,615
115,174	Julius Baer Group Ltd.*		4,936,006
453,348	Novartis AG		32,800,575
36,342	Roche Holding AG		8,923,425
258,113	UBS Group AG		4,152,014
60,040	Zurich Insurance Group AG*		13,923,954

			74,859,589

	Taiwan - 3.1%
7,899,035	Taiwan Semiconductor Manufacturing Co., Ltd.		39,399,061

	United Kingdom - 19.3%
412,273	AstraZeneca plc		23,017,927
448,128	British American Tobacco plc		26,204,689
848,440	Compass Group plc		14,956,617
38,340	Derwent London plc REIT		1,732,576
1,063,945	Diageo plc		28,688,252
176,489	Hikma Pharmaceuticals plc		5,011,665

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

1,373,880	International Consolidated Airlines Group S.A.		$	10,894,817
360,450	Markit, Ltd.*			12,741,907
207,733	Schroders plc			7,986,217
2,302,403	Sky plc			33,832,759
1,429,948	Smith & Nephew plc			23,526,563
907,564	Unilever N.V.			40,802,937
640,368	WPP plc			14,904,882

				244,301,808

	Total Common Stocks (cost $1,210,135,200)			1,233,845,737

	Total Long-Term Investments (cost $1,210,135,200)			1,233,845,737

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
20,599,124	BlackRock Liquidity Funds TempFund Portfolio			20,599,124

	Total Short-Term Investments (cost $20,599,124)			20,599,124

	Total Investments (cost $1,230,734,324)^	99.0%	$	1,254,444,861
	Other Assets and Liabilities	1.0%		12,576,232

	Total Net Assets	100.0%	$	1,267,021,093

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	87,017,841
Unrealized Depreciation		(63,307,304)

Net Unrealized Appreciation	$	23,710,537

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$9,938,923	$—	$9,938,923	$—
Belgium	26,042,380	—	26,042,380	—
Brazil	3,761,678	3,761,678	—	—
Canada	88,127,218	88,127,218	—	—
China	61,586,086	31,085,726	30,500,360	—
Denmark	4,515,324	—	4,515,324	—
France	166,051,216	—	166,051,216	—
Germany	118,945,170	—	118,945,170	—
Greece	4,243,492	—	4,243,492	—
Hong Kong	10,380,795	—	10,380,795	—
India	51,539,148	5,143,640	46,395,508	—
Ireland	16,355,535	—	16,355,535	—
Italy	48,883,093	—	48,883,093	—
Japan	167,709,675	—	167,709,675	—
Netherlands	28,101,665	28,101,665	—	—
Russia	18,569,046	—	18,569,046	—
South Korea	16,924,054	—	16,924,054	—
Spain	17,320,055	78,886	17,241,169	—
Sweden	16,290,726	—	16,290,726	—
Switzerland	74,859,589	—	74,859,589	—
Taiwan	39,399,061	—	39,399,061	—
United Kingdom	244,301,808	12,741,907	231,559,901	—
Short-Term Investments	20,599,124	20,599,124	—	—

Total	$1,254,444,861	$189,639,844	$1,064,805,017	$—

(1) For the three-month period ended March 31, 2016, investments valued at $25,101,348 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.8%
	Automobiles & Components - 1.3%
438,202	Harley-Davidson, Inc.	$	22,492,909

	Banks - 4.2%
93,275	Cullen/Frost Bankers, Inc.		5,140,386
189,365	East West Bancorp, Inc.		6,150,575
27,272	First Citizens BancShares, Inc. Class A		6,847,181
315,183	First Republic Bank		21,003,795
298,624	M&T Bank Corp.		33,147,264

			72,289,201

	Capital Goods - 7.8%
674,081	Allison Transmission Holdings, Inc.		18,186,705
87,415	Colfax Corp.*		2,499,195
351,870	Fastenal Co.		17,241,630
368,861	IDEX Corp.		30,571,200
244,667	Lennox International, Inc.		33,076,532
237,990	MSC Industrial Direct Co., Inc. Class A		18,161,017
276,163	PACCAR, Inc.		15,103,354

			134,839,633

	Commercial & Professional Services - 10.4%
57,908	Cintas Corp.		5,200,718
289,313	Clean Harbors, Inc.*		14,274,703
325,888	Equifax, Inc.		37,245,740
287,039	ManpowerGroup, Inc.		23,370,715
711,684	Robert Half International, Inc.		33,150,241
772,508	TransUnion*		21,328,946
562,517	TriNet Group, Inc.*		8,072,119
23,254	UniFirst Corp.		2,537,476
546,159	Waste Connections, Inc.		35,276,410

			180,457,068

	Consumer Durables & Apparel - 3.1%
233,319	Harman International Industries, Inc.		20,774,724
18,707	NVR, Inc.*		32,408,007

			53,182,731

	Consumer Services - 1.4%
295,184	Choice Hotels International, Inc.		15,954,695
93,733	Wynn Resorts Ltd.		8,757,474

			24,712,169

	Diversified Financials - 5.5%
143,371	Factset Research Systems, Inc.		21,725,008
244,969	Invesco Ltd.		7,537,696
132,082	Moody’s Corp.		12,753,838
279,065	MSCI, Inc.		20,673,135
268,608	Northern Trust Corp.		17,505,183
347,403	SEI Investments Co.		14,955,699

			95,150,559

	Energy - 5.7%
106,527	Cimarex Energy Co.		10,361,881
1,310,570	Cobalt International Energy, Inc.*		3,892,393
164,921	Diamondback Energy, Inc.*		12,728,603
334,252	Energen Corp.		12,230,281
368,026	Newfield Exploration Co.*		12,236,865
606,982	Patterson-UTI Energy, Inc.		10,695,023
82,653	Pioneer Natural Resources Co.		11,632,583
992,476	QEP Resources, Inc.		14,003,836
224,354	World Fuel Services Corp.		10,899,117

			98,680,582

	Food & Staples Retailing - 0.7%
148,371	PriceSmart, Inc.		12,549,219

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Health Care Equipment & Services - 7.3%
457,943	DENTSPLY SIRONA, Inc.	$	28,223,027
753,423	IMS Health Holdings, Inc.*		20,003,381
92,558	MEDNAX, Inc.*		5,981,098
458,978	Patterson Cos., Inc.		21,356,246
131,711	STERIS plc		9,358,067
65,249	Teleflex, Inc.		10,244,745
142,692	Universal Health Services, Inc. Class B		17,796,546
175,382	Varian Medical Systems, Inc.*		14,034,068

			126,997,178

	Insurance - 6.7%
36,714	Alleghany Corp.*		18,217,487
41,900	Fairfax Financial Holdings Ltd.		23,456,580
45,632	Markel Corp.*		40,684,122
16,460	White Mountains Insurance Group Ltd.		13,210,796
64,446	Willis Towers Watson plc		7,647,162
237,839	WR Berkley Corp.		13,366,552

			116,582,699

	Materials - 3.2%
254,863	Ball Corp.		18,169,183
207,931	Packaging Corp. of America		12,559,032
42,689	Sherwin-Williams Co.		12,152,278
230,707	Silgan Holdings, Inc.		12,266,691

			55,147,184

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
191,656	Agios Pharmaceuticals, Inc.*		7,781,234
485,052	Alkermes plc*		16,583,928
110,870	Alnylam Pharmaceuticals, Inc.*		6,959,310
883,717	Ironwood Pharmaceuticals, Inc.*		9,667,864
106,768	Jazz Pharmaceuticals plc*		13,938,562
81,384	Mettler-Toledo International, Inc.*		28,057,948
167,832	Waters Corp.*		22,140,397

			105,129,243

	Retailing - 5.8%
239,005	Advance Auto Parts, Inc.		38,322,062
506,506	CarMax, Inc.*		25,882,456
227,815	Tiffany & Co.		16,717,065
302,623	TripAdvisor, Inc.*		20,124,429

			101,046,012

	Semiconductors & Semiconductor Equipment - 1.5%
218,808	First Solar, Inc.*		14,981,784
453,044	SunPower Corp.*		10,121,003

			25,102,787

	Software & Services - 13.5%
435,041	Akamai Technologies, Inc.*		24,175,228
406,549	Cadence Design Systems, Inc.*		9,586,425
1,751,262	Genpact Ltd.*		47,616,814
405,452	Global Payments, Inc.		26,476,016
317,070	Guidewire Software, Inc.*		17,273,974
157,329	ServiceNow, Inc.*		9,625,388
18,250	Total System Services, Inc.		868,335
738,540	Vantiv, Inc. Class A*		39,792,535
289,264	VeriSign, Inc.*		25,611,435
222,614	WEX, Inc.*		18,557,103
217,513	Zillow Group, Inc. Class A*		5,557,457
385,678	Zillow Group, Inc. Class C*		9,152,139

			234,292,849

	Technology Hardware & Equipment - 6.6%
403,844	Amphenol Corp. Class A		23,350,260
485,173	CDW Corp. of Delaware		20,134,680
214,862	FEI Co.		19,124,867
894,345	National Instruments Corp.		26,928,728
976,658	Trimble Navigation Ltd.*		24,221,118

			113,759,653

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Transportation - 6.5%
227,830	Alaska Air Group, Inc.		$	18,686,617
35,491	AMERCO			12,681,289
114,924	CH Robinson Worldwide, Inc.			8,530,809
349,746	Genesee & Wyoming, Inc. Class A*			21,929,074
284,714	J.B. Hunt Transport Services, Inc.			23,984,307
789,705	JetBlue Airways Corp.*			16,678,570
214,079	Spirit Airlines, Inc.*			10,271,510

				112,762,176

	Utilities - 2.5%
135,758	Eversource Energy			7,920,122
628,078	UGI Corp.			25,305,262
175,071	WEC Energy Group, Inc.			10,516,515

				43,741,899

	Total Common Stocks (cost $1,458,186,386)			1,728,915,751

	Total Long-Term Investments (cost $1,458,186,386)			1,728,915,751

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
9,028,554	Fidelity Money Market Class 1			9,028,554

	Total Short-Term Investments (cost $9,028,554)			9,028,554

	Total Investments (cost $1,467,214,940)^	100.3%	$	1,737,944,305
	Other Assets and Liabilities	(0.3)%		(4,499,354)

	Total Net Assets	100.0%	$	1,733,444,951

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	360,746,574
Unrealized Depreciation		(90,017,209)

Net Unrealized Appreciation	$	270,729,365

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$22,492,909	$22,492,909	$—	$—
Banks	72,289,201	72,289,201	—	—
Capital Goods	134,839,633	134,839,633	—	—
Commercial & Professional Services	180,457,068	180,457,068	—	—
Consumer Durables & Apparel	53,182,731	53,182,731	—	—
Consumer Services	24,712,169	24,712,169	—	—
Diversified Financials	95,150,559	95,150,559	—	—
Energy	98,680,582	98,680,582	—	—
Food & Staples Retailing	12,549,219	12,549,219	—	—
Health Care Equipment & Services	126,997,178	126,997,178	—	—
Insurance	116,582,699	116,582,699	—	—
Materials	55,147,184	55,147,184	—	—
Pharmaceuticals, Biotechnology & Life Sciences	105,129,243	105,129,243	—	—
Retailing	101,046,012	101,046,012	—	—
Semiconductors & Semiconductor Equipment	25,102,787	25,102,787	—	—
Software & Services	234,292,849	234,292,849	—	—
Technology Hardware & Equipment	113,759,653	113,759,653	—	—
Transportation	112,762,176	112,762,176	—	—
Utilities	43,741,899	43,741,899	—	—
Short-Term Investments	9,028,554	9,028,554	—	—

Total	$1,737,944,305	$1,737,944,305	$—	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.4%
	Automobiles & Components - 1.0%
109,673	Goodyear Tire & Rubber Co.	$	3,617,016

	Banks - 8.9%
168,173	BankUnited, Inc.		5,791,878
38,034	CIT Group, Inc.		1,180,195
182,739	Comerica, Inc.		6,920,326
168,627	EverBank Financial Corp.		2,544,581
52,552	IBERIABANK Corp.		2,694,341
159,993	Provident Financial Services, Inc.		3,230,259
45,582	South State Corp.		2,927,732
307,115	Zions Bancorporation		7,435,254

			32,724,566

	Capital Goods - 7.7%
11,747	Curtiss-Wright Corp.		888,895
128,875	Generac Holdings, Inc.*		4,799,305
73,834	Hubbell, Inc. Class B		7,821,236
95,739	Moog, Inc. Class A*		4,373,358
9,296	Orbital ATK, Inc.		808,194
47,818	Rexel S.A.		681,633
584,585	Sanwa Holdings Corp.		4,348,878
90,200	Sensata Technologies Holding N.V.*		3,503,368
22,460	WESCO International, Inc.*		1,227,888

			28,452,755

	Consumer Durables & Apparel - 6.9%
108,516	D.R. Horton, Inc.		3,280,439
35,599,130	Global Brands Group Holding Ltd.*		4,312,683
138,953	Lennar Corp. Class A		6,719,767
106,524	Newell Rubbermaid, Inc.		4,717,948
353,747	Performance Sports Group Ltd.*		1,124,916
175,944	PulteGroup, Inc.		3,291,912
285,660	Samsonite International S.A.		956,835
41,942	Toll Brothers, Inc.*		1,237,708

			25,642,208

	Consumer Services - 2.6%
118,100	Bloomin’ Brands, Inc.		1,992,347
138,701	Norwegian Cruise Line Holdings Ltd.*		7,668,778

			9,661,125

	Diversified Financials - 3.5%
136,539	Markit, Ltd.*		4,826,654
77,956	MSCI, Inc.		5,774,981
48,848	Raymond James Financial, Inc.		2,325,653
451,900	Solar Cayman Ltd.*(1)(2)(3)		97,610

			13,024,898

	Energy - 6.8%
416,400	Cobalt International Energy, Inc.*		1,236,708
119,107	Diamondback Energy, Inc.*		9,192,678
70,027	Energen Corp.		2,562,288
29,273	HollyFrontier Corp.		1,033,922
182,676	Newfield Exploration Co.*		6,073,977
337,710	QEP Resources, Inc.		4,765,088
260,900	Trican Well Service Ltd.*		239,054

			25,103,715

	Food, Beverage & Tobacco - 1.9%
66,236	Ingredion, Inc.		7,073,342

	Health Care Equipment & Services - 1.7%
118,988	Brookdale Senior Living, Inc.*		1,889,529
215,785	Envision Healthcare Holdings, Inc.*		4,402,014

			6,291,543

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Insurance - 9.2%
87,118	Argo Group International Holdings Ltd.	$	4,999,702
64,220	CNO Financial Group, Inc.		1,150,823
66,879	Hanover Insurance Group, Inc.		6,033,823
91,792	Reinsurance Group of America, Inc.		8,834,980
206,521	Unum Group		6,385,629
176,579	XL Group plc		6,498,107

			33,903,064

	Materials - 8.0%
90,240	Bemis Co., Inc.		4,672,627
114,874	Cabot Corp.		5,551,860
71,908	Celanese Corp. Series A		4,709,974
103,719	KapStone Paper & Packaging Corp.		1,436,508
384,946	Louisiana-Pacific Corp.*		6,590,276
189,203	Methanex Corp.		6,077,200
8,372	Packaging Corp. of America		505,669

			29,544,114

	Media - 2.4%
199,102	Interpublic Group of Cos., Inc.		4,569,391
161,935	Quebecor, Inc. Class B		4,251,768

			8,821,159

	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
99,006	Almirall S.A.		1,660,689
48,500	Endo International plc*		1,365,275
111,025	Ono Pharmaceutical Co., Ltd.		4,696,650

			7,722,614

	Real Estate - 10.7%
104,029	American Assets Trust, Inc. REIT		4,152,838
103,366	Blackstone Mortgage Trust, Inc. Class A REIT		2,776,411
86,608	Equity LifeStyle Properties, Inc. REIT		6,299,000
65,046	Extra Space Storage, Inc. REIT		6,079,199
175,139	Forest City Realty Trust, Inc. Class A REIT		3,693,681
142,802	LaSalle Hotel Properties REIT		3,614,319
56,386	PS Business Parks, Inc. REIT		5,667,357
23,657	Sovran Self Storage, Inc. REIT		2,790,343
166,481	STORE Capital Corp. REIT		4,308,528

			39,381,676

	Retailing - 1.7%
226,724	DSW, Inc. Class A		6,266,651

	Semiconductors & Semiconductor Equipment - 6.0%
214,083	Microsemi Corp.*		8,201,520
100,095	Qorvo, Inc.*		5,045,789
133,678	Silicon Motion Technology Corp. ADR		5,188,043
48,036	Synaptics, Inc.*		3,830,391

			22,265,743

	Software & Services - 2.8%
173,538	Booz Allen Hamilton Holding Corp.		5,254,731
153,503	Verint Systems, Inc.*		5,123,930

			10,378,661

	Technology Hardware & Equipment - 3.8%
46,875	ARRIS International plc*		1,074,375
138,689	Arrow Electronics, Inc.*		8,932,959
51,456	Harris Corp.		4,006,364

			14,013,698

	Telecommunication Services - 0.8%
54,282	Millicom International Cellular S.A.		2,961,061

	Transportation - 3.2%
78,235	Genesee & Wyoming, Inc. Class A*		4,905,335
251,600	Hertz Global Holdings, Inc.*		2,649,348
80,066	Knight Transportation, Inc.		2,093,726
36,176	Ryder System, Inc.		2,343,481

			11,991,890

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Utilities - 6.7%
82,263	Alliant Energy Corp.			$6,110,495
137,483	Great Plains Energy, Inc.			4,433,827
50,005	Portland General Electric Co.			1,974,697
206,682	UGI Corp.			8,327,218
75,864	Westar Energy, Inc.			3,763,613

				24,609,850

	Total Common Stocks (cost $323,191,324)			363,451,349

	Total Long-Term Investments (cost $323,191,324)			363,451,349

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
5,473,880	Federated Prime Obligations Fund			5,473,880

	Total Short-Term Investments (cost $5,473,880)			5,473,880

	Total Investments (cost $328,665,204)^	99.9%	$	368,925,229
	Other Assets and Liabilities	0.1%		310,292

	Total Net Assets	100.0%	$	369,235,521

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	68,542,861
Unrealized Depreciation		(28,282,836)

Net Unrealized Appreciation	$	40,260,025

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of this security was $97,610, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2016, the aggregate value of this security was $97,610, which represents 0.0% of total net assets.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2007	451,900	Solar Cayman Ltd.	$132,446

At March 31, 2016, the aggregate value of these securities was $97,610, which represents 0.0% of total net assets.

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$3,617,016	$3,617,016	$—	$—
Banks	32,724,566	32,724,566	—	—
Capital Goods	28,452,755	23,422,244	5,030,511	—
Consumer Durables & Apparel	25,642,208	20,372,690	5,269,518	—
Consumer Services	9,661,125	9,661,125	—	—
Diversified Financials	13,024,898	12,927,288	—	97,610
Energy	25,103,715	25,103,715	—	—
Food, Beverage & Tobacco	7,073,342	7,073,342	—	—
Health Care Equipment & Services	6,291,543	6,291,543	—	—
Insurance	33,903,064	33,903,064	—	—
Materials	29,544,114	29,544,114	—	—
Media	8,821,159	8,821,159	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,722,614	1,365,275	6,357,339	—
Real Estate	39,381,676	39,381,676	—	—
Retailing	6,266,651	6,266,651	—	—
Semiconductors & Semiconductor Equipment	22,265,743	22,265,743	—	—
Software & Services	10,378,661	10,378,661	—	—
Technology Hardware & Equipment	14,013,698	14,013,698	—	—
Telecommunication Services	2,961,061	—	2,961,061	—
Transportation	11,991,890	11,991,890	—	—
Utilities	24,609,850	24,609,850	—	—
Short-Term Investments	5,473,880	5,473,880	—	—

Total	$368,925,229	$349,209,190	$19,618,429	$97,610

(1) For the three-month period ended March 31, 2016, investments valued at $4,443,388 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Total

Beginning balance	$97,610	$97,610
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$97,610	$97,610

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)  Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

b)  Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)  Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 94.2%
	Automobiles & Components - 0.0%
6,575	Tenneco, Inc.*	$	338,678

	Banks - 4.4%
801,164	Associated Banc-Corp.		14,372,882
249,141	EverBank Financial Corp.		3,759,538
4,192	FCB Financial Holdings, Inc. Class A*		139,426
9,686	First Merchants Corp.		228,299
3,614	Flushing Financial Corp.		78,134
4,970	Great Western Bancorp, Inc.		135,532
15,573	MGIC Investment Corp.*		119,445
313,753	PrivateBancorp, Inc.		12,110,866
3,624	Sandy Spring Bancorp, Inc.		100,856
474,055	Sterling Bancorp		7,551,696
516,571	United Community Banks, Inc.		9,541,066

			48,137,740

	Capital Goods - 8.7%
7,743	AAON, Inc.		216,804
342,768	Advanced Drainage Systems, Inc.		7,300,958
420,393	Altra Industrial Motion Corp.		11,678,517
135,661	Applied Industrial Technologies, Inc.		5,887,687
124,301	Astronics Corp.*		4,742,083
4,131	AZZ, Inc.		233,815
1,512	Esterline Technologies Corp.*		96,874
350,028	Generac Holdings, Inc.*		13,035,043
3,873	Heico Corp. Class A		184,355
2,164	Lennox International, Inc.		292,551
288,269	Masonite International Corp.*		18,881,619
199,821	Middleby Corp.*		21,334,888
2,157	Teledyne Technologies, Inc.*		190,118
3,540	Toro Co.		304,865
3,814	Triumph Group, Inc.		120,065
211,083	WESCO International, Inc.*		11,539,908

			96,040,150

	Commercial & Professional Services - 1.8%
286,166	Advisory Board Co.*		9,228,854
3,740	Deluxe Corp.		233,713
6,442	Exponent, Inc.		328,606
3,572	GP Strategies Corp.*		97,873
6,276	On Assignment, Inc.*		231,710
201,035	WageWorks, Inc.*		10,174,381

			20,295,137

	Consumer Durables & Apparel - 4.2%
211,313	G-III Apparel Group Ltd.*		10,331,093
158,478	Kate Spade & Co.*		4,044,359
3,018	Oxford Industries, Inc.		202,900
2,805,680	Samsonite International S.A.		9,397,789
597,145	Steven Madden Ltd.*		22,118,251
6,025	TopBuild Corp.*		179,183
4,782	Vista Outdoor, Inc.*		248,234

			46,521,809

	Consumer Services - 7.5%
17,364	Bloomin’ Brands, Inc.		292,931
3,531	Brinker International, Inc.		162,249
902,823	ClubCorp Holdings, Inc.		12,675,635
11,641	Del Frisco’s Restaurant Group, Inc.*		193,008
891,508	Diamond Resorts International, Inc.*		21,663,644
4,340	Dunkin’ Brands Group, Inc.		204,718
119,604	Jack in the Box, Inc.		7,639,108
16,647	La Quinta Holdings, Inc.*		208,088
4,090	Marriott Vacations Worldwide Corp.		276,075
135,961	Panera Bread Co. Class A*		27,848,892

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

2,890	Papa John’s International, Inc.	$	156,609
257,492	Texas Roadhouse, Inc.		11,221,501
6,761	Wingstop, Inc.*		153,339

			82,695,797

	Diversified Financials - 2.1%
3,780	Evercore Partners, Inc. Class A		195,615
93,079	HFF, Inc. Class A		2,562,465
99,594	MarketAxess Holdings, Inc.		12,432,319
724,319	WisdomTree Investments, Inc.		8,278,966

			23,469,365

	Energy - 2.5%
137,853	Diamondback Energy, Inc.*		10,639,495
257,800	Patterson-UTI Energy, Inc.		4,542,436
855,539	QEP Resources, Inc.		12,071,655
9,237	RSP Permian, Inc.*		268,242

			27,521,828

	Food & Staples Retailing - 0.1%
3,588	Casey’s General Stores, Inc.		406,592
10,040	Natural Grocers by Vitamin Cottage, Inc.*		213,551
3,028	PriceSmart, Inc.		256,108

			876,251

	Food, Beverage & Tobacco - 1.4%
1,923,436	Greencore Group plc		10,341,204
526,950	Nomad Foods Ltd.*		4,747,819
3,841	Post Holdings, Inc.*		264,146
3,477	TreeHouse Foods, Inc.*		301,630

			15,654,799

	Health Care Equipment & Services - 9.5%
277,326	Acadia Healthcare Co., Inc.*		15,283,436
139,474	Align Technology, Inc.*		10,138,365
4,801	Anika Therapeutics, Inc.*		214,701
580	Atrion Corp.		229,309
4,755	Cynosure, Inc. Class A*		209,791
237,817	DexCom, Inc.*		16,150,152
540,617	Envision Healthcare Holdings, Inc.*		11,028,587
12,699	Globus Medical, Inc. Class A*		301,601
1,510	HeartWare International, Inc.*		47,444
2,269	ICU Medical, Inc.*		236,203
627,856	Insulet Corp.*		20,819,705
184,450	LifePoint Health, Inc.*		12,773,162
2,691	LivaNova plc*		145,260
7,150	Omnicell, Inc.*		199,271
4,746	Team Health Holdings, Inc.*		198,430
3,454	U.S. Physical Therapy, Inc.		171,767
7,227	Vascular Solutions, Inc.*		235,094
636,521	Veeva Systems, Inc. Class A*		15,938,486
3,658	WellCare Health Plans, Inc.*		339,280

			104,660,044

	Insurance - 2.2%
4,966	AMERISAFE, Inc.		260,914
98,519	Assurant, Inc.		7,600,741
438,487	First American Financial Corp.		16,710,739
5,668	James River Group Holdings Ltd.		182,850

			24,755,244

	Materials - 3.9%
7,068	Boise Cascade Co.*		146,449
20,622	Graphic Packaging Holding Co.		264,993
1,076,992	Headwaters, Inc.*		21,367,521
605,195	KapStone Paper & Packaging Corp.		8,381,951
19,424	OMNOVA Solutions, Inc.*		107,997
1,479,704	Platform Specialty Products Corp.*		12,725,454
7,602	PolyOne Corp.		229,961
4,086	Silgan Holdings, Inc.		217,253

			43,441,579

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
3,917	Acorda Therapeutics, Inc.*	$	103,605
270,072	Aerie Pharmaceuticals, Inc.*		3,284,075
1,685	Agios Pharmaceuticals, Inc.*		68,411
6,759	Alder Biopharmaceuticals, Inc.*		165,528
10,463	Amicus Therapeutics, Inc.*		88,412
95,954	Anacor Pharmaceuticals, Inc.*		5,128,741
12,496	Aratana Therapeutics, Inc.*		68,978
4,321	BioCryst Pharmaceuticals, Inc.*		12,228
53,800	Bluebird Bio, Inc.*		2,286,500
160,622	Cepheid*		5,358,350
286,474	Five Prime Therapeutics, Inc.*		11,639,439
5,848	Flexion Therapeutics, Inc.*		53,802
238,674	Galapagos N.V. ADR*		9,981,347
5,649	GlycoMimetics, Inc.*		33,668
325,497	Intersect ENT, Inc.*		6,184,443
365,825	Ironwood Pharmaceuticals, Inc.*		4,002,125
5,500	Medicines Co.*		174,735
4,651	Neurocrine Biosciences, Inc.*		183,947
1,094,523	Novavax, Inc.*		5,647,739
3,349	Ophthotech Corp.*		141,562
245,218	Otonomy, Inc.*		3,658,652
4,291	PAREXEL International Corp.*		269,174
136,769	Portola Pharmaceuticals, Inc.*		2,790,088
216,949	PTC Therapeutics, Inc.*		1,397,152
7,656	Relypsa, Inc.*		103,739
201,604	TESARO, Inc.*		8,876,624
132,777	Ultragenyx Pharmaceutical, Inc.*		8,406,112
12,845	XenoPort, Inc.*		57,931

			80,167,107

	Real Estate - 2.5%
4,715	Coresite Realty Corp. REIT		330,097
618,581	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		11,889,127
679,555	Kennedy-Wilson Holdings, Inc. REIT		14,882,254
13,280	Sunstone Hotel Investors, Inc. REIT		185,920

			27,287,398

	Retailing - 3.6%
5,016,400	Allstar Co.*(1)(2)(3)		4,414,432
8,011	Burlington Stores, Inc.*		450,539
2,688	Core-Mark Holding Co., Inc.		219,233
301,994	Dick’s Sporting Goods, Inc.		14,118,220
9,171	DSW, Inc. Class A		253,487
199,565	Five Below, Inc.*		8,250,017
132,598	HSN, Inc.		6,936,201
104,986	Tory Burch LLC*(1)(2)(3)		5,526,449

			40,168,578

	Semiconductors & Semiconductor Equipment - 6.1%
104,590	Cavium, Inc.*		6,396,724
448,064	Entegris, Inc.*		6,102,632
106,498	First Solar, Inc.*		7,291,918
9,819	Integrated Device Technology, Inc.*		200,700
271,345	M/A-COM Technology Solutions Holdings, Inc.*		11,882,198
479,552	Mellanox Technologies Ltd.*		26,054,060
6,085	MKS Instruments, Inc.		229,100
429,605	SunPower Corp.*		9,597,376

			67,754,708

	Software & Services - 21.1%
2,568	Aspen Technology, Inc.*		92,782
385,442	Atlassian Corp. plc Class A*		9,693,866
6,813	Bottomline Technologies de, Inc.*		207,728

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

1,793	CACI International, Inc. Class A*	$	191,313
10,142	Cardtronics, Inc.*		365,011
3,432	Cass Information Systems, Inc.		179,665
5,009	comScore, Inc.*		150,470
139,757	CoStar Group, Inc.*		26,298,075
1,647	Demandware, Inc.*		64,398
9,063	Envestnet, Inc.*		246,514
124,910	EPAM Systems, Inc.*		9,327,030
11,544	Everyday Health, Inc.*		64,646
6,395	Exlservice Holdings, Inc.*		331,261
186,451	Fair Isaac Corp.		19,780,587
20,210	Five9, Inc.*		179,667
3,866	Fleetmatics Group plc*		157,385
261,162	GoDaddy, Inc. Class A*		8,443,368
240,462	Guidewire Software, Inc.*		13,100,370
76,327	Heartland Payment Systems, Inc.		7,370,898
261,346	HubSpot, Inc.*		11,399,913
3,821	j2 Global, Inc.		235,297
148,839	Manhattan Associates, Inc.*		8,464,474
3,596	Marketo, Inc.*		70,374
221,521	MAXIMUS, Inc.		11,660,865
5,064	Paycom Software, Inc.*		180,278
47,429	Paylocity Holding Corp.*		1,552,826
4,477	PTC, Inc.*		148,457
2,832	Q2 Holdings, Inc.*		68,081
216,761	SS&C Technologies Holdings, Inc.		13,746,983
1,069,389	Telogis, Inc.*(1)(2)(3)		1,711,022
6,524	Textura Corp.*		121,542
98,140	Tyler Technologies, Inc.*		12,621,785
64,809	Ultimate Software Group, Inc.*		12,540,542
73,026	Verint Systems, Inc.*		2,437,608
201,437	Virtusa Corp.*		7,545,830
3,006	WebMD Health Corp.*		188,266
135,873	WEX, Inc.*		11,326,373
544,210	WNS Holdings Ltd. ADR*		16,674,594
631,052	Zendesk, Inc.*		13,207,918
49,285	Zillow Group, Inc. Class A*		1,259,232
413,600	Zillow Group, Inc. Class C*		9,814,728

			233,222,022

	Technology Hardware & Equipment - 1.7%
107,024	Arista Networks, Inc.*		6,753,214
4,321	CDW Corp. of Delaware		179,322
1,955	ePlus, Inc.*		157,397
2,462	FEI Co.		219,143
171,691	Infinera Corp.*		2,757,357
6,234	NetScout Systems, Inc.*		143,195
69,283	Pure Storage, Inc. Class A*		948,484
197,006	Pure Storage, Inc. Class B*(1)(2)(3)		2,691,019
2,414	Rogers Corp.*		144,526
73,300	Zebra Technologies Corp. Class A*		5,057,700

			19,051,357

	Telecommunication Services - 0.0%
17,045	Vonage Holdings Corp.*		77,896

	Transportation - 3.7%
6,839	Celadon Group, Inc.		71,673
778,317	Knight Transportation, Inc.		20,352,990
316,513	Landstar System, Inc.		20,449,905
5,095	Marten Transport Ltd.		95,378

			40,969,946

	Total Common Stocks (cost $1,063,098,760)		1,043,107,433

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Exchange Traded Funds - 1.5%
	Other Investment Pools & Funds - 1.5%
124,511	iShares Russell 2000 Growth ETF		$	16,520,119

	Total Exchange Traded Funds (cost $17,192,962)			16,520,119

Preferred Stocks - 3.0%
	Consumer Services - 0.2%
277,018	DraftKings, Inc. Series D(1)(2)(3)			867,066
252,844	DraftKings, Inc. Series D-1(1)(2)(3)			1,024,018

				1,891,084

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,420	Sancilio & Co., Inc.(1)(2)(3)			612,745

	Retailing - 0.3%
74,004	Honest Co.(1)(2)(3)			3,396,784

	Software & Services - 2.2%
169,989	Cloudera, Inc.(1)(2)(3)			2,986,707
410,300	MarkLogic Corp. Series F(1)(2)(3)			4,755,377
206,888	Nutanix, Inc.(1)(2)(3)			2,979,187
1,456,330	Telogis, Inc.(1)(2)(3)			6,407,852
157,023	Veracode, Inc.(1)(2)(3)			3,346,160
1,026,132	Zuora, Inc. Series F(1)(2)(3)			3,622,246

				24,097,529

	Telecommunication Services - 0.2%
6,478	DocuSign, Inc. Series B(1)(2)(3)			105,527
1,940	DocuSign, Inc. Series B-1(1)(2)(3)			31,602
4,655	DocuSign, Inc. Series D(1)(2)(3)			75,830
120,393	DocuSign, Inc. Series E(1)(2)(3)			1,961,202
21,928	DocuSign, Inc. Series F(1)(2)(3)			357,207

				2,531,368

	Total Preferred Stocks (cost $29,352,413)			32,529,510

	Total Long-Term Investments (cost $1,109,644,135)			1,092,157,062

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
37,068,947	BlackRock Liquidity Funds TempFund Portfolio			37,068,947

	Total Short-Term Investments (cost $37,068,947)			37,068,947

	Total Investments (cost $1,146,713,082)^	102.0%	$	1,129,226,009
	Other Assets and Liabilities	(2.0)%		(22,152,531)

	Total Net Assets	100.0%	$	1,107,073,478

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	83,048,868
Unrealized Depreciation		(100,535,941)

Net Unrealized Depreciation	$	(17,487,073)

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $46,872,432, which represents 4.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
08/2011	5,016,400	Allstar Co.	$	2,182,228
02/2014	169,989	Cloudera, Inc. Preferred		2,475,040
02/2014	6,478	DocuSign, Inc. Series B Preferred		85,072
02/2014	1,940	DocuSign, Inc. Series B-1 Preferred		25,477
02/2014	4,655	DocuSign, Inc. Series D Preferred		61,131
02/2014	120,393	DocuSign, Inc. Series E Preferred		1,581,049
04/2015	21,928	DocuSign, Inc. Series F Preferred		418,673
08/2015	277,018	DraftKings, Inc. Series D Preferred		1,491,990
08/2015	252,844	DraftKings, Inc. Series D-1 Preferred		1,938,153
08/2015	74,004	Honest Co. Preferred		3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred		4,765,306
08/2014	206,888	Nutanix, Inc. Preferred		2,771,575
04/2014	197,006	Pure Storage, Inc. Class B		3,098,097
07/2015	92,420	Sancilio & Co., Inc. Preferred		349,066
09/2013	1,069,389	Telogis, Inc.		2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred		3,205,674
11/2013	104,986	Tory Burch LLC		8,228,416
08/2014	157,023	Veracode, Inc. Preferred		2,899,571
01/2015	1,026,132	Zuora, Inc. Series F Preferred		3,898,583

			$	44,979,721

At March 31, 2016, the aggregate value of these securities was $46,872,432, which represents 4.2% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $46,872,432, which represents 4.2% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$338,678	$338,678	$—	$—
Banks	48,137,740	48,137,740	—	—
Capital Goods	96,040,150	96,040,150	—	—
Commercial & Professional Services	20,295,137	20,295,137	—	—
Consumer Durables & Apparel	46,521,809	37,124,020	9,397,789	—
Consumer Services	82,695,797	82,695,797	—	—
Diversified Financials	23,469,365	23,469,365	—	—
Energy	27,521,828	27,521,828	—	—
Food & Staples Retailing	876,251	876,251	—	—
Food, Beverage & Tobacco	15,654,799	5,313,595	10,341,204	—
Health Care Equipment & Services	104,660,044	104,660,044	—	—
Insurance	24,755,244	24,755,244	—	—
Materials	43,441,579	43,441,579	—	—
Pharmaceuticals, Biotechnology & Life Sciences	80,167,107	80,167,107	—	—
Real Estate	27,287,398	27,287,398	—	—
Retailing	40,168,578	30,227,697	—	9,940,881
Semiconductors & Semiconductor Equipment	67,754,708	67,754,708	—	—
Software & Services	233,222,022	231,511,000	—	1,711,022
Technology Hardware & Equipment	19,051,357	16,360,338	—	2,691,019
Telecommunication Services	77,896	77,896	—	—
Transportation	40,969,946	40,969,946	—	—
Exchange Traded Funds	16,520,119	16,520,119	—	—
Preferred Stocks	32,529,510	—	—	32,529,510
Short-Term Investments	37,068,947	37,068,947	—	—

Total	$1,129,226,009	$1,062,614,584	$19,738,993	$46,872,432

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$15,248,065	$36,283,004	$51,531,069
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	(905,143)	(3,753,494)	(4,658,637)
Transfers into Level 3(1)	-	-	-
Transfers out of Level 3(1)	-	-	-

Ending balance	$14,342,922	$32,529,510	$46,872,432

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $(4,658,637).

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 3.8%
338,573	PNC Financial Services Group, Inc.	$28,633,119
599,256	Wells Fargo & Co.	28,980,020

		57,613,139

	Capital Goods - 10.4%
133,515	General Dynamics Corp.	17,539,866
372,659	Honeywell International, Inc.	41,756,441
171,936	Lockheed Martin Corp.	38,083,824
115,976	Northrop Grumman Corp.	22,951,650
382,312	United Technologies Corp.	38,269,431

		158,601,212

	Consumer Durables & Apparel - 4.3%
726,092	NIKE, Inc. Class B	44,632,875
340,815	VF Corp.	22,071,180

		66,704,055

	Consumer Services - 2.5%
311,319	McDonald’s Corp.	39,126,572

	Diversified Financials - 3.6%
454,797	American Express Co.	27,924,536
80,649	BlackRock, Inc.	27,466,630

		55,391,166

	Energy - 2.9%
271,648	Exxon Mobil Corp.	22,707,056
294,238	Schlumberger Ltd.	21,700,053

		44,407,109

	Food & Staples Retailing - 7.1%
295,693	Costco Wholesale Corp.	46,595,303
297,749	CVS Health Corp.	30,885,504
374,583	Walgreens Boots Alliance, Inc.	31,554,872

		109,035,679

	Food, Beverage & Tobacco - 6.2%
121,726	Anheuser-Busch InBev N.V.	15,122,841
830,867	Coca-Cola Co.	38,543,920
961,721	Diageo plc	25,931,880
148,823	PepsiCo, Inc.	15,251,381

		94,850,022

	Health Care Equipment & Services - 7.6%
448,972	Cardinal Health, Inc.	36,793,255
538,262	Medtronic plc	40,369,650
309,014	UnitedHealth Group, Inc.	39,831,905

		116,994,810

	Household & Personal Products - 4.7%
595,586	Colgate-Palmolive Co.	42,078,151
358,291	Procter & Gamble Co.	29,490,932

		71,569,083

	Insurance - 5.5%
344,308	Chubb Ltd.	41,024,298
710,409	Marsh & McLennan Cos., Inc.	43,185,763

		84,210,061

	Materials - 3.8%
173,267	Ecolab, Inc.	19,322,736
337,703	Praxair, Inc.	38,650,108

		57,972,844

	Media - 1.2%
190,364	Walt Disney Co.	18,905,049

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
201,697	Amgen, Inc.		$	30,240,431
347,860	Johnson & Johnson			37,638,452
724,154	Merck & Co., Inc.			38,314,988
117,749	Roche Holding AG			28,912,123

				135,105,994

	Real Estate - 1.8%
98,686	Public Storage REIT			27,220,559

	Retailing - 5.4%
9,440,100	Allstar Co.*(1)(2)(3)			8,307,288
419,544	Lowe’s Cos., Inc.			31,780,458
540,400	TJX Cos., Inc.			42,340,340

				82,428,086

	Software & Services - 10.7%
359,145	Accenture plc Class A			41,445,333
425,918	Automatic Data Processing, Inc.			38,209,104
925,005	Microsoft Corp.			51,088,026
793,253	Oracle Corp.			32,451,980

				163,194,443

	Transportation - 7.9%
628,760	Canadian National Railway Co.			39,291,751
410,485	Union Pacific Corp.			32,654,081
462,323	United Parcel Service, Inc. Class B			48,761,207

				120,707,039

	Total Common Stocks (cost $1,194,827,789)			1,504,036,922

	Total Long-Term Investments (cost $1,194,827,789)			1,504,036,922
Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
25,202,007	Fidelity Money Market Class 1			25,202,007

	Total Short-Term Investments (cost $25,202,007)			25,202,007

	Total Investments (cost $1,220,029,796)^	99.9%	$	1,529,238,929
	Other Assets and Liabilities	0.1%		2,030,733

	Total Net Assets	100.0%	$	1,531,269,662

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	328,600,479
Unrealized Depreciation		(19,391,346)

Net Unrealized Appreciation	$	309,209,133

*	Non-income producing.

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of this security was $8,307,288, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,619

At March 31, 2016, the aggregate value of these securities was $8,307,288, which represents 0.5% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2016, the aggregate value of this security was $8,307,288, which represents 0.5% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$57,613,139	$57,613,139	$—	$—
Capital Goods	158,601,212	158,601,212	—	—
Consumer Durables & Apparel	66,704,055	66,704,055	—	—
Consumer Services	39,126,572	39,126,572	—	—
Diversified Financials	55,391,166	55,391,166	—	—
Energy	44,407,109	44,407,109	—	—
Food & Staples Retailing	109,035,679	109,035,679	—	—
Food, Beverage & Tobacco	94,850,022	53,795,301	41,054,721	—
Health Care Equipment & Services	116,994,810	116,994,810	—	—
Household & Personal Products	71,569,083	71,569,083	—	—
Insurance	84,210,061	84,210,061	—	—
Materials	57,972,844	57,972,844	—	—
Media	18,905,049	18,905,049	—	—
Pharmaceuticals, Biotechnology & Life Sciences	135,105,994	106,193,871	28,912,123	—
Real Estate	27,220,559	27,220,559	—	—
Retailing	82,428,086	74,120,798	—	8,307,288
Software & Services	163,194,443	163,194,443	—	—
Transportation	120,707,039	120,707,039	—	—
Short-Term Investments	25,202,007	25,202,007	—	—

Total	$1,529,238,929	$1,450,964,797	$69,966,844	$8,307,288

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Total
Beginning balance	$8,968,095	$8,968,095
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(660,807)	(660,807)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$8,307,288	$8,307,288

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was ($660,807).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 34.6%
	Asset-Backed - Automobile - 1.5%
$3,800,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$3,840,569
72,598	CPS Automotive Trust 5.01%, 06/17/2019(1)	72,848
8,005,000	Credit Acceptance Automotive Loan Trust 1.88%, 03/15/2022(1)	7,993,787
	First Investors Auto Owner Trust
6,495,000	1.67%, 11/16/2020(1)	6,466,109
1,295,000	1.81%, 10/15/2018(1)	1,294,622
1,750,000	2.39%, 11/16/2020(1)	1,742,973
1,260,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	1,258,372
	Santander Drive Automotive Receivables Trust
1,920,000	1.82%, 05/15/2019	1,921,530
1,385,000	2.25%, 06/17/2019	1,388,585
4,500,000	2.36%, 04/15/2020	4,514,495
8,275,000	Westlake Automobile Receivables Trust 1.58%, 04/15/2020(1)	8,269,801

		38,763,691

	Asset-Backed - Finance & Insurance - 14.6%
9,180,000	American Money Management Corp. 2.07%, 07/27/2026(1)(2)	9,099,666
	Apidos CLO
6,015,000	2.07%, 01/19/2025(1)(2)	5,971,656
2,555,000	2.47%, 07/15/2023(1)(2)	2,500,992
10,350,000	Ares CLO Ltd. 2.14%, 04/17/2026(1)(2)	10,298,509
	Atlas Senior Loan Fund Ltd.
7,610,000	2.16%, 10/15/2026(1)(2)	7,561,075
4,200,000	2.17%, 07/16/2026(1)(2)	4,163,242
	Atrium CDO Corp.
790,000	1.74%, 07/16/2025(1)(2)	776,076
3,535,000	2.07%, 11/16/2022(1)(2)	3,486,754
10,050,000	Avery Point IV CLO Ltd. 2.14%, 04/25/2026(1)(2)	9,990,775
2,330,000	Babson CLO Ltd. 2.11%, 07/20/2025(1)(2)	2,312,429
1,346,292	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	1,294,649
7,890,000	Carlyle Global Market Strategies Ltd. 2.09%, 04/27/2027(1)(2)	7,830,399
	Cent CLO Ltd.
9,345,000	2.10%, 01/25/2026(1)(2)	9,224,132
8,090,000	2.11%, 04/17/2026(1)(2)	8,007,353
6,305,000	2.11%, 07/27/2026(1)(2)	6,251,729
3,115,000	2.67%, 04/17/2026(1)(2)	3,033,543
	CIFC Funding Ltd.
8,965,000	2.11%, 05/24/2026(1)(2)	8,895,037
7,240,000	2.41%, 08/14/2024(1)(2)	7,132,262
923,171	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	923,429
	Dryden Senior Loan Fund
10,915,000	1.97%, 04/18/2026(1)(2)	10,804,966
6,710,000	2.05%, 07/15/2027(1)(2)	6,637,223
10,870,000	2.10%, 07/15/2026(1)(2)	10,826,031
1,692,342	Fieldstone Mortgage Investment Corp. 0.70%, 05/25/2036(2)	1,069,063
3,267,261	First Franklin Mortgage Loan Trust 0.67%, 04/25/2036(2)	1,980,945
2,210,000	Flatiron CLO Ltd. 2.52%, 07/17/2026(1)(2)	2,136,518

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$3,795,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	$3,798,416
4,341,961	GSAMP Trust 0.52%, 01/25/2037(2)	2,447,975
4,965,000	Highbridge Loan Management Ltd. 2.07%, 05/05/2027(1)(2)	4,914,878
3,335,000	ING Investment Management CLO Ltd. 2.19%, 03/14/2022(1)(2)	3,294,727
1,345,000	LCM L.P. 2.22%, 04/15/2022(1)(2)	1,328,857
11,335,000	Limerock CLO 2.12%, 04/18/2026(1)(2)	11,156,984
	Madison Park Funding Ltd.
7,200,000	1.90%, 10/23/2025(1)(2)	7,112,498
6,520,000	2.07%, 01/19/2025(1)(2)	6,465,212
9,860,000	2.12%, 07/20/2026(1)(2)	9,816,872
	Magnetite CLO Ltd.
8,310,000	2.04%, 07/25/2026(1)(2)	8,235,975
5,835,000	2.12%, 04/15/2027(1)(2)	5,784,300
6,695,000	2.57%, 07/25/2026(1)(2)	6,572,575
6,100,000	5.12%, 01/15/2025(1)(2)	5,921,959
4,103,751	Nationstar HECM Loan Trust 2.98%, 02/25/2026(1)	4,104,162
	Neuberger Berman CLO Ltd.
8,265,000	2.09%, 08/04/2025(1)(2)	8,207,690
8,335,000	2.09%, 04/15/2026(1)(2)	8,283,440
3,030,000	Oak Hill Credit Partners X Ltd. 2.09%, 07/20/2026(1)(2)	2,999,779
7,885,000	Oaktree EIF II Ltd. 2.17%, 02/15/2026(1)(2)	7,842,807
6,780,000	OCP CLO Ltd. 2.15%, 04/17/2027(1)(2)	6,730,499
6,165,000	Ocwen Master Advance Receivables Trust 2.54%, 09/17/2046(1)	6,161,585
9,445,000	OHA Loan Funding Ltd. 2.12%, 02/15/2027(1)(2)	9,395,357
8,960,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	9,022,854
	OZLM Funding Ltd.
7,495,000	2.07%, 04/30/2027(1)(2)	7,404,835
10,530,000	2.17%, 04/17/2026(1)(2)	10,485,258
9,700,000	Race Point CLO Ltd. 2.13%, 04/15/2027(1)(2)	9,584,473
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)	5,274,842
524,081	Securitized Asset Backed Receivables LLC 0.52%, 07/25/2036(2)	231,768
7,325,000	Shackleton CLO Ltd. 2.10%, 07/17/2026(1)(2)	7,276,860
	Sound Point CLO Ltd.
6,354,000	1.99%, 01/21/2026(1)(2)	6,288,001
7,680,000	2.15%, 04/15/2027(1)(2)	7,625,426
2,137,000	5.22%, 07/15/2025(1)(2)	1,610,556
4,560,864	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	4,542,078
7,431,671	Springleaf Funding Trust 2.41%, 12/15/2022(1)	7,411,633
8,660,000	Symphony CLO Ltd. 2.10%, 07/14/2026(1)(2)	8,615,609
7,955,000	Tremen Park Ltd. 2.12%, 04/20/2027(1)(2)	7,884,749
	Voya CLO Ltd.
2,915,000	2.07%, 07/17/2026(1)(2)	2,889,293
7,550,000	2.10%, 04/18/2027(1)(2)	7,477,943
10,895,000	2.12%, 04/18/2026(1)(2)	10,815,368
2,670,000	2.72%, 04/18/2027(1)(2)	2,648,376

		389,874,922

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Asset-Backed - Home Equity - 1.5%
	GSAA Home Equity Trust
$1,522,874	0.50%, 12/25/2046(2)	$748,369
13,035,138	0.51%, 02/25/2037(2)	6,618,599
6,791,378	0.53%, 03/25/2037(2)	3,404,051
4,810,481	0.61%, 11/25/2036(2)	2,428,687
160,884	0.67%, 11/25/2036(2)	91,471
1,302,451	0.73%, 03/25/2036(2)	861,253
763,997	5.88%, 09/25/2036	396,074
771,056	5.99%, 06/25/2036(2)	382,206
1,058,449	6.30%, 06/25/2036	524,391
562,851	Morgan Stanley Asset-Backed Securities Capital I Inc. Trust 0.58%, 06/25/2036(2)	483,889
1,737,288	Morgan Stanley Mortgage Loan Trust 0.60%, 11/25/2036(2)	747,286
20,275,000	NRZ Advance Receivables Trust 3.30%, 08/17/2048(1)	20,368,306
438,534	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	217,361
	Soundview Home Loan Trust
3,225,000	0.61%, 07/25/2037(2)	1,920,724
1,090,000	0.68%, 11/25/2036(2)	716,856

		39,909,523

	Commercial Mortgage - Backed Securities - 11.6%
	Banc of America Commercial Mortgage Trust
2,860,000	3.12%, 09/15/2048(1)(2)	1,779,651
535,000	3.71%, 09/15/2048	556,513
3,243,271	5.49%, 02/10/2051	3,353,143
	Bear Stearns Commercial Mortgage Securities, Inc.
1,105,000	5.14%, 10/12/2042(2)	1,092,394
2,393,168	5.33%, 02/11/2044	2,442,253
3,429,833	5.69%, 06/11/2050(2)	3,559,979
250,860	5.73%, 04/12/2038(2)	250,756
	Citigroup Commercial Mortgage Trust
25,373,246	1.13%, 07/10/2047(2)(3)	1,654,290
27,416,994	1.17%, 04/10/2048(2)(3)	1,979,770
465,000	2.94%, 04/10/2048	468,287
3,170,000	3.11%, 04/10/2048(1)	2,022,368
690,000	3.19%, 04/10/2048	707,786
1,530,000	3.62%, 07/10/2047	1,627,630
1,535,000	3.76%, 06/10/2048	1,643,573
970,000	3.82%, 11/10/2048	1,019,845
1,175,000	4.40%, 03/10/2047(1)(2)	829,444
445,000	4.90%, 03/10/2047(1)(2)	355,357
5,655,184	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.32%, 12/11/2049	5,765,479
1,100,000	Cobalt CMBS Commercial Mortgage Trust 5.25%, 08/15/2048	1,092,342
7,932,902	Commercial Mortgage Loan Trust 6.10%, 12/10/2049(2)	8,285,715
	Commercial Mortgage Pass-Through Certificates
10,000,107	0.86%, 02/10/2047(2)	378,678
970,000	2.82%, 10/15/2045	999,599
535,000	4.24%, 02/10/2047(2)	596,064
1,315,000	4.75%, 10/15/2045(1)(2)	1,075,946
	Commercial Mortgage Trust
8,262,390	1.97%, 07/10/2046(1)(2)(3)	572,434
1,035,000	2.54%, 12/10/2045	1,042,284
2,890,000	2.85%, 10/15/2045	2,982,694
785,000	3.10%, 03/10/2046	816,821
350,000	3.18%, 02/10/2048	361,743
210,000	3.21%, 03/10/2046	219,978
20,000	3.29%, 12/10/2044	21,153

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,760,000	3.35%, 02/10/2048	$1,830,660
6,780,000	3.42%, 03/10/2031(1)	7,127,219
1,210,000	3.46%, 08/10/2055(2)	821,058
2,545,000	3.47%, 10/10/2048(1)(2)	1,703,620
1,900,000	3.50%, 05/10/2048	2,000,580
2,655,000	3.53%, 12/10/2047	2,816,696
1,260,000	3.61%, 06/10/2046(2)	1,350,766
1,795,000	3.61%, 10/10/2048	1,899,148
705,000	3.62%, 07/10/2050	748,035
1,860,000	3.70%, 08/10/2055	1,987,948
450,133	3.80%, 08/10/2047	486,414
1,140,000	3.90%, 07/10/2050	1,233,262
3,555,000	4.02%, 07/10/2045	3,906,645
630,000	4.07%, 02/10/2047(2)	693,463
1,045,000	4.21%, 08/10/2046(2)	1,163,876
1,014,984	5.44%, 03/10/2039	1,035,810
5,049,089	5.74%, 12/10/2049	5,249,019
907,712	5.85%, 06/10/2046(2)	906,736
55,092	5.89%, 07/10/2038(2)	55,173
	Community or Commercial Mortgage Trust
2,120,000	3.69%, 08/10/2047	2,253,578
4,515,000	4.23%, 07/10/2045(2)	5,051,512
348,511	Credit Suisse Commercial Mortgage Trust 5.70%, 06/15/2039(2)	356,376
	Credit Suisse First Boston Mortgage Securities Corp.
39,746	4.77%, 07/15/2037	39,720
2,243,356	4.88%, 04/15/2037	2,074,968
4,511,531	Credit Suisse Mortgage Capital Certificates 5.47%, 09/15/2039	4,545,312
	CSAIL Commercial Mortgage Trust
65,577,931	0.90%, 06/15/2057(2)(3)	3,635,090
3,928,273	1.07%, 11/15/2048(2)(3)	263,866
2,215,000	3.36%, 08/15/2048(2)	1,554,611
8,453,000	3.72%, 08/15/2048	9,017,064
1,875,000	3.81%, 11/15/2048	2,009,154
11,113,275	DBUBS Mortgage Trust 0.96%, 11/10/2046(1)(2)(3)	272,150
3,175,000	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,556,730
	FREMF Mortgage Trust
4,680,000	3.01%, 10/25/2047(1)(2)	4,662,745
5,485,000	5.25%, 09/25/2043(1)(2)	5,966,809
2,339,153	GE Business Loan Trust 1.44%, 05/15/2034(1)(2)	1,907,709
1,020,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	1,008,149
	GS Mortgage Securities Corp.
4,340,000	2.95%, 11/05/2034(1)	4,418,634
2,815,000	3.38%, 05/10/2050	2,929,064
	GS Mortgage Securities Trust
52,285,856	0.27%, 07/10/2046(2)(3)	415,526
9,993,221	1.62%, 08/10/2044(1)(2)(3)	400,532
1,040,000	3.27%, 11/10/2048	758,171
1,060,000	3.58%, 06/10/2047(1)	631,507
1,580,166	3.67%, 04/10/2047(1)	1,169,449
4,110,000	4.00%, 04/10/2047	4,473,182
1,700,121	4.07%, 01/10/2047	1,858,535
1,115,000	4.51%, 11/10/2047(1)(2)	856,212
2,960,000	4.87%, 04/10/2047(1)(2)	2,304,434
	Hilton USA Trust
5,985,000	2.66%, 11/05/2030(1)	5,992,874
1,088,057	3.19%, 11/05/2030(1)(2)	1,082,489
1,675,924	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	1,320,693
	JP Morgan Chase Commercial Mortgage Securities Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$8,800,578	1.94%, 02/12/2051(2)	$8,467,418
2,185,000	2.73%, 10/15/2045(1)(2)	1,546,521
3,493,532	3.91%, 05/05/2030(1)	3,712,001
470,000	4.00%, 08/15/2046(1)(2)	404,393
1,075,000	4.66%, 10/15/2045(1)(2)	1,009,015
8,894,186	5.34%, 05/15/2047	9,029,149
1,737,842	5.72%, 02/15/2051	1,796,530
	JPMBB Commercial Mortgage Securities Trust
29,860,785	0.87%, 09/15/2047(2)(3)	1,228,506
8,342,405	0.96%, 05/15/2048(2)(3)	388,599
1,915,000	3.18%, 02/15/2048	1,965,632
1,795,000	3.60%, 11/15/2048	1,891,758
810,060	3.61%, 05/15/2048	856,528
1,300,000	3.74%, 10/15/2048(1)(2)	915,439
415,000	3.78%, 08/15/2047	446,489
	LB-UBS Commercial Mortgage Trust
4,428,694	5.86%, 07/15/2040(2)	4,519,239
1,252,154	6.08%, 04/15/2041(2)	1,323,679
591,969	Lehman Brothers Small Balance Commercial 5.52%, 09/25/2030(1)(2)	588,701
	Merrill Lynch/Countrywide Commercial Mortgage Trust
5,489,711	5.38%, 08/12/2048	5,592,255
2,285,000	5.42%, 08/12/2048	2,310,055
4,636,327	5.70%, 09/12/2049	4,806,959
5,869,245	5.74%, 06/12/2050(2)	6,061,008
	Morgan Stanley Bank of America Merrill Lynch Trust
1,616,446	1.13%, 10/15/2048(2)(3)	119,992
16,251,198	1.16%, 12/15/2047(2)(3)	1,007,506
1,925,000	3.06%, 10/15/2048(1)	1,273,688
1,080,000	3.13%, 12/15/2048	1,120,140
1,320,000	3.18%, 08/15/2045	1,380,143
1,485,000	3.53%, 12/15/2047	1,566,412
4,320,000	3.74%, 08/15/2047	4,630,259
1,530,000	4.06%, 02/15/2047	1,676,268
1,605,000	4.50%, 08/15/2045(1)	1,119,804
	Morgan Stanley Capital I Trust
44,371,063	0.48%, 09/15/2047(1)(2)(3)	795,768
4,920,000	3.47%, 08/11/2029(1)	5,121,782
1,460,000	5.18%, 07/15/2049(1)(2)	1,234,108
920,000	5.33%, 10/12/2052(1)(2)	858,901
484,284	5.57%, 12/15/2044	503,046
7,124,000	5.69%, 04/15/2049(2)	7,294,505
4,100,992	5.81%, 12/12/2049	4,273,400
1,050,000	6.27%, 01/11/2043(1)(2)	1,008,182
	Morgan Stanley Re-Remic Trust
4,102,715	5.79%, 08/12/2045(1)(2)	4,198,974
2,211,393	5.79%, 08/15/2045(1)(2)	2,261,303
	SFAVE Commercial Mortgage Securities Trust
1,365,000	3.87%, 01/05/2043(1)(2)	1,328,920
2,775,000	4.14%, 01/05/2043(1)(2)	2,729,694
	UBS-Barclays Commercial Mortgage Trust
1,930,000	3.09%, 08/10/2049	2,003,881
4,700,000	3.19%, 03/10/2046	4,876,451
985,000	4.09%, 03/10/2046(1)(2)	769,466
977,679	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048	986,145
	Wells Fargo Commercial Mortgage Trust
21,752,266	1.20%, 05/15/2048(2)(3)	1,593,982
6,965,000	2.92%, 10/15/2045	7,191,450
390,000	3.96%, 12/15/2047(1)(2)	273,626
665,000	4.11%, 05/15/2048(2)	496,079
665,000	4.23%, 06/15/2048(2)	485,553
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	262,347
450,000	3.07%, 03/15/2045	467,511
175,000	3.44%, 04/15/2045	185,682

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$905,000	3.63%, 11/15/2047	$961,854
895,000	3.67%, 11/15/2044	960,291
7,015,000	3.68%, 08/15/2047	7,493,290
120,000	3.88%, 08/15/2046	130,241
4,775,000	4.00%, 05/15/2047	5,206,847
4,145,000	4.05%, 03/15/2047	4,533,268
680,286	4.10%, 03/15/2047	747,031
315,000	4.35%, 03/15/2048(1)(2)	277,946
550,000	4.90%, 06/15/2044(1)(2)	618,500
710,000	5.00%, 06/15/2044(1)(2)	606,673
815,000	5.00%, 04/15/2045(1)(2)	647,811
1,045,000	5.56%, 04/15/2045(1)(2)	1,038,975

		310,534,511

	Whole Loan Collateral CMO - 5.4%
	Adjustable Rate Mortgage Trust
1,396,011	0.70%, 01/25/2036(2)	1,133,894
894,327	0.70%, 11/25/2035(2)	804,805
1,304,675	0.93%, 01/25/2036(2)	1,113,691
	Alternative Loan Trust
343,443	0.70%, 01/25/2036(2)	278,587
2,926,836	0.76%, 11/25/2035(2)	2,382,837
2,384,443	5.75%, 05/25/2036	1,966,884
	American Home Mortgage Assets Trust
1,219,339	0.62%, 09/25/2046(2)	827,540
2,087,219	1.29%, 10/25/2046(2)	1,450,740
	Banc of America Funding Trust
284,752	0.62%, 10/20/2036(2)	217,732
692,425	0.66%, 02/20/2047(2)	564,760
5,307,582	0.73%, 05/20/2047(2)	4,289,869
6,515,482	5.77%, 05/25/2037(2)	5,730,377
285,627	5.85%, 01/25/2037	233,262
	BCAP LLC Trust
1,190,632	0.60%, 01/25/2037(2)	940,170
3,097,994	0.61%, 03/25/2037(2)	2,567,138
917,786	Bear Stearns Adjustable Rate Mortgage Trust 2.66%, 10/25/2035(2)	880,393
3,446,342	Bear Stearns Alt-A Trust 0.93%, 01/25/2036(2)	2,726,691
2,014,231	Bear Stearns Mortgage Funding Trust 0.61%, 10/25/2036(2)	1,531,034
597,245	CHL Mortgage Pass-Through Trust 2.68%, 03/20/2036(2)	525,957
	Connecticut Avenue Securities
2,240,000	3.03%, 05/25/2024(2)	1,999,039
2,605,000	3.33%, 07/25/2024(2)	2,385,408
5,095,000	3.43%, 07/25/2024(2)	4,680,641
890,000	4.43%, 05/25/2025(2)	865,668
1,575,000	5.33%, 11/25/2024(2)	1,588,453
	Countrywide Home Loans, Inc.
890,416	2.61%, 11/20/2035(2)	789,188
5,162,345	2.75%, 09/25/2047(2)	4,609,427
963,020	2.95%, 04/20/2036(2)	798,150
3,415,787	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	3,179,388
2,231,156	DSLA Mortgage Loan Trust 1.24%, 03/19/2046(2)	1,589,678
	GMAC Mortgage Corp. Loan Trust
3,683,007	3.10%, 09/19/2035(2)	3,379,092
66,686	3.29%, 04/19/2036(2)	59,802
	GSR Mortgage Loan Trust
4,413,092	0.73%, 01/25/2037(2)	2,721,232
6,447,909	2.91%, 01/25/2036(2)	5,891,094
	HarborView Mortgage Loan Trust
2,884,974	0.62%, 01/19/2038(2)	2,314,237
8,354,943	0.67%, 12/19/2036(2)	5,686,572

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,159,065	1.13%, 01/19/2035(2)	$759,639
	IndyMac Index Mortgage Loan Trust
3,752,899	0.71%, 07/25/2035(2)	3,020,436
2,170,740	0.72%, 01/25/2036(2)	1,369,289
3,020,402	0.83%, 07/25/2046(2)	1,657,713
1,927,180	2.74%, 01/25/2036(2)	1,784,674
1,412,963	2.76%, 08/25/2035(2)	1,046,338
3,213,858	2.87%, 03/25/2036(2)	2,464,845
	JP Morgan Mortgage Trust
2,355,443	2.74%, 09/25/2035(2)	2,227,272
1,437,574	2.76%, 05/25/2036(2)	1,281,179
607,819	2.80%, 04/25/2037(2)	529,028
2,214,559	Lehman XS Trust 0.64%, 07/25/2046(2)	1,705,499
	LSTAR Securities Investment Trust
6,721,688	2.43%, 01/01/2020(1)(2)	6,675,470
9,472,947	2.43%, 04/01/2020(1)(2)	9,188,759
8,187,000	2.44%, 10/01/2020(1)(2)	8,027,550
	Luminent Mortgage Trust
319,279	0.63%, 10/25/2046(2)	268,317
1,427,502	0.69%, 11/25/2035(2)	1,270,032
	Merrill Lynch Mortgage Investors Trust
120,156	2.72%, 12/25/2035(2)	113,766
1,254,771	2.79%, 07/25/2035(2)	984,674
220,408	Morgan Stanley Mortgage Loan Trust 2.96%, 05/25/2036(2)	156,001
114,124	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.56%, 06/25/2036(2)	84,382
2,562,623	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	2,305,445
	Residential Accredit Loans, Inc.
391,712	0.65%, 02/25/2046(2)	158,157
809,627	0.73%, 04/25/2036(2)	535,118
786,173	1.15%, 09/25/2046(2)	542,199
5,563,730	1.64%, 11/25/2037(2)	3,383,225
1,398,715	6.00%, 12/25/2035	1,195,978
	Residential Asset Securitization Trust
3,074,463	0.88%, 03/25/2035(2)	2,371,755
1,524,431	6.25%, 11/25/2036	1,030,991
763,334	Sequoia Mortgage Trust 2.69%, 07/20/2037(2)	604,828
1,384,332	Structured Adjustable Rate Mortgage Loan Trust 0.73%, 09/25/2034(2)	1,056,562
3,405,000	Structured Agency Credit Risk Debt Notes 2.08%, 04/25/2024(2)	3,367,484
2,180,000	Towd Point Mortgage Trust 2.75%, 02/25/2055(1)	2,169,100
	WaMu Mortgage Pass-Through Certificates Trust
1,134,478	0.85%, 06/25/2044(2)	1,008,455
638,660	2.16%, 11/25/2046(2)	563,255
	Wells Fargo Commercial Mortgage Trust
46,771,168	1.19%, 09/15/2057(2)(3)	3,315,683
3,250,000	2.88%, 05/15/2048(1)(2)	1,915,224
1,685,000	3.36%, 09/15/2058(1)	958,763
1,015,000	3.84%, 09/15/2058	1,093,598

		144,894,113

	Total Asset & Commercial Mortgage Backed Securities (cost $927,601,693)	923,976,760

Corporate Bonds - 35.0%
	Advertising - 0.1%
100,000	Lamar Media Corp. 5.75%, 02/01/2026(1)	105,000

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$2,265,000	Omnicom Group, Inc. 3.60%, 04/15/2026(4)	$2,320,166

		2,425,166

	Aerospace/Defense - 0.2%
690,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	700,972
	Lockheed Martin Corp.
1,385,000	2.50%, 11/23/2020	1,418,603
2,076,000	4.70%, 05/15/2046	2,321,240
1,115,000	Triumph Group, Inc. 5.25%, 06/01/2022	1,003,500

		5,444,315

	Agriculture - 0.4%
903,000	Altria Group, Inc. 10.20%, 02/06/2039	1,654,161
2,515,000	BAT International Finance plc 2.75%, 06/15/2020(1)	2,586,356
	Imperial Tobacco Finance plc
1,420,000	2.05%, 07/20/2018(1)	1,423,807
3,000,000	2.95%, 07/21/2020(1)	3,084,030
2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,760,793

		11,509,147

	Airlines - 0.0%
210,000	AircastleLtd. 5.00%, 04/01/2023	211,050

	Apparel - 0.1%
1,770,000	William Carter Co. 5.25%, 08/15/2021	1,818,675

	Auto Manufacturers - 1.8%
8,030,000	Daimler Finance North America LLC 1.65%, 03/02/2018(1)	8,039,628
	Ford Motor Credit Co. LLC
9,530,000	1.46%, 03/27/2017	9,516,934
745,000	2.24%, 06/15/2018	745,948
3,380,000	3.20%, 01/15/2021	3,454,718
775,000	4.21%, 04/15/2016	775,690
1,985,000	4.25%, 02/03/2017	2,029,289
	General Motors Co.
2,045,000	6.60%, 04/01/2036	2,250,295
480,000	6.75%, 04/01/2046	545,649
	General Motors Financial Co., Inc.
3,150,000	2.40%, 04/10/2018	3,149,288
4,985,000	3.50%, 07/10/2019	5,111,684
4,735,000	4.75%, 08/15/2017	4,887,950
3,065,000	5.25%, 03/01/2026	3,205,763
4,300,000	Volkswagen Group of America Finance LLC 1.60%, 11/20/2017(1)	4,254,859

		47,967,695

	Auto Parts & Equipment - 0.0%
330,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(1)	328,350

	Beverages - 1.7%
	Anheuser-Busch InBev Finance, Inc.
5,730,000	1.90%, 02/01/2019	5,811,824
850,000	2.15%, 02/01/2019	868,595
13,640,000	3.30%, 02/01/2023	14,180,458
4,245,000	4.70%, 02/01/2036	4,587,588
14,615,000	4.90%, 02/01/2046	16,333,169
	Anheuser-Busch InBev Worldwide, Inc.
1,440,000	2.50%, 07/15/2022	1,452,021
2,220,000	3.75%, 07/15/2042	2,109,131

		45,342,786

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

		Biotechnology - 0.1%
	$1,065,000	Celgene Corp. 4.63%, 05/15/2044	$1,085,056
	1,095,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	1,157,060

			2,242,116

		Chemicals - 0.2%
		CF Industries, Inc.
	2,700,000	4.95%, 06/01/2043	2,349,907
	2,020,000	5.15%, 03/15/2034	1,902,309

			4,252,216

		Commercial Banks - 11.1%
EUR	520,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(5)(6)	530,265
		Banco Bilbao Vizcaya Argentaria S.A.
	4,000,000	7.00%, 02/19/2019(2)(5)(6)	4,203,402
	$4,000,000	9.00%, 05/09/2018(2)(5)(6)	4,110,000
		Banco Santander S.A.
EUR	4,300,000	6.25%, 03/12/2019(2)(5)(6)	4,384,472
	1,000,000	6.25%, 09/11/2021(2)(5)(6)	1,017,851
		Bank of America Corp.
	$3,000,000	4.00%, 01/22/2025	3,004,551
	5,570,000	4.20%, 08/26/2024	5,671,875
	1,540,000	5.00%, 01/21/2044	1,699,624
	6,950,000	6.05%, 05/16/2016	6,997,899
	4,510,000	7.75%, 05/14/2038	6,161,079
EUR	2,925,000	Bank of Ireland 7.38%, 06/18/2020(2)(5)(6)	3,195,223
	$2,425,000	Bank of New York Mellon Corp. 2.60%, 08/17/2020	2,483,350
	8,030,000	Bank of Nova Scotia 4.50%, 12/16/2025	8,016,606
	10,200,000	Barclays Bank plc 6.05%, 12/04/2017(1)	10,753,115
		Barclays plc
EUR	1,010,000	6.50%, 09/15/2019(2)(6)	1,017,112
	2,020,000	8.00%, 12/15/2020(2)(6)	2,218,108
	$3,245,000	8.25%, 12/15/2018(2)(6)	3,238,413
	2,165,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(6)	2,176,907
		BPCE S.A.
	1,410,000	5.15%, 07/21/2024(1)	1,440,211
	3,305,000	5.70%, 10/22/2023(1)	3,500,699
	2,880,000	Capital One Financial Corp. 6.15%, 09/01/2016	2,938,461
		Capital One NA/Mclean VA
	10,450,000	1.65%, 02/05/2018	10,374,729
	2,645,000	2.35%, 08/17/2018	2,658,616
	3,063,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	3,168,673
		Citigroup, Inc.
	1,195,000	1.85%, 11/24/2017	1,197,701
	1,025,000	2.50%, 09/26/2018	1,040,676
	2,675,000	2.70%, 03/30/2021	2,694,501
	1,550,000	4.30%, 11/20/2026	1,542,529
	2,450,000	4.40%, 06/10/2025	2,498,294
	9,335,000	4.45%, 09/29/2027	9,393,288
	2,955,000	4.60%, 03/09/2026	3,029,862
	2,025,000	4.65%, 07/30/2045	2,120,649
	1,015,000	5.50%, 09/13/2025	1,110,724
	2,195,000	6.68%, 09/13/2043	2,660,404
		Credit Agricole S.A.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

EUR	2,940,000	6.50%, 06/23/2021(2)(5)(6)	$3,263,931
	$2,925,000	8.13%, 12/23/2025(1)(2)(6)	2,917,921
	8,460,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(6)	7,768,801
	5,250,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020(1)	5,221,036
	1,640,000	Credit Suisse Group Guernsey I Ltd. 7.88%, 02/24/2041(2)(5)	1,661,320
		Goldman Sachs Group, Inc.
	550,000	1.78%, 04/23/2020(2)	546,590
	2,000,000	2.38%, 01/22/2018	2,025,726
	2,215,000	2.75%, 09/15/2020	2,247,197
	3,070,000	2.88%, 02/25/2021	3,123,977
	1,115,000	4.75%, 10/21/2045	1,165,419
	3,490,000	5.15%, 05/22/2045	3,545,432
	3,687,000	6.00%, 06/15/2020	4,203,516
	2,655,000	6.25%, 02/01/2041	3,301,060
	3,680,000	6.45%, 05/01/2036	4,266,846
	5,710,000	6.75%, 10/01/2037	6,820,230
		HSBC Holdings plc
	4,335,000	3.40%, 03/08/2021	4,423,837
	5,950,000	4.25%, 08/18/2025	5,877,832
EUR	1,275,000	5.25%, 09/16/2022(2)(5)(6)	1,296,310
	$1,800,000	5.25%, 03/14/2044	1,825,605
	1,765,000	6.50%, 09/15/2037	2,073,000
	1,130,000	6.80%, 06/01/2038	1,367,058
	1,350,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,356,279
		Intesa Sanpaolo S.p.A.
	4,050,000	5.71%, 01/15/2026(1)	3,930,521
	3,525,000	7.70%, 09/17/2025(1)(2)(6)	3,238,594
		JP Morgan Chase & Co.
	1,055,000	2.55%, 10/29/2020	1,069,211
	9,500,000	4.25%, 10/01/2027	9,881,235
	3,820,000	4.35%, 08/15/2021	4,174,148
	760,000	5.60%, 07/15/2041	933,214
	9,885,000	5.63%, 08/16/2043	11,384,248
EUR	1,290,000	KBC Groep N.V. 5.63%, 03/19/2019(2)(5)(6)	1,426,423
GBP	2,345,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(5)(6)	3,203,814
		Morgan Stanley
	$4,455,000	3.95%, 04/23/2027	4,459,709
	3,275,000	4.00%, 07/23/2025	3,424,455
	1,595,000	4.30%, 01/27/2045	1,604,954
	1,915,000	4.35%, 09/08/2026	1,970,690
	500,000	4.88%, 11/01/2022	541,723
	5,925,000	5.55%, 04/27/2017	6,177,879
	4,020,000	6.25%, 08/28/2017	4,271,419
	1,600,000	7.30%, 05/13/2019	1,841,469
	510,000	Radian Group, Inc. 7.00%, 03/15/2021	528,105
		Royal Bank of Scotland Group plc
	1,685,000	6.13%, 12/15/2022	1,787,391
	4,270,000	7.50%, 08/10/2020(2)(6)	3,971,100
	910,000	8.00%, 08/10/2025(2)(6)	867,685
	11,800,000	Santander Issuances SAU 5.18%, 11/19/2025	11,402,942
GBP	475,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(2)(5)(6)	625,935
	$4,535,000	Societe Generale S.A. 8.25%, 11/29/2018(2)(5)(6)	4,569,012
	2,435,000	SunTrust Banks, Inc. 3.50%, 01/20/2017	2,473,093
	1,220,000	UBS Group AG 7.13%, 02/19/2020(2)(5)(6)	1,233,420

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Wells Fargo & Co.
$2,895,000	2.60%, 07/22/2020	$2,962,398
4,500,000	4.90%, 11/17/2045	4,830,039
74,000	5.38%, 11/02/2043	83,643
5,270,000	5.61%, 01/15/2044	6,107,060

		297,524,321

	Commercial Services - 0.1%
810,000	ADT Corp. 6.25%, 10/15/2021	814,050
1,430,000	Cardtronics, Inc. 5.13%, 08/01/2022	1,412,125
	United Rentals North America, Inc.
470,000	4.63%, 07/15/2023	467,063
600,000	5.50%, 07/15/2025	596,874

		3,290,112

	Construction Materials - 0.2%
3,000,000	CRH America, Inc. 5.13%, 05/18/2045(1)	3,066,081
1,015,000	Norbord, Inc. 6.25%, 04/15/2023(1)	999,775
	Standard Industries, Inc.
1,130,000	5.38%, 11/15/2024(1)	1,146,950
930,000	6.00%, 10/15/2025(1)	983,475
35,000	USG Corp. 5.50%, 03/01/2025(1)	36,400

		6,232,681

	Diversified Financial Services - 0.9%
255,000	Aircastle Ltd. 5.50%, 02/15/2022	265,996
3,217,000	Bear Stearns Cos LLC 5.55%, 01/22/2017	3,319,326
2,285,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	2,333,117
	International Lease Finance Corp.
3,920,000	5.88%, 04/01/2019	4,140,500
1,620,000	6.75%, 09/01/2016(1)	1,644,300
	Navient Corp.
1,590,000	5.50%, 01/15/2019	1,562,175
1,005,000	7.25%, 01/25/2022	939,675
3,925,000	Synchrony Financial 2.60%, 01/15/2019	3,933,384
	Visa, Inc.
2,545,000	2.80%, 12/14/2022	2,654,104
3,360,000	4.30%, 12/14/2045	3,675,867

		24,468,444

	Electric - 0.5%
460,000	AES Corp. 5.50%, 03/15/2024	449,650
1,935,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	2,068,343
2,215,000	Duke Energy Progress LLC 4.38%, 03/30/2044	2,408,615
3,600,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	3,711,600
3,070,000	Exelon Corp. 2.85%, 06/15/2020	3,132,917
1,100,000	Pacific Gas & Electric Co. 8.25%, 10/15/2018	1,275,454

		13,046,579

	Electrical Components & Equipment - 0.0%
945,000	EnerSys 5.00%, 04/30/2023(1)	911,925

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Engineering & Construction - 0.5%
	SBA Tower Trust
$5,620,000	2.93%, 12/15/2042(1)	$5,594,997
7,645,000	3.60%, 04/15/2043(1)	7,638,073

		13,233,070

	Environmental Control - 0.1%
	Clean Harbors, Inc.
345,000	5.13%, 06/01/2021	348,881
1,385,000	5.25%, 08/01/2020	1,419,487

		1,768,368

	Food - 0.3%
	Kraft Heinz Foods Co.
2,050,000	2.00%, 07/02/2018(1)	2,068,969
855,000	2.80%, 07/02/2020(1)	878,205
1,645,000	Minerva Luxembourg S.A. 7.75%, 01/31/2023(1)	1,659,394
2,320,000	Sysco Corp. 2.50%, 07/15/2021	2,346,951

		6,953,519

	Forest Products & Paper - 0.1%
	Cascades, Inc.
335,000	5.50%, 07/15/2022(1)	322,228
560,000	5.75%, 07/15/2023(1)	528,500
1,415,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	1,381,394

		2,232,122

	Gas - 0.0%
160,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	147,200

	Healthcare-Products - 0.4%
490,000	Danaher Corp. 2.40%, 09/15/2020	505,894
280,000	Hologic, Inc. 5.25%, 07/15/2022(1)	291,900
1,005,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(1)	1,062,788
	Medtronic, Inc.
900,000	2.50%, 03/15/2020	931,331
2,700,000	4.38%, 03/15/2035	2,923,093
2,135,000	Stryker Corp. 2.63%, 03/15/2021	2,177,121
3,900,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	3,898,697

		11,790,824

	Healthcare-Services - 1.2%
	Anthem, Inc.
5,390,000	3.50%, 08/15/2024	5,455,106
2,450,000	4.63%, 05/15/2042	2,418,478
805,000	Community Health Systems, Inc. 5.13%, 08/01/2021	815,062
3,660,000	HCA, Inc. 6.50%, 02/15/2020	4,016,850
1,025,000	LifePoint Health, Inc. 5.88%, 12/01/2023	1,071,125
220,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	228,800
3,695,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	3,935,175
	UnitedHealth Group, Inc.
3,395,000	1.70%, 02/15/2019	3,423,128
5,075,000	2.13%, 03/15/2021	5,119,401
2,250,000	3.35%, 07/15/2022	2,393,570
2,550,000	3.75%, 07/15/2025	2,747,582
925,000	4.75%, 07/15/2045	1,060,689

		32,684,966

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Holding Companies-Diversified - 0.2%
$5,700,000	Hutchison Whampoa International Ltd. 2.00%, 11/08/2017(1)	$5,726,796

	Home Builders - 0.1%
1,805,000	Lennar Corp. 4.50%, 06/15/2019	1,863,663
1,050,000	Meritage Homes Corp. 6.00%, 06/01/2025	1,050,000
115,000	PulteGroup, Inc. 4.25%, 03/01/2021	116,725
65,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	64,350

		3,094,738

	Insurance - 0.4%
1,665,000	American International Group, Inc. 4.70%, 07/10/2035	1,654,519
	CNO Financial Group, Inc.
55,000	4.50%, 05/30/2020	56,100
240,000	5.25%, 05/30/2025	245,400
2,650,000	Manulife Financial Corp. 4.15%, 03/04/2026	2,707,325
2,070,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	2,104,614
2,333,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	3,382,094

		10,150,052

	Iron/Steel - 0.1%
	ArcelorMittal
800,000	5.13%, 06/01/2020	768,000
320,000	6.13%, 06/01/2025	296,000
	Steel Dynamics, Inc.
240,000	5.13%, 10/01/2021	242,400
255,000	5.50%, 10/01/2024	258,188
1,265,000	United States Steel Corp. 7.38%, 04/01/2020	986,700

		2,551,288

	IT Services - 0.1%
2,825,000	Apple, Inc. 3.45%, 02/09/2045	2,551,413

	Lodging - 0.1%
1,560,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	1,573,166

	Machinery - Construction & Mining - 0.0%
525,000	Oshkosh Corp. 5.38%, 03/01/2025	528,938

	Machinery-Diversified - 0.1%
1,301,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	1,398,575

	Media - 3.2%
	21st Century Fox America, Inc.
1,640,000	3.70%, 10/15/2025	1,717,188
2,775,000	6.15%, 03/01/2037	3,266,683
1,175,000	6.20%, 12/15/2034	1,413,341
1,955,000	8.00%, 10/17/2016	2,024,911
815,000	CBS Corp. 4.00%, 01/15/2026	851,268
	CCO Holdings LLC / CCO Holdings Capital Corp.
80,000	5.13%, 02/15/2023	81,600
65,000	5.25%, 09/30/2022	66,950

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$385,000	5.75%, 09/01/2023	$399,438
	CCO Safari II LLC
3,345,000	3.58%, 07/23/2020(1)	3,418,045
4,125,000	4.46%, 07/23/2022(1)	4,311,730
5,390,000	4.91%, 07/23/2025(1)	5,685,458
6,105,000	6.48%, 10/23/2045(1)	6,793,192
1,270,000	CCOH Safari LLC 5.75%, 02/15/2026(1)	1,314,450
475,000	Columbus International, Inc. 7.38%, 03/30/2021(1)	505,875
	Comcast Corp.
5,770,000	2.75%, 03/01/2023	5,962,533
4,825,000	3.15%, 03/01/2026	5,023,597
2,745,000	4.75%, 03/01/2044	3,096,280
425,000	5.70%, 07/01/2019	481,855
	Cox Communications, Inc.
1,045,000	3.25%, 12/15/2022(1)	1,007,752
1,985,000	3.85%, 02/01/2025(1)	1,914,791
	DISH DBS Corp.
860,000	5.88%, 11/15/2024	789,050
1,785,000	7.88%, 09/01/2019	1,963,500
1,905,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	2,019,300
1,720,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,763,000
1,715,000	NBC Universal Media LLC 5.95%, 04/01/2041	2,192,691
645,000	Numericable-SFR S.A. 4.88%, 05/15/2019(1)	641,775
	Sky plc
370,000	2.63%, 09/16/2019(1)	373,839
2,290,000	3.13%, 11/26/2022(1)	2,319,323
	TEGNA, Inc.
4,005,000	5.13%, 10/15/2019	4,181,220
565,000	5.13%, 07/15/2020	588,306
	Time Warner Cable, Inc.
1,110,000	4.50%, 09/15/2042	985,355
1,350,000	8.75%, 02/14/2019	1,580,700
	Time Warner Entertainment Co., L.P.
80,000	8.38%, 03/15/2023	102,289
7,100,000	8.38%, 07/15/2033	9,019,606
	Time Warner, Inc.
2,010,000	3.60%, 07/15/2025	2,063,160
2,725,000	6.10%, 07/15/2040	3,101,418
1,900,000	6.50%, 11/15/2036	2,204,124
650,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(1)	666,250

		85,891,843

	Mining - 0.0%
900,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	877,118

	Miscellaneous Manufacturing - 0.2%
4,618,000	General Electric Co. 5.00%, 01/21/2021(2)(6)	4,756,540

	Oil & Gas - 3.0%
	Anadarko Petroleum Corp.
3,295,000	5.55%, 03/15/2026	3,324,009
2,590,000	6.38%, 09/15/2017	2,714,255
3,465,000	6.60%, 03/15/2046	3,537,474
410,000	6.95%, 06/15/2019	443,781
435,000	Antero Resources Corp. 5.63%, 06/01/2023	400,200
1,010,000	BP Capital Markets plc 2.52%, 01/15/2020	1,025,473
	Cenovus Energy, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	$710,000	3.00%, 08/15/2022	$631,267
	2,515,000	5.20%, 09/15/2043	2,053,596
	6,255,000	5.70%, 10/15/2019	6,277,005
	6,110,000	CNPC General Capital Ltd 1.45%, 04/16/2016(1)	6,110,000
	765,000	Concho Resources, Inc. 5.50%, 04/01/2023	749,700
		ConocoPhillips Co.
	1,550,000	3.35%, 11/15/2024	1,497,356
	2,725,000	4.20%, 03/15/2021	2,845,758
	2,585,000	4.95%, 03/15/2026	2,698,590
		Continental Resources, Inc.
	35,000	3.80%, 06/01/2024	27,650
	130,000	4.50%, 04/15/2023	108,713
	50,000	4.90%, 06/01/2044	37,250
	255,000	5.00%, 09/15/2022	219,778
	3,225,000	Ecopetrol S.A. 5.88%, 05/28/2045	2,538,720
	4,090,000	EnCana Corp. 6.50%, 05/15/2019	4,081,002
	1,145,000	EOG Resources, Inc. 4.15%, 01/15/2026	1,190,633
		Exxon Mobil Corp.
	3,080,000	2.22%, 03/01/2021	3,134,522
	2,590,000	2.73%, 03/01/2023	2,634,139
	1,270,000	3.04%, 03/01/2026	1,299,795
	1,695,000	Harvest Operations Corp. 6.88%, 10/01/2017	1,029,713
		Hess Corp.
	1,245,000	5.60%, 02/15/2041	1,105,905
	1,370,000	6.00%, 01/15/2040	1,262,292
	2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,566,768
	3,015,000	Marathon Oil Corp. 2.70%, 06/01/2020	2,558,538
	1,750,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,746,995
		Petrobras Global Finance B.V.
GBP	2,275,000	5.38%, 10/01/2029	2,027,212
	$3,230,000	6.75%, 01/27/2041	2,322,370
		Petroleos Mexicanos
	1,800,000	5.50%, 02/04/2019(1)	1,885,500
	955,000	6.38%, 02/04/2021(1)	1,018,508
	4,105,000	6.63%, 06/15/2035	3,940,800
		Pioneer Natural Resources Co.
	310,000	3.45%, 01/15/2021	308,365
	655,000	3.95%, 07/15/2022	665,132
	270,000	4.45%, 01/15/2026	272,123
	660,000	6.65%, 03/15/2017	682,472
	2,090,000	7.50%, 01/15/2020	2,362,684
		QEP Resources, Inc.
	10,000	5.25%, 05/01/2023	8,700
	45,000	5.38%, 10/01/2022	39,488
	55,000	6.80%, 03/01/2020	51,219
	255,000	SM Energy Co. 6.13%, 11/15/2022	185,895
		Statoil ASA
	15,000	3.70%, 03/01/2024	15,668
	3,400,000	3.95%, 05/15/2043	3,240,448
	250,000	Tesoro Corp. 5.13%, 04/01/2024	245,625
	190,000	WPX Energy, Inc. 5.25%, 09/15/2024	132,050
	1,365,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	1,082,035

			80,337,171

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Oil & Gas Services - 0.1%
$1,555,000	Halliburton Co. 2.70%, 11/15/2020	$1,578,673

	Packaging & Containers - 0.1%
1,020,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	1,035,300
505,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	526,147

		1,561,447

	Pharmaceuticals - 1.0%
	Actavis Funding SCS
8,270,000	2.35%, 03/12/2018	8,367,685
7,600,000	3.00%, 03/12/2020	7,814,381
1,350,000	Cardinal Health, Inc. 1.95%, 06/15/2018	1,356,307
3,525,000	EMD Finance LLC 2.95%, 03/19/2022(1)	3,598,017
	Mylan N.V.
1,485,000	3.00%, 12/15/2018(1)	1,505,379
1,705,000	3.75%, 12/15/2020(1)	1,744,495
1,770,000	Perrigo Co. plc 1.30%, 11/08/2016	1,761,716
1,005,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	1,029,862
395,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)	405,230

		27,583,072

	Pipelines - 1.0%
	DCP Midstream LLC
120,000	5.35%, 03/15/2020(1)	103,264
145,000	9.75%, 03/15/2019(1)	138,653
	DCP Midstream Operating L.P.
200,000	2.70%, 04/01/2019	178,667
100,000	3.88%, 03/15/2023	82,124
326,000	4.95%, 04/01/2022	286,474
215,000	5.60%, 04/01/2044	158,230
3,137,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	3,019,362
	Energy Transfer Partners L.P.
435,000	4.75%, 01/15/2026	395,307
6,120,000	5.95%, 10/01/2043	5,271,266
	Kinder Morgan Energy Partners L.P.
750,000	5.30%, 09/15/2020	781,315
260,000	6.50%, 04/01/2020	276,936
515,000	6.85%, 02/15/2020	562,716
3,500,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	2,978,392
795,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	859,737
	MPLX L.P.
480,000	4.88%, 12/01/2024(1)	443,154
495,000	4.88%, 06/01/2025(1)	451,356
1,575,000	Regency Energy Partners L.P. 5.88%, 03/01/2022	1,530,097
1,550,000	Sunoco Logistics Partners Operations L.P. 4.25%, 04/01/2024	1,422,841
	Tesoro Logistics L.P.
605,000	5.50%, 10/15/2019(1)	601,975
905,000	6.25%, 10/15/2022(1)	895,950
	Williams Partners L.P.
5,780,000	3.60%, 03/15/202 5⁄82	4,759,350

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	$1,140,000	4.30%, 03/04/2024	$948,040

			26,145,206

		Real Estate - 0.2%
	5,110,000	ProLogis L.P. 3.35%, 02/01/2021	5,323,266

		Real Estate Investment Trusts - 1.2%
		American Tower Corp.
	3,065,000	3.40%, 02/15/2019	3,142,051
	1,760,000	4.50%, 01/15/2018	1,833,916
	3,650,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	3,621,545
		HCP, Inc.
	3,100,000	4.00%, 06/01/2025	2,979,075
	2,310,000	4.25%, 11/15/2023	2,319,074
		Kimco Realty Corp.
	3,610,000	3.13%, 06/01/2023	3,573,528
	1,485,000	3.40%, 11/01/2022	1,505,310
		Liberty Property L.P.
	1,165,000	3.38%, 06/15/2023	1,150,940
	1,430,000	4.13%, 06/15/2022	1,489,258
	2,766,000	Realty Income Corp. 3.25%, 10/15/2022	2,729,923
	1,245,000	UDR, Inc. 3.70%, 10/01/2020	1,305,558
	1,275,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,277,285
	3,905,000	Welltower, Inc. 4.50%, 01/15/2024	4,053,730

			30,981,193

		Retail - 0.5%
		CVS Health Corp.
	4,230,000	2.80%, 07/20/2020	4,390,118
	2,020,000	3.88%, 07/20/2025	2,179,832
	3,800,000	5.13%, 07/20/2045	4,400,864
		Group 1 Automotive, Inc.
	720,000	5.00%, 06/01/2022	712,800
	205,000	5.25%, 12/15/2023(1)	202,438
	1,225,000	McDonald’s Corp. 2.75%, 12/09/2020	1,268,767
	300,000	Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/01/2025	319,500

			13,474,319

		Savings & Loans - 0.2%
GBP	4,235,000	Nationwide Building Society 6.88%, 06/20/2019(2)(5)(6)	5,687,152

		Semiconductors - 0.1%
		NXP B.V. / NXP Funding LLC
	$420,000	4.13%, 06/15/2020(1)	424,200
	500,000	4.63%, 06/15/2022(1)	513,125
	525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	528,938
	310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	330,150

			1,796,413

		Shipbuilding - 0.0%
	145,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	151,706

		Software - 0.3%
	3,915,000	Activision Blizzard, Inc. 5.63%, 09/15/2021(1)	4,115,644
	100,000	First Data Corp. 5.00%, 01/15/2024(1)	100,125

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,180,000	5.38%, 08/15/2023(1)	$	1,209,500
2,740,000	Hewlett Packard Enterprise Co. 2.45%, 10/05/2017(1)		2,757,889
	MSCI, Inc.
385,000	5.25%, 11/15/2024(1)		397,513
465,000	5.75%, 08/15/2025(1)		489,412
350,000	Open Text Corp. 5.63%, 01/15/2023(1)		357,000

			9,427,083

	Telecommunications - 2.1%
345,000	Altice Financing S.A. 6.63%, 02/15/2023(1)		345,863
	AT&T, Inc.
2,700,000	3.60%, 02/17/2023		2,804,965
1,985,000	3.80%, 03/15/2022		2,091,763
1,245,000	4.50%, 05/15/2035		1,227,692
3,095,000	4.75%, 05/15/2046		3,019,039
205,000	5.80%, 02/15/2019		228,269
7,230,000	Cisco Systems, Inc. 2.20%, 02/28/2021		7,373,848
610,000	CommScope, Inc. 4.38%, 06/15/2020(1)		626,775
3,005,000	Digicel Group Ltd. 7.13%, 04/01/2022(5)		2,336,087
370,000	Frontier Communications Corp. 10.50%, 09/15/2022(1)		379,250
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)		7,499,900
890,000	Inmarsat Finance plc 4.88%, 05/15/2022(1)		838,269
955,000	Nokia Oyj 6.63%, 05/15/2039		993,200
	Sprint Communications, Inc.
2,370,000	7.00%, 03/01/2020(1)		2,370,000
1,766,000	9.00%, 11/15/2018(1)		1,849,885
	T-Mobile USA, Inc.
1,995,000	6.46%, 04/28/2019		2,034,900
860,000	6.63%, 04/28/2021		898,700
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034		137,827
70,000	6.38%, 11/15/2033		68,950
90,000	7.72%, 06/04/2038		94,330
	Verizon Communications, Inc.
6,623,000	4.27%, 01/15/2036		6,589,832
3,185,000	4.40%, 11/01/2034		3,219,866
491,000	4.52%, 09/15/2048		491,835
8,189,000	4.67%, 03/15/2055		7,861,440
1,240,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)		1,171,800

			56,554,285

	Transportation - 0.7%
1,180,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021		1,540,802
	FedEx Corp.
855,000	3.25%, 04/01/2026		877,398
1,705,000	4.55%, 04/01/2046		1,752,239
5,625,000	Kansas City Southern 3.00%, 05/15/2023(1)		5,460,879
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
970,000	2.50%, 06/15/2019(1)		964,433
5,380,000	2.88%, 07/17/2018(1)		5,419,026
1,490,000	4.88%, 07/11/2022(1)		1,590,986
1,435,000	Ryder System, Inc. 2.55%, 06/01/2019		1,437,735

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	$665,000	Union Pacific Corp. 2.75%, 03/01/2026	$	676,225

				19,719,723

		Total Corporate Bonds (cost $933,367,320)		935,246,823

Foreign Government Obligations - 1.7%
		Angola - 0.0%
	1,130,000	Republic of Angola 9.50%, 11/12/2025(1)		1,028,300

		Argentina - 0.1%
EUR	4,090,000	Argentine Republic Government International Bond 2.26%, 12/31/2038(7)		2,717,942

		Brazil - 0.4%
BRL	18,742,000	Brazil Letras do Tesouro Nacional 0.00%, 04/01/2016		5,209,631
	17,229,334	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2022(8)		4,640,546

				9,850,177

		Colombia - 0.1%
COP	7,785,532,755	Colombian TES 3.00%, 03/25/2033(8)		2,210,765

		Romania - 0.2%
RON	17,850,000	Romania Government Bond 5.80%, 07/26/2027		5,388,282

		Tunisia - 0.1%
	$2,975,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(5)		2,573,375

		Turkey - 0.5%
TRY	38,004,866	Turkey Government Bond 2.50%, 05/04/2016(8)		13,459,598

		Uruguay - 0.3%
		Uruguay Government International Bond
UYU	102,060,375	3.70%, 06/26/2037(8)		2,591,095
	165,880,495	4.25%, 04/05/2027(8)		4,835,257
	36,727,833	4.38%, 12/15/2028(8)		1,082,092

				8,508,444

		Venezuela - 0.0%
	$1,085,000	Venezuela Government International Bond 6.00%, 12/09/2020(5)		363,475

		Total Foreign Government Obligations (cost $49,580,944)		46,100,358

Municipal Bonds - 1.2%
		Development - 0.1%
		State of California
	790,000	7.60%, 11/01/2040		1,228,300
	175,000	7.63%, 03/01/2040		267,816

				1,496,116

		General - 0.4%
	4,560,000	Chicago Transit Auth 6.90%, 12/01/2040		5,432,677
		Puerto Rico Commonwealth Gov’t Employees Retirement System
	3,325,000	6.15%, 07/01/2038		1,009,969
	1,575,000	6.20%, 07/01/2039		478,406
	7,965,000	6.30%, 07/01/2043		2,419,369
	1,995,000	6.55%, 07/01/2058		605,981

				9,946,402

		General Obligation - 0.4%
	6,650,000	California State, GO Taxable 7.55%, 04/01/2039		10,181,416

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,550,000	Illinois State, GO 5.10%, 06/01/2033	$	1,449,483

			11,630,899

	Higher Education - 0.2%
5,580,000	University of California 4.60%, 05/15/2031		6,201,724

	Utility - Electric - 0.1%
1,485,000	Municipal Electric Auth. Georgia 6.64%, 04/01/2057		1,849,226

	Total Municipal Bonds (cost $33,116,442)		31,124,367

Senior Floating Rate Interests - 5.7%(9)
	Advertising - 0.0%
872,280	Acosta Holdco, Inc. 4.25%, 09/26/2021		850,002

	Aerospace/Defense - 0.1%
1,759,091	BE Aerospace, Inc. 4.00%, 12/16/2021		1,763,489
990,481	Transdigm, Inc. 3.50%, 05/14/2022		974,385

			2,737,874

	Agriculture - 0.0%
719,786	Pinnacle Operating Corp. 4.75%, 11/15/2018		619,016

	Airlines - 0.0%
938,475	Delta Air Lines, Inc. 3.25%, 10/18/2018		937,837

	Auto Manufacturers - 0.1%
	Chrysler Group LLC
887,926	3.25%, 12/31/2018		886,265
1,543,463	3.50%, 05/24/2017		1,542,398
526,025	Jaguar Holding Co. 4.25%, 08/18/2022		520,986
540,770	MPG Holdco I, Inc. 3.75%, 10/20/2021		532,772

			3,482,421

	Auto Parts & Equipment - 0.1%
455,707	Affinia Group Intermediate Holdings, Inc. 4.75%, 04/27/2020		455,138
766,350	CS Intermediate Holdco 2 LLC 4.00%, 04/04/2021		759,169
1,427,815	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020		1,415,322

			2,629,629

	Chemicals - 0.2%
467,185	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019		463,097
242,400	AIlnex USA, Inc. 4.50%, 10/03/2019		240,279
1,146,338	Chemours Co. 3.75%, 05/12/2022		1,091,887
2,604,053	Ineos U.S. Finance LLC 3.75%, 05/04/2018		2,571,503
606,290	Nexeo Solutions LLC 5.00%, 09/08/2017		603,640
680,139	Univar, Inc. 4.25%, 07/01/2022		669,515

			5,639,921

	Coal - 0.1%
540,000	American Energy - Marcellus LLC 5.25%, 08/04/2020		88,198

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Arch Coal, Inc.
$670,000	5.00%, 01/31/2017(10)	$	643,200
2,865,808	7.50%, 05/16/2018		1,011,401

			1,742,799

	Commercial Services - 0.1%
986,604	Moneygram International, Inc. 4.25%, 03/27/2020		921,241
634,158	ON Assignment, Inc. 3.75%, 06/03/2022		634,158
1,259,686	ServiceMaster Co. 4.25%, 07/01/2021		1,258,426

			2,813,825

	Distribution/Wholesale - 0.0%
730,850	ABC Supply Co., Inc. 3.50%, 04/16/2020		729,754

	Diversified Financial Services - 0.1%
765,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021		765,765
291,318	TransFirst, Inc. 6.25%, 11/12/2021		290,954
884,426	Walter Investment Management Corp. 4.75%, 12/19/2020		767,682

			1,824,401

	Electric - 0.1%
1,363,513	Calpine Corp. 3.25%, 01/31/2022		1,333,692
625,000	Chief Exploration & Development LLC 7.50%, 05/16/2021		365,106
600,000	Energy Future Intermediate Holding Co. LLC 4.25%, 12/19/2016		599,064
1,873,417	Seadrill Partners Finco LLC 4.00%, 02/21/2021		824,304
800,000	Texas Competitive Electric Holdings Co. LLC 4.92%, 10/10/2017(11)		228,000

			3,350,166

	Electronics - 0.1%
2,803,325	CDW LLC 3.25%, 04/29/2020		2,793,036

	Entertainment - 0.0%
511,138	Eldorado Resorts LLC 4.25%, 07/23/2022		509,543
577,688	Scientific Games International, Inc. 6.00%, 10/01/2021		557,740

			1,067,283

	Environmental Control - 0.0%
235,000	KAR Auction Services, Inc. 4.25%, 03/09/2023		235,489

	Food - 0.2%
	Albertsons LLC
796,950	5.50%, 08/25/2021		797,348
309,225	5.50%, 12/21/2022		309,392
997,144	Aramark Services, Inc. 3.25%, 02/24/2021		992,986
337,125	B&G Foods, Inc. 3.76%, 11/02/2022		337,462
457,700	Hostess Brands LLC 4.50%, 08/03/2022		457,700
1,102,238	JBS USA LLC 4.00%, 10/30/2022		1,095,349

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,121,267	U.S. Foods, Inc. 4.50%, 03/31/2019	$	1,115,257

			5,105,494

	Food Service - 0.0%
589,500	Hearthside Food Solutions 4.50%, 06/02/2021		573,289

	Forest Products & Paper - 0.0%
832,403	Wilsonart LLC 4.00%, 10/31/2019		819,401

	Healthcare-Products - 0.1%
1,494,500	Mallinckrodt International Finance S.A. 3.25%, 03/19/2021		1,437,828
432,825	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022		428,497

			1,866,325

	Healthcare-Services - 0.6%
389,025	Acadia Healthcare Company, Inc. 4.50%, 02/16/2023		389,834
1,173,023	American Renal Holdings, Inc. 4.50%, 09/20/2019		1,170,091
201,413	Catalent Pharma Solutions, Inc. 4.25%, 05/20/2021		201,133
369,375	CDRH Parent, Inc. 5.25%, 07/01/2021		337,361
	Community Health Systems, Inc.
1,683,000	3.74%, 12/31/2018		1,664,706
490,051	3.75%, 12/31/2019		480,795
901,682	4.00%, 01/27/2021		885,524
1,812,713	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021		1,814,978
837,900	Envision Healthcare Corp. 4.50%, 10/28/2022		837,448
2,130,375	HCA, Inc. 3.38%, 05/01/2018		2,129,416
1,006,070	IMS Health, Inc. 3.50%, 03/17/2021		1,002,931
427,559	Opal Acquisition, Inc. 5.00%, 11/27/2020		375,183
1,585,850	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021		1,466,911
513,500	Surgery Center Holdings, Inc. 5.25%, 11/03/2020		506,439
1,391,513	U.S. Renal Care, Inc. 5.25%, 12/31/2022		1,385,139
490,000	Vizient, Inc. 6.25%, 02/13/2023		492,857

			15,140,746

	Insurance - 0.5%
	Asurion LLC
580,228	5.00%, 05/24/2019		571,525
1,793,271	5.00%, 08/04/2022		1,754,052
1,870,000	8.50%, 03/03/2021		1,746,898
792,588	CGSC of Delaware Holdings Corp. 5.00%, 04/16/2020		781,357
4,592,123	Evertec Group LLC 3.25%, 04/17/2020		4,399,851
412,120	National Financial Partners Corp. 4.50%, 07/01/2020		402,023
	Sedgwick Claims Management Services, Inc.
2,915,024	3.75%, 03/01/2021		2,832,442
1,250,000	6.75%, 02/28/2022		1,157,812

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$997,181	USI, Inc. 4.25%, 12/27/2019	$980,558

		14,626,518

	Internet - 0.1%
729,605	Lands’ End, Inc. 4.25%, 04/04/2021	580,495
1,797,518	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	1,787,039

		2,367,534

	Leisure Time - 0.2%
1,060,462	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	1,062,233
	Delta 2 (LUX) S.a.r.l.
2,675,000	4.75%, 07/30/2021	2,595,713
1,140,000	7.75%, 07/31/2022	1,043,818

		4,701,764

	Lodging - 0.3%
3,460,431	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(7)(12)	3,172,488
781,088	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	635,126
995,313	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	995,004
1,183,690	La Quinta Intermediate Holdings LLC 3.75%, 04/14/2021	1,160,999
1,339,988	MGM Resorts International 3.50%, 12/20/2019	1,336,155
352,297	Station Casinos LLC 4.25%, 03/02/2020	351,123

		7,650,895

	Machinery-Construction & Mining - 0.1%
1,543,454	American Rock Salt Holdings LLC 4.75%, 05/20/2021	1,413,355
603,871	Neff Rental LLC 7.25%, 06/09/2021	528,387

		1,941,742

	Machinery-Diversified - 0.1%
1,844,542	Gates Global, Inc. 4.25%, 07/06/2021	1,737,337

	Media - 0.4%
936,489	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	918,639
1,774,443	AVSC Holding Corp. 4.50%, 01/24/2021	1,683,503
	Charter Communications Operating LLC
2,990,438	3.00%, 07/01/2020	2,975,007
375,000	3.50%, 01/24/2023	375,105
434,850	Media General, Inc. 4.00%, 07/31/2020	434,089
710,000	Neptune Finco Corp. 5.00%, 10/09/2022	709,887
1,027,000	Numericable U.S. LLC 4.50%, 05/21/2020	1,018,404
1,812,002	Tribune Media Co. 3.75%, 12/27/2020	1,803,703
1,952,632	Virgin Media Investment Holdings Ltd. 3.50%, 06/30/2023	1,934,824

		11,853,161

	Metal Fabricate/Hardware - 0.1%
1,302,819	Rexnord LLC 4.00%, 08/21/2020	1,281,440

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Mining - 0.1%
$460,600	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	$	459,831
565,819	FMG Resources August 2006 Pty Ltd. 4.25%, 06/30/2019		476,544
613,308	Minerals Technologies, Inc. 3.75%, 05/09/2021		610,241

			1,546,616

	Miscellaneous Manufacturing - 0.0%
215,579	Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021		209,830

	Oil & Gas - 0.1%
531,900	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021		242,349
1,514,040	Fieldwood Energy LLC 3.88%, 10/01/2018		1,021,341
600,000	Templar Energy LLC 8.50%, 11/25/2020		59,400

			1,323,090

	Packaging & Containers - 0.2%
3,273,750	Berry Plastics Holding Corp. 3.50%, 02/08/2020		3,257,381
514,848	Mauser U.S. Corp. 4.50%, 07/31/2021		499,084
335,750	Owens-Illinois, Inc. 3.50%, 09/01/2022		335,750
1,846,731	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018		1,846,731
678,500	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021		658,145

			6,597,091

	Pharmaceuticals - 0.1%
1,396,500	Endo Luxembourg Finance Company I S.a r.l. 3.75%, 09/26/2022		1,373,807
873,414	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022		823,559

			2,197,366

	Pipelines - 0.1%
738,882	Energy Transfer Equity L.P. 4.00%, 12/02/2019		662,327
805,100	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018		764,845

			1,427,172

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
992,500	4.25%, 11/04/2021		982,575
415,000	9.25%, 11/04/2022		406,700

			1,389,275

	REITS - 0.0%
245,000	Equinix, Inc. 4.00%, 01/08/2023		245,000

	Retail - 0.3%
509,850	Bass Pro Group LLC 4.00%, 06/05/2020		481,808
602,596	Burger King 3.75%, 12/10/2021		601,758
205,000	Coty, Inc. 3.75%, 10/27/2022		204,283
468,262	Dollar Tree, Inc. 3.50%, 07/06/2022		469,667

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$410,000	Galleria Co. 3.75%, 01/26/2023	$	408,463
933,851	Michaels Stores, Inc. 4.00%, 01/28/2020		933,683
1,551,769	Neiman Marcus Group, Inc. 4.25%, 10/25/2020		1,418,705
566,946	Party City Holdings, Inc. 4.25%, 08/19/2022		561,747
1,811,313	PetSmart, Inc. 4.25%, 03/11/2022		1,802,709
250,000	Rite Aid Corp. 5.75%, 08/21/2020		250,520

			7,133,343

	Semiconductors - 0.2%
1,550,000	Avago Technologies Cayman Ltd. 4.25%, 02/01/2023		1,541,366
866,002	Lattice Semiconductor Corp. 5.25%, 03/10/2021		805,382
	NXP B.V.
1,042,600	3.25%, 01/11/2020		1,035,344
1,102,238	3.75%, 12/07/2020		1,103,957
540,000	ON Semiconductor Corp. 0.00%, 03/31/2023(12)		540,167

			5,026,216

	Software - 0.5%
357,300	Epicor Software Corp. 4.75%, 06/01/2022		337,945
	First Data Corp.
4,633,806	3.93%, 03/24/2018		4,621,063
845,000	4.43%, 03/24/2021		842,228
280,000	Global Payments, Inc. 0.00%, 03/23/2023(12)		281,168
833,138	Hyland Software, Inc. 4.75%, 07/01/2022		827,931
1,622,694	Infor US, Inc. 3.75%, 06/03/2020		1,571,222
	Kronos, Inc.
2,654,674	4.50%, 10/30/2019		2,643,073
593,593	9.75%, 04/30/2020		589,634
	SS&C Technologies, Inc.
1,074,176	4.01%, 07/08/2022		1,075,690
156,270	4.02%, 07/08/2022		156,490
1,675,504	Verint Systems, Inc. 3.50%, 09/06/2019		1,673,829

			14,620,273

	Telecommunications - 0.3%
570,688	Altice Financing S.A. 5.25%, 02/04/2022		571,161
303,475	CommScope, Inc. 3.83%, 12/29/2022		302,810
2,020,000	Level 3 Financing, Inc. 3.50%, 05/31/2022		2,014,526
426,709	LTS Buyer LLC 4.00%, 04/13/2020		421,375
1,821,232	SBA Senior Finance II LLC 3.25%, 03/24/2021		1,810,668
423,938	T-Mobile USA, Inc. 3.50%, 11/09/2022		425,396
205,000	TransFirst, Inc. 10.50%, 11/12/2022		204,873
	Ziggo Financing Partnership
970,691	3.50%, 01/15/2022		960,577
625,532	3.51%, 01/15/2022		619,014

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,028,777	3.60%, 01/15/2022	$	1,018,057

			8,348,457

	Transportation - 0.0%
	Kenan Advantage Group, Inc.
60,000	1.69%, 01/31/2017(10)		59,250
538,295	4.00%, 07/31/2022		531,566

			590,816

	Trucking & Leasing - 0.0%
1,158,000	Consolidated Container Co. 5.00%, 07/03/2019		1,064,202

	Total Senior Floating Rate Interests (cost $160,839,239)		152,837,846

U.S. Government Agencies - 48.6%
	FHLMC - 15.1%
294,762	0.00%, 11/15/2036(13)		266,477
64,796,815	0.32%, 10/25/2020(2)(3)		588,912
31,027,801	1.96%, 08/25/2018(2)(3)		1,200,329
2,880,000	2.28%, 10/25/2027(2)		2,848,477
5,000,000	2.63%, 03/25/2025(2)		5,016,464
2,884,671	2.83%, 10/25/2024(2)		2,910,700
3,100,000	2.83%, 01/25/2025(2)		3,139,561
3,500,000	2.93%, 08/25/2024(2)		3,538,314
4,625,152	3.00%, 08/01/2029		4,861,604
15,750,000	3.00%, 04/01/2031(14)		16,464,902
1,441,121	3.00%, 03/15/2033(3)		183,620
33,350,000	3.00%, 04/01/2046(14)		34,147,272
11,200,000	3.03%, 12/25/2027(2)		11,203,508
3,300,000	3.08%, 03/25/2028(2)		3,295,870
11,397,000	3.28%, 04/25/2028(2)		11,473,819
9,200,000	3.50%, 04/18/2031(14)		9,709,183
8,934,486	3.50%, 08/01/2034		9,415,445
106,331,250	3.50%, 04/01/2046(14)		111,303,257
35,443,750	3.50%, 05/01/2046(14)		37,034,629
9,239,043	4.00%, 08/01/2025		9,869,473
6,341,492	4.00%, 07/15/2027(3)		682,062
6,938,696	4.00%, 05/01/2042		7,420,038
1,898,336	4.00%, 08/01/2042		2,036,586
3,146,612	4.00%, 09/01/2042		3,375,776
921,738	4.00%, 07/01/2044		990,810
480,888	4.00%, 06/01/2045		514,564
4,048,722	4.00%, 01/01/2046		4,331,700
2,348,505	4.00%, 02/01/2046		2,509,046
20,375,000	4.00%, 04/01/2046(14)		21,745,537
1,596,312	4.50%, 03/15/2041		1,899,040
35,750,000	4.50%, 04/13/2046(14)		38,832,819
5,275,727	4.75%, 07/15/2039		5,784,044
2,203	5.50%, 10/01/2018		2,275
95,370	5.50%, 03/01/2028		105,858
166,881	5.50%, 04/01/2033		185,660
1,769,275	5.50%, 05/01/2034		1,991,099
2,574	5.50%, 11/01/2035		2,856
48,570	5.50%, 05/01/2037		54,353
109,901	5.50%, 11/01/2037		122,942
189,168	5.50%, 02/01/2038		211,801
80,406	5.50%, 04/01/2038		90,082
97,813	5.50%, 06/01/2038		109,405
10,990,735	5.50%, 08/01/2038		12,302,956
1,026,191	5.50%, 09/01/2038		1,147,033
21,006	5.50%, 12/01/2039		23,486
279,437	5.50%, 02/01/2040		312,744
880,689	5.50%, 05/01/2040		985,606
906,752	5.50%, 08/01/2040		1,013,744
3,459,342	5.50%, 06/01/2041		3,874,277
63	6.00%, 04/01/2017		64

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$79	6.00%, 05/01/2017	$81
125	6.00%, 07/01/2017	127
1,771	6.00%, 07/01/2029	2,005
439,054	6.00%, 10/01/2032	504,887
458,683	6.00%, 11/01/2032	522,892
538,059	6.00%, 12/01/2032	619,869
33,009	6.00%, 11/01/2033	38,030
60,393	6.00%, 01/01/2034	69,525
37,281	6.00%, 02/01/2034	42,930
451,544	6.00%, 08/01/2034	520,246
492,848	6.00%, 09/01/2034	567,759
350,369	6.00%, 01/01/2035	396,697
3,786,301	6.00%, 11/01/2037	4,311,735
1,100,000	6.00%, 04/13/2046(14)	1,247,168
269	6.50%, 07/01/2031	306
371	6.50%, 08/01/2032	422
1,850,403	6.50%, 07/15/2036	2,110,440
279,363	6.50%, 12/01/2037	320,226
213	7.50%, 09/01/2029	229
3,318	7.50%, 11/01/2031	3,853

		402,409,506

	FNMA - 26.2%
250,931	0.00%, 03/25/2036(13)	222,304
2,216,463	0.00%, 06/25/2036(13)	1,976,899
8,211,305	1.73%, 04/25/2055(2)(3)	521,694
135,000	2.44%, 01/01/2023	137,737
1,637,950	2.50%, 06/25/2028(3)	151,667
64,550,000	2.50%, 04/01/2031(14)	66,264,609
304,777	2.50%, 01/01/2043	303,795
6,251,978	2.50%, 02/01/2043	6,231,828
2,584,976	2.50%, 03/01/2043	2,576,644
5,096,257	2.50%, 05/01/2043	5,079,831
3,201,410	2.50%, 06/01/2043	3,191,091
2,386,161	2.50%, 04/01/2045	2,378,467
9,780,000	2.65%, 06/01/2025	10,021,066
13,400,000	2.69%, 04/01/2025	13,774,070
4,108,305	2.78%, 02/01/2027	4,204,796
11,042,459	3.00%, 01/25/2028(3)	1,061,542
4,633,668	3.00%, 04/25/2028(3)	488,453
46,907,000	3.00%, 04/01/2031(14)	48,995,825
36,325,000	3.00%, 05/18/2031(14)	37,885,838
240,525,000	3.00%, 04/01/2046(14)	246,726,023
540,000	3.16%, 12/01/2026	568,883
503,291	3.24%, 12/01/2026	533,805
575,000	3.34%, 04/01/2024	617,992
216,171	3.45%, 01/01/2024	233,181
227,904	3.47%, 01/01/2024	246,745
2,584,004	3.50%, 05/25/2030(3)	297,966
6,935,108	3.50%, 01/01/2046	7,279,251
8,205,870	3.50%, 02/01/2046	8,613,080
66,200,000	3.50%, 04/01/2046(14)	69,409,151
569,781	3.67%, 08/01/2023	622,893
155,000	3.70%, 10/01/2023	169,996
2,045,236	3.74%, 06/01/2026	2,273,978
210,000	3.76%, 03/01/2024	230,758
315,000	3.86%, 12/01/2025	349,442
165,000	3.86%, 11/01/2023	183,039
540,656	3.87%, 10/01/2025	601,797
692,364	3.89%, 05/01/2030	757,107
730,286	3.93%, 10/01/2023	812,170
302,356	3.96%, 05/01/2034	328,431
195,000	3.97%, 05/01/2029	212,119
4,560,531	4.00%, 06/01/2025	4,867,815
1,292,117	4.00%, 10/01/2025	1,379,089
7,961,014	4.00%, 10/01/2040	8,530,309

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$3,086,708	4.00%, 11/01/2040	$3,307,243
2,362,661	4.00%, 12/01/2040	2,531,476
1,160,409	4.00%, 02/01/2041	1,243,366
2,780,458	4.00%, 03/01/2041	2,978,888
1,157,519	4.00%, 03/25/2042(3)	175,311
1,103,616	4.00%, 08/01/2042	1,185,681
2,540,697	4.00%, 09/01/2042	2,730,214
679,254	4.00%, 11/25/2042(3)	115,042
1,419,549	4.00%, 04/01/2045	1,516,610
1,872,835	4.00%, 05/01/2045	2,007,076
1,338,078	4.00%, 06/01/2045	1,431,730
11,150,000	4.00%, 04/01/2046(14)	11,913,078
2,840,748	4.02%, 11/01/2028	3,185,902
451,359	4.06%, 10/01/2028	519,122
1,504,919	4.50%, 04/01/2025	1,606,381
1,692,919	4.50%, 07/25/2027(3)	198,006
7,384,905	4.50%, 08/01/2040	8,084,069
7,274,866	4.50%, 10/01/2040	7,938,783
3,286,020	4.50%, 10/01/2041	3,578,894
3,023,950	4.50%, 09/01/2043	3,289,637
37,075,000	4.50%, 04/01/2046(14)	40,342,234
3,415	5.00%, 02/01/2018	3,524
78,676	5.00%, 04/01/2018	81,323
501,768	5.00%, 05/01/2018	518,218
582,785	5.00%, 06/01/2018	601,748
15,494	5.00%, 07/01/2018	16,038
174,828	5.00%, 09/01/2018	180,664
426,049	5.00%, 01/01/2020	441,287
1,524,489	5.00%, 06/01/2022	1,637,848
566,484	5.00%, 06/01/2025	614,515
1,410,288	5.00%, 04/25/2038	1,535,993
1,023,391	5.46%, 05/25/2042(2)(3)	122,466
4,464	5.50%, 01/01/2017	4,510
84,497	5.50%, 02/01/2018	86,310
2,457	5.50%, 06/01/2018	2,543
14,306	5.50%, 11/01/2018	14,720
80,867	5.50%, 08/01/2019	85,215
151,874	5.50%, 09/01/2019	158,672
40,308	5.50%, 10/01/2019	42,073
16,821	5.50%, 01/01/2020	17,461
11,869	5.50%, 03/01/2020	12,411
751,617	5.50%, 05/01/2020	791,044
371,852	5.50%, 06/01/2022	404,908
449,952	5.50%, 06/01/2033	509,186
431,641	5.50%, 08/01/2033	488,127
2,062,455	5.50%, 09/01/2033	2,331,552
2,034,939	5.50%, 12/01/2033	2,334,058
1,742,102	5.50%, 01/01/2034	1,971,755
7,529,803	5.50%, 11/01/2035	8,528,783
2,420,012	5.50%, 04/01/2036	2,728,469
1,823,014	5.50%, 09/01/2036	2,061,934
199,993	5.50%, 01/01/2037	224,129
1,216,140	5.50%, 04/25/2037	1,375,493
5,004,961	5.50%, 06/25/2042(3)	1,020,496
3,216	6.00%, 06/01/2016	3,220
2,916	6.00%, 07/01/2016	2,918
126	6.00%, 10/01/2016	127
5,245	6.00%, 03/01/2022	5,415
747,886	6.00%, 12/01/2032	864,149
847,497	6.00%, 01/01/2033	976,118
148,587	6.00%, 02/01/2033	169,724
1,029,211	6.00%, 03/01/2033	1,188,673
2,239,973	6.00%, 02/01/2037	2,559,351
12	6.50%, 07/01/2016	12
433	6.50%, 05/01/2017	440
1,507	6.50%, 05/01/2031	1,723

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,524	6.50%, 09/01/2031	$1,796
2,704	6.50%, 07/01/2032	3,181
2,457	7.00%, 07/01/2029	2,951
103	7.00%, 12/01/2030	106
924	7.00%, 02/01/2032	1,024
396	7.00%, 03/01/2032	477
2,217	7.00%, 09/01/2032	2,400
65,933	7.00%, 10/01/2037	68,169
4,266	7.50%, 10/01/2022	4,809
2,516	7.50%, 06/01/2027	3,063
3,215	7.50%, 10/01/2029	3,375
25,277	7.50%, 03/01/2030	29,428
14,745	7.50%, 04/01/2030	16,889
1,747	7.50%, 06/01/2030	2,092
3,047	7.50%, 07/01/2030	3,627
810	7.50%, 08/01/2030	962
6,386	7.50%, 10/01/2030	6,506
8,613	7.50%, 01/01/2031	8,859
4,958	7.50%, 02/01/2031	5,150
37,498	7.50%, 05/01/2031	46,777
17,243	7.50%, 06/01/2031	18,912
2,871	7.50%, 08/01/2031	3,418
43,003	7.50%, 09/01/2031	45,420
403	7.50%, 05/01/2032	482

		698,191,135

	GNMA - 7.3%
11,877,399	3.00%, 03/15/2045	12,295,919
554,701	3.00%, 04/15/2045	574,247
7,422,431	3.00%, 07/15/2045	7,683,973
7,910,464	3.00%, 07/20/2045	8,205,070
137,707	3.00%, 08/15/2045	142,560
24,200,000	3.00%, 04/01/2046(14)	25,068,269
610,233	3.50%, 11/15/2042	647,733
19,644	3.50%, 12/15/2042	20,786
428,033	3.50%, 02/15/2043	452,816
18,513	3.50%, 03/15/2043	19,586
2,608,414	3.50%, 04/15/2043	2,759,453
9,303,413	3.50%, 05/15/2043	9,842,529
11,600,000	3.50%, 04/01/2046(14)	12,259,750
10,593,557	4.00%, 07/20/2040	11,416,386
11,804,454	4.00%, 09/20/2040	12,721,784
17,563,753	4.00%, 10/20/2040	18,934,586
2,481,552	4.00%, 12/20/2040	2,670,653
817,790	4.00%, 05/16/2042(3)	116,530
509,332	4.00%, 01/20/2044(3)	119,257
5,101,000	4.00%, 04/01/2046(14)	5,452,690
1,700,000	4.00%, 05/23/2046(14)	1,813,687
404,641	4.50%, 11/15/2039	441,706
3,825,165	4.50%, 05/15/2040	4,226,677
12,687,756	4.50%, 05/20/2040	13,809,511
412,585	4.50%, 06/15/2041	448,698
533,153	4.50%, 07/15/2041	584,397
2,700,000	4.50%, 04/20/2046(14)	2,898,703
1,316,812	5.00%, 05/20/2040	1,456,943
3,214,535	5.00%, 06/15/2041	3,575,574
3,950,856	5.00%, 10/16/2041(3)	663,144
5,080,825	5.00%, 03/15/2044	5,655,802
5,100,000	5.00%, 04/01/2046(14)	5,623,547
785,272	5.50%, 03/15/2033	887,556
1,213,894	5.50%, 04/15/2033	1,390,463
1,226,017	5.50%, 05/15/2033	1,406,434
2,071,408	5.50%, 10/20/2034	2,329,798
2,257	6.00%, 12/15/2023	2,547
1,368	6.00%, 01/15/2029	1,544
2,305	6.00%, 04/15/2029	2,665

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$70,901	6.00%, 12/15/2031	$80,012
1,398	6.00%, 10/15/2032	1,606
35,347	6.00%, 06/15/2033	40,889
3,754	6.00%, 03/15/2034	4,339
83,260	6.00%, 08/15/2034	94,288
202,576	6.00%, 09/15/2034	234,469
70,120	6.00%, 02/15/2035	79,447
444,405	6.00%, 12/15/2035	510,446
93,871	6.00%, 02/15/2036	106,315
329,356	6.00%, 03/15/2036	378,067
52,559	6.00%, 04/15/2036	59,313
227,645	6.00%, 05/15/2036	257,051
522,699	6.00%, 06/15/2036	597,160
371,636	6.00%, 07/15/2036	424,160
66,514	6.00%, 08/15/2036	76,783
325,263	6.00%, 02/15/2037	372,964
2,005	6.00%, 05/15/2037	2,263
700,692	6.00%, 06/15/2037	802,784
572,232	6.00%, 07/15/2037	645,758
133,092	6.00%, 08/15/2037	153,128
93,301	6.00%, 09/15/2037	105,289
174,266	6.00%, 10/15/2037	196,657
199,170	6.00%, 11/15/2037	224,761
204,431	6.00%, 12/15/2037	239,360
344,640	6.00%, 01/15/2038	393,050
32,864	6.00%, 02/15/2038	37,087
61,069	6.00%, 05/15/2038	68,947
11,479	6.00%, 06/15/2038	12,954
86,320	6.00%, 08/15/2038	97,559
235,870	6.00%, 09/15/2038	266,177
237,154	6.00%, 10/15/2038	274,417
524,478	6.00%, 11/15/2038	591,867
314,145	6.00%, 12/15/2038	354,637
3,141	6.00%, 01/15/2039	3,544
44,742	6.00%, 08/15/2039	50,491
168,856	6.00%, 11/15/2039	190,552
143,248	6.00%, 02/15/2040	161,654
1,746,513	6.00%, 06/15/2040	1,970,920
334,598	6.00%, 07/15/2040	377,590
1,798,253	6.00%, 06/15/2041	2,029,308
29,051	6.50%, 06/15/2028	33,255
979	6.50%, 07/15/2028	1,121
4,597	6.50%, 08/15/2028	5,261
21,508	6.50%, 09/15/2028	24,619
17,525	6.50%, 10/15/2028	20,061
6,594	6.50%, 11/15/2028	7,548
13,529	6.50%, 12/15/2028	15,487
20,668	6.50%, 01/15/2029	23,659
39,492	6.50%, 02/15/2029	45,207
377,770	6.50%, 03/15/2029	432,436
52,911	6.50%, 04/15/2029	60,568
33,180	6.50%, 05/15/2029	37,982
222,297	6.50%, 06/15/2029	254,463
10,836	6.50%, 07/15/2029	12,403
499	6.50%, 03/15/2031	571
308,597	6.50%, 04/15/2031	353,470
92,307	6.50%, 05/15/2031	109,193
14,541	6.50%, 06/15/2031	16,765
297,577	6.50%, 07/15/2031	341,747
142,849	6.50%, 08/15/2031	163,521
177,804	6.50%, 09/15/2031	204,208
170,387	6.50%, 10/15/2031	195,118
620,186	6.50%, 11/15/2031	712,546
92,972	6.50%, 12/15/2031	106,424
411,509	6.50%, 01/15/2032	472,264
95,492	6.50%, 02/15/2032	114,447

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$85,735	6.50%, 03/15/2032	$98,313
303,155	6.50%, 04/15/2032	357,167
1,084	6.50%, 05/15/2032	1,241
81,090	6.50%, 06/15/2032	93,103
1,276	6.50%, 09/15/2032	1,513
11,160	7.00%, 06/20/2030	12,733
1,252	7.00%, 02/15/2031	1,426
215	7.00%, 06/15/2031	231
232	7.00%, 08/15/2031	272
876	8.50%, 11/15/2024	880

		195,523,259

	Total U.S. Government Agencies (cost $1,278,364,739)	1,296,123,900

U.S. Government Securities - 3.1%
	U.S. Treasury Securities - 3.1%
	U.S. Treasury Bonds - 3.0%
43,096,048	0.25%, 01/15/2025(8)(15)(16)	43,459,090
1,350,000	2.50%, 02/15/2045	1,316,355
7,439,000	2.50%, 02/15/2046	7,253,315
2,800,000	3.00%, 11/15/2044(15)(16)(17)	3,021,486
5,595,000	3.00%, 05/15/2045(15)(16)	6,034,079
9,544,000	3.00%, 11/15/2045(15)	10,303,416
9,260,000	3.13%, 08/15/2044(15)(16)(17)	10,243,875

		81,631,616

	U.S. Treasury Notes - 0.1%
1,300,000	0.50%, 09/30/2016(15)	1,300,508
200,000	2.38%, 08/15/2024(15)	210,625

		1,511,133

	Total U.S. Government Securities (cost $82,079,864)	83,142,749

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A(2)(6)	1,788,556

	Diversified Financials - 0.0%
30,000	Citigroup Capital XIII(2)	788,700
8,400	Discover Financial Services Series B(6)	223,860

		1,012,560

	Total Preferred Stocks (cost $2,635,460)	2,801,116

	Total Long-Term Investments (cost $3,467,585,701)	3,471,353,919
Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
21,741,909	Federated Prime Obligations Fund	21,741,909

	Total Short-Term Investments (cost $21,741,909)	21,741,909

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $3,489,327,610)	130.8%	$	3,493,095,828
Total Purchased Options (cost $307,054)	0.0%	$	214,425

Total Investments (cost $3,489,634,664)^	130.8%	$	3,493,310,253
Other Assets and Liabilities	(30.8)%		(822,974,765)

Total Net Assets	100.0%	$	2,670,335,488

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	62,213,540
Unrealized Depreciation		(58,537,951)

Net Unrealized Appreciation	$	3,675,589

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $742,450,490, which represents 27.8% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.
(3)	Securities disclosed are interest-only strip.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,262,894 at March 31, 2016.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $46,763,502, which represents 1.8% of total net assets.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2016.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2016, the aggregate value of the unfunded commitment was $702,450, which rounds to zero percent of total net assets.
(11)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(12)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Securities disclosed are principal-only strip.
(14)	Represents or includes a TBA transaction.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

OTC Option Contracts Outstanding at March 31, 2016

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.78 USD per BRL	06/30/16	USD	2,303,377	$	72,962	$104,044	$(31,082)

Puts
USD Put/CNY Call	BOA	6.46 USD per CNY	04/19/16	USD	20,970,000	$	81,070	$133,285	$(52,215)
USD Put/CNY Call	BOA	6.47 USD per CNY	05/03/16	USD	10,485,000		60,393	69,725	(9,332)

Total Puts					31,455,000	$	141,463	$203,010	$(61,547)

Total purchased option contracts					33,758,377	$	214,425	$307,054	$(92,629)

Futures Contracts Outstanding at March 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	137	06/30/2016	$29,828,776	$29,968,750	$139,974
U.S. Treasury 5-Year Note Future	3,853	06/30/2016	466,974,640	466,845,135	(129,505)
U.S. Treasury CBT Ultra Long Term Bond Future	334	06/21/2016	57,872,305	57,625,437	(246,868)
U.S. Treasury Long Bond Future	243	06/21/2016	39,964,863	39,958,313	(6,550)

Total					$(242,949)

Short position contracts:
90 Day Euro Future	1,067	12/19/2016	$264,533,809	$264,549,312	$(15,503)
U.S. 10-Year Ultra Future	291	06/21/2016	40,790,519	40,958,250	(167,731)
U.S. Treasury 10-Year Note Future	2,180	06/21/2016	283,994,411	284,251,563	(257,152)

Total					$(440,386)

Total futures contracts					$(683,335)

TBA Sale Commitments Outstanding at March 31, 2016
Description		Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)

FHLMC, 5.00%	$	1,625,000	04/13/2046	$	(1,785,487)	$	(272)
FHLMC, 5.50%		5,100,000	04/13/2046		(5,667,375)		15,938
FNMA, 3.00%		36,325,000	05/18/2031		(37,885,837)		(198,649)
FNMA, 3.50%		6,850,000	04/01/2031		(7,233,668)		(28,324)
FNMA, 4.00%		9,400,000	04/18/2031		(9,793,965)		7,003
FNMA, 4.00%		12,575,000	04/01/2046		(13,435,602)		(15,719)
FNMA, 4.50%		10,725,000	04/01/2046		(11,670,141)		(39,381)
FNMA, 5.00%		700,000	04/13/2046		(774,375)		(1,422)
FNMA, 5.50%		22,600,000	04/13/2046		(25,343,466)		(10,278)
FNMA, 6.00%		7,200,000	04/01/2046		(8,211,586)		(20,461)
GNMA, 3.50%		12,050,000	04/01/2046		(12,735,344)		(76,254)

Total (proceeds $134,169,027)				$	(134,536,846)	$	(367,819)

At March 31, 2016, the aggregate market value of these securities represents (5.0)% of total net assets.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at March 31, 2016
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	256,630	(0.32%)	07/25/45	$144,998	$—	$51,460	$(93,538)
ABX.HE.AA.06-1	BCLY	USD	297,151	(0.32%)	07/25/45	167,893	—	59,585	(108,308)
ABX.HE.AA.06-1	BCLY	USD	1,539,780	(0.32%)	07/25/45	467,708	—	308,759	(158,949)
ABX.HE.AAA.06-1	JPM	USD	139,624	(0.18%)	07/25/45	3,296	—	3,116	(180)
ABX.HE.AAA.06-1	GSC	USD	16,716	(0.18%)	07/25/45	1,369	—	374	(995)
ABX.HE.AAA.06-1	BOA	USD	170,106	(0.18%)	07/25/45	9,249	—	3,797	(5,452)
ABX.HE.AAA.06-1	MSC	USD	128,808	(0.18%)	07/25/45	10,546	—	2,875	(7,671)
ABX.HE.AAA.06-1	BCLY	USD	163,223	(0.18%)	07/25/45	15,201	—	3,644	(11,557)
ABX.HE.AAA.06-1	BCLY	USD	176,005	(0.18%)	07/25/45	20,276	—	3,929	(16,347)
ABX.HE.AAA.06-2	JPM	USD	892,108	(0.11%)	05/25/46	117,541	—	105,469	(12,072)
ABX.HE.AAA.06-2	BOA	USD	1,500,955	(0.11%)	05/25/46	341,467	—	177,450	(164,017)
ABX.HE.AAA.07-1	MSC	USD	2,313,700	(0.09%)	08/25/37	535,067	—	601,359	66,292
ABX.HE.AAA.07-1	GSC	USD	1,716,122	(0.09%)	08/25/37	408,648	—	446,041	37,393
ABX.HE.AAA.07-1	MSC	USD	187,701	(0.09%)	08/25/37	45,714	—	48,786	3,072
ABX.HE.AAA.07-1	CSI	USD	4,171,556	(0.09%)	08/25/37	1,142,165	—	1,084,238	(57,927)
ABX.HE.PENAAA.06-2	BCLY	USD	575,203	(0.11%)	05/25/46	94,189	—	68,003	(26,186)
ABX.HE.PENAAA.06-2	JPM	USD	771,641	(0.11%)	05/25/46	202,556	—	91,227	(111,329)
ABX.HE.PENAAA.06-2	GSC	USD	1,413,046	(0.11%)	05/25/46	353,262	—	167,057	(186,205)
ABX.HE.PENAAA.06-2	JPM	USD	1,778,789	(0.11%)	05/25/46	419,683	—	210,297	(209,386)
ABX.HE.PENAAA.06-2	MSC	USD	1,779,874	(0.11%)	05/25/46	431,619	—	210,425	(221,194)
CDX.EM.25	BCLY	USD	95,975,000	(1.00%)	06/20/21	8,090,326	—	8,246,294	155,968
CMBX.NA.A.7	JPM	USD	2,965,000	(2.00%)	01/17/47	—	(59,648)	200,845	260,493
CMBX.NA.A.7	BCLY	USD	320,000	(2.00%)	01/17/47	—	(1,811)	21,681	23,492
CMBX.NA.AA.2	CSI	USD	3,190,602	(0.15%)	03/15/49	950,929	—	1,084,711	133,782
CMBX.NA.AA.2	GSC	USD	2,235,592	(0.15%)	03/15/49	697,742	—	760,036	62,294
CMBX.NA.AA.2	GSC	USD	43,410	(0.15%)	03/15/49	15,298	—	14,758	(540)
CMBX.NA.AA.2	CSI	USD	981,056	(0.15%)	03/15/49	341,445	—	333,531	(7,914)
CMBX.NA.AA.2	BOA	USD	3,138,511	(0.15%)	03/15/49	1,187,165	—	1,067,002	(120,163)
CMBX.NA.AA.2	BOA	USD	3,772,290	(0.15%)	03/15/49	1,426,897	—	1,282,469	(144,428)
CMBX.NA.AA.7	CSI	USD	3,745,000	(1.50%)	01/17/47	—	(18,945)	165,441	184,386
CMBX.NA.AA.7	CSI	USD	2,750,000	(1.50%)	01/17/47	—	(24,383)	121,460	145,843
CMBX.NA.AA.7	CSI	USD	2,725,000	(1.50%)	01/17/47	10,456	—	120,355	109,899
CMBX.NA.AA.7	CSI	USD	2,580,000	(1.50%)	01/17/47	11,691	—	113,951	102,260
CMBX.NA.AA.7	CSI	USD	2,575,000	(1.50%)	01/17/47	13,583	—	113,731	100,148
CMBX.NA.AA.7	MSC	USD	1,745,000	(1.50%)	01/17/47	—	(14,683)	77,072	91,755
CMBX.NA.AA.7	MSC	USD	545,000	(1.50%)	01/17/47	—	(6,271)	24,071	30,342
CMBX.NA.AA.7	MSC	USD	1,300,000	(1.50%)	01/17/47	90,717	—	57,418	(33,299)
CMBX.NA.AA.8	BCLY	USD	1,410,000	(1.50%)	10/17/57	62,317	—	100,812	38,495
CMBX.NA.AJ.2	GSC	USD	4,691,410	(1.09%)	03/15/49	339,431	—	556,111	216,680
CMBX.NA.AJ.2	DEUT	USD	4,552,845	(1.09%)	03/15/49	396,077	—	539,686	143,609
CMBX.NA.AJ.2	CSI	USD	3,632,379	(1.09%)	03/15/49	287,825	—	430,575	142,750
CMBX.NA.AJ.2	GSC	USD	1,138,211	(1.09%)	03/15/49	82,350	—	134,921	52,571
CMBX.NA.AJ.2	CBK	USD	687,876	(1.09%)	03/15/49	57,645	—	81,539	23,894
CMBX.NA.AJ.3	MLI	USD	1,857,197	(1.47%)	12/13/49	355,638	—	482,340	126,702
CMBX.NA.AJ.3	GSC	USD	1,479,877	(1.47%)	12/13/49	279,156	—	384,346	105,190
CMBX.NA.AJ.3	GSC	USD	328,317	(1.47%)	12/13/49	71,063	—	85,268	14,205
CMBX.NA.AJ.4	MSC	USD	5,237,559	(0.96%)	02/17/51	942,901	—	1,306,230	363,329
CMBX.NA.AJ.4	CSI	USD	3,065,527	(0.96%)	02/17/51	552,683	—	764,532	211,849
CMBX.NA.AJ.4	DEUT	USD	2,937,179	(0.96%)	02/17/51	550,690	—	732,523	181,833
CMBX.NA.AJ.4	CBK	USD	2,354,680	(0.96%)	02/17/51	428,701	—	587,250	158,549
CMBX.NA.AJ.4	GSC	USD	1,076,143	(0.96%)	02/17/51	177,538	—	268,387	90,849
CMBX.NA.AJ.4	MSC	USD	4,156,479	(0.96%)	02/17/51	1,624,937	—	1,036,612	(588,325)
CMBX.NA.AM.2	MSC	USD	3,222,029	(0.50%)	03/15/49	15,725	—	17,475	1,750
CMBX.NA.AM.2	DEUT	USD	6,291,450	(0.50%)	03/15/49	361,758	—	34,122	(327,636)
CMBX.NA.AM.2	CSI	USD	6,296,249	(0.50%)	03/15/49	385,645	—	34,148	(351,497)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

CMBX.NA.AM.4	CBK	USD	605,000	(0.50%)	02/17/51	$	13,554	$	—	$	16,956	$	3,402
CMBX.NA.AM.4	MSC	USD	2,410,000	(0.50%)	02/17/51		540,111		—		67,547		(472,564)
CMBX.NA.AS.6	CSI	USD	6,520,000	(1.00%)	05/11/63		84,331		—		145,954		61,623
CMBX.NA.AS.6	CSI	USD	1,035,000	(1.00%)	05/11/63		—		(2,023)		23,169		25,192
CMBX.NA.AS.7	CSI	USD	3,650,000	(1.00%)	01/17/47		82,690		—		113,711		31,021
CMBX.NA.AS.7	CBK	USD	2,900,000	(1.00%)	01/17/47		65,425		—		90,346		24,921
CMBX.NA.AS.7	CSI	USD	490,000	(1.00%)	01/17/47		2,545		—		15,265		12,720
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57		83,655		—		59,256		(24,399)
CMBX.NA.BBB.7	DEUT	USD	900,000	(3.00%)	01/17/47		67,791		—		81,358		13,567
CMBX.NA.BBB.7	CSFB	USD	1,765,000	(3.00%)	01/17/47		146,399		—		159,552		13,153
CMBX.NA.BBB.7	CSFB	USD	900,000	(3.00%)	01/17/47		70,524		—		81,358		10,834
CMBX.NA.BBB.7	DEUT	USD	920,000	(3.00%)	01/17/47		90,421		—		83,166		(7,255)
CMBX.NA.BBB.7	DEUT	USD	950,000	(3.00%)	01/17/47		121,806		—		85,560		(36,246)
CMBX.NA.BBB.7	MSC	USD	1,350,000	(3.00%)	01/17/47		168,541		—		121,586		(46,955)
CMBX.NA.BBB.7	GSC	USD	905,000	(3.00%)	01/17/47		130,157		—		81,810		(48,347)

Total						$	26,408,726	$	(127,764)	$	26,256,188	$	(24,774)

Sell protection:
CMBX.NA.A.2	MLI	USD	316,424	0.25%	03/15/49	$	—	$	(196,768)	$	(205,462)	$	(8,694)
CMBX.NA.A.2	MSC	USD	569,564	0.25%	03/15/49		—		(350,850)		(369,833)		(18,983)
CMBX.NA.A.2	GSC	USD	550,950	0.25%	03/15/49		—		(338,519)		(357,746)		(19,227)
CMBX.NA.A.2	BOA	USD	778,031	0.25%	03/15/49		—		(479,110)		(505,196)		(26,086)
CMBX.NA.A.2	MLI	USD	1,031,171	0.25%	03/15/49		—		(641,233)		(669,566)		(28,333)
CMBX.NA.A.2	MLI	USD	1,012,557	0.25%	03/15/49		—		(628,780)		(657,480)		(28,700)
CMBX.NA.A.2	GSC	USD	1,183,799	0.25%	03/15/49		—		(733,961)		(768,672)		(34,711)
CMBX.NA.A.2	MSC	USD	1,142,850	0.25%	03/15/49		—		(704,438)		(742,083)		(37,645)
CMBX.NA.A.2	CSI	USD	1,578,398	0.25%	03/15/49		—		(982,832)		(1,024,896)		(42,064)
CMBX.NA.A.2	BOA	USD	1,522,559	0.25%	03/15/49		—		(844,706)		(988,638)		(143,932)
CMBX.NA.A.6	GSC	USD	2,010,000	2.00%	05/11/63		26,238		—		(102,226)		(128,464)
CMBX.NA.AAA.6	JPM	USD	30,061,000	0.50%	05/11/63		—		(1,245,257)		(611,557)		633,700
CMBX.NA.AAA.6	UBS	USD	15,710,000	0.50%	05/11/63		—		(418,543)		(319,602)		98,941
CMBX.NA.AAA.6	JPM	USD	8,150,000	0.50%	05/11/63		—		(260,441)		(165,802)		94,639
CMBX.NA.AAA.6	UBS	USD	6,630,000	0.50%	05/11/63		—		(215,795)		(134,880)		80,915
CMBX.NA.AAA.6	BOA	USD	5,710,000	0.50%	05/11/63		—		(191,825)		(116,163)		75,662
CMBX.NA.AAA.6	BOA	USD	5,850,000	0.50%	05/11/63		—		(194,056)		(119,012)		75,044
CMBX.NA.AAA.6	BOA	USD	5,978,000	0.50%	05/11/63		—		(193,807)		(121,948)		71,859
CMBX.NA.AAA.6	BOA	USD	2,855,000	0.50%	05/11/63		—		(98,434)		(58,082)		40,352
CMBX.NA.AAA.6	CSI	USD	1,660,000	0.50%	05/11/63		—		(61,697)		(33,771)		27,926
CMBX.NA.AAA.6	GSC	USD	1,830,000	0.50%	05/11/63		—		(59,292)		(37,229)		22,063
CMBX.NA.AAA.6	DEUT	USD	1,570,000	0.50%	05/11/63		—		(53,701)		(31,940)		21,761
CMBX.NA.AAA.6	MSC	USD	1,335,000	0.50%	05/11/63		—		(45,663)		(27,159)		18,504
CMBX.NA.AAA.6	MLI	USD	5,505,000	0.50%	05/11/63		—		(128,198)		(112,299)		15,899
CMBX.NA.AAA.6	DEUT	USD	3,610,000	0.50%	05/11/63		—		(87,993)		(73,442)		14,551
CMBX.NA.AAA.6	MSC	USD	990,000	0.50%	05/11/63		—		(33,423)		(20,140)		13,283
CMBX.NA.AAA.6	GSC	USD	820,000	0.50%	05/11/63		—		(28,030)		(16,682)		11,348
CMBX.NA.AAA.6	CSFB	USD	2,635,000	0.50%	05/11/63		—		(62,992)		(53,752)		9,240
CMBX.NA.AAA.6	CSFB	USD	2,635,000	0.50%	05/11/63		—		(62,915)		(53,752)		9,163
CMBX.NA.AAA.6	MSC	USD	2,520,000	0.50%	05/11/63		—		(59,500)		(51,407)		8,093
CMBX.NA.AAA.6	GSC	USD	610,000	0.50%	05/11/63		—		(20,415)		(12,410)		8,005
CMBX.NA.AAA.6	MLI	USD	1,719,000	0.50%	05/11/63		—		(41,044)		(35,066)		5,978
CMBX.NA.AAA.6	MSC	USD	1,065,000	0.50%	05/11/63		—		(25,429)		(21,726)		3,703
CMBX.NA.AAA.6	GSC	USD	14,810,000	0.50%	05/11/63		—		(173,996)		(301,292)		(127,296)
CMBX.NA.BB.6	CSI	USD	6,250,000	5.00%	05/11/63		—		(735,450)		(692,250)		43,200
CMBX.NA.BB.6	CSI	USD	4,786,000	5.00%	05/11/63		79,784		—		(530,098)		(609,882)
CMBX.NA.BB.8	GSC	USD	2,005,000	5.00%	10/17/57		—		(681,310)		(487,232)		194,078
CMBX.NA.BB.8	MSC	USD	2,005,000	5.00%	10/17/57		—		(622,050)		(487,232)		134,818
CMBX.NA.BB.8	GSC	USD	2,005,000	5.00%	10/17/57		—		(608,193)		(487,232)		120,961
CMBX.NA.BB.8	GSC	USD	910,000	5.00%	10/17/57		—		(284,053)		(221,138)		62,915
CMBX.NA.BB.8	GSC	USD	705,000	5.00%	10/17/57		—		(115,373)		(171,321)		(55,948)
CMBX.NA.BB.8	CSI	USD	915,000	5.00%	10/17/57		—		(163,562)		(222,353)		(58,791)
CMBX.NA.BB.8	CSI	USD	675,000	5.00%	10/17/57		—		(99,210)		(164,030)		(64,820)
CMBX.NA.BB.8	MLI	USD	610,000	5.00%	10/17/57		—		(74,502)		(148,236)		(73,734)
CMBX.NA.BB.8	GSC	USD	915,000	5.00%	10/17/57		—		(148,292)		(222,353)		(74,061)
CMBX.NA.BB.8	CSI	USD	645,000	5.00%	10/17/57		—		(76,910)		(156,741)		(79,831)
CMBX.NA.BB.8	CSI	USD	910,000	5.00%	10/17/57		—		(133,750)		(221,137)		(87,387)
CMBX.NA.BB.8	CSI	USD	870,000	5.00%	10/17/57		—		(106,256)		(211,417)		(105,161)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

CMBX.NA.BB.8	CSI	USD	765,000	5.00%	10/17/57	$	—	$	(56,405)	$	(185,901)	$	(129,496)
CMBX.NA.BB.8	JPM	USD	770,000	5.00%	10/17/57		—		(56,774)		(187,117)		(130,343)
CMBX.NA.BB.8	GSC	USD	1,080,000	5.00%	10/17/57		—		(111,592)		(262,449)		(150,857)
CMBX.NA.BB.8	MLI	USD	1,350,000	5.00%	10/17/57		—		(174,615)		(328,061)		(153,446)
CMBX.NA.BB.8	GSC	USD	1,350,000	5.00%	10/17/57		—		(160,729)		(328,061)		(167,332)
CMBX.NA.BB.8	BCLY	USD	1,350,000	5.00%	10/17/57		—		(157,093)		(328,062)		(170,969)
CMBX.NA.BB.8	MSC	USD	1,410,000	5.00%	10/17/57		—		(163,900)		(342,642)		(178,742)
CMBX.NA.BB.8	UBS	USD	1,455,000	5.00%	10/17/57		—		(169,366)		(353,577)		(184,211)
CMBX.NA.BB.8	BCLY	USD	1,535,000	5.00%	10/17/57		—		(183,843)		(373,018)		(189,175)
CMBX.NA.BB.8	CSI	USD	1,535,000	5.00%	10/17/57		—		(181,129)		(373,018)		(191,889)
CMBX.NA.BB.8	MLI	USD	1,500,000	5.00%	10/17/57		—		(139,012)		(364,513)		(225,501)
CMBX.NA.BB.8	CSI	USD	1,955,000	5.00%	10/17/57		—		(234,101)		(475,082)		(240,981)
CMBX.NA.BB.8	CSI	USD	1,535,000	5.00%	10/17/57		—		(129,119)		(373,018)		(243,899)
CMBX.NA.BB.8	BCLY	USD	1,410,000	5.00%	10/17/57		—		(75,375)		(342,642)		(267,267)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57		—		(148,130)		(509,103)		(360,973)
CMBX.NA.BB.8	CSI	USD	3,070,000	5.00%	10/17/57		—		(371,227)		(746,036)		(374,809)
CMBX.NA.BB.8	BCLY	USD	2,085,000	5.00%	10/17/57		—		(127,239)		(506,673)		(379,434)
CMBX.NA.BB.8	BCLY	USD	4,235,000	5.00%	10/17/57		—		(480,091)		(1,029,141)		(549,050)
CMBX.NA.BB.9	GSC	USD	1,350,000	5.00%	09/15/58		—		(380,564)		(371,239)		9,325
CMBX.NA.BB.9	GSC	USD	675,000	5.00%	09/15/58		—		(190,282)		(185,620)		4,662
CMBX.NA.BB.9	GSC	USD	675,000	5.00%	09/15/58		—		(188,640)		(185,620)		3,020
CMBX.NA.BB.9	BOA	USD	675,000	5.00%	09/17/58		—		(192,238)		(185,620)		6,618
CMBX.NA.BB.9	JPM	USD	720,000	5.00%	09/17/58		—		(199,537)		(197,995)		1,542
CMBX.NA.BB.9	BOA	USD	665,000	5.00%	09/17/58		—		(184,294)		(182,870)		1,424
PrimeX.ARM.2	MSC	USD	3,865,972	4.58%	12/25/37		—		(283,714)		162,361		446,075

Total						$	106,022	$	(18,251,563)	$	(21,898,398)	$	(3,752,857)

Total traded indices						$	$26,514,748	$	(18,379,327)	$	4,357,790	$	(3,777,631)

Credit default swaps on single-name issues:
Buy protection:
Marathon Oil Corp.	JPM	USD	240,000	(1.00%)/5.27%	06/20/20	$	54,012	$	—	$	37,485	$	(16,527)

Credit default swaps on single-name issues:
Sell protection:
Republic of South Africa	GSC	USD	6,250,000	1.00%/2.75%	12/20/20	$	—	$	(605,556)	$	(478,362)	$	127,194
Republic of South Africa	CBK	USD	1,200,000	1.00%/2.75%	12/20/20		—		(123,832)		(91,846)		31,986

Total						$	—	$	(729,388)	$	(570,208)	$	159,180

Total single-name issues						$	54,012	$	(729,388)	$	(532,723)	$	142,653

Total OTC contracts						$	26,568,760	$	$(19,108,715)	$	$3,825,067	$	$(3,634,978)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2016
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	79,855,000	(5.00%)	06/20/21	$(1,549,307)	$(2,154,470)	$(605,163)
CDX.NA.IG.26	USD	49,178,000	(1.00%)	06/20/21	477,948	517,103	39,155
ITRAXX.EUR.24	EUR	48,184,000	(1.00%)	12/20/20	(295,488)	690,643	986,131
ITRAXX.EUR.24	EUR	56,335,000	(1.00%)	12/20/25	2,384,490	565,879	(1,818,611)
ITRAXX.XOV.24	EUR	4,766,000	(5.00%)	12/20/20	(267,158)	(401,319)	(134,161)

Total					$750,485	$(782,164)	$(1,532,649)

Total					$750,485	$(782,164)	$(1,532,649)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at March 31, 2016

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Fixed Rate equal to 3.300% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency	09/21/21	GSC	CNY 37,335,000	USD 5,729,742	$38,419	$—	$(283,855)	$(322,274)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.300% based on the notional amount of currency delivered	09/21/21	GSC	USD 5,729,742	CNY 37,335,000	—	(38,419)	(42,878)	(4,459)

Total						$38,419	$(38,419)	$(326,733)	$(326,733)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at March 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

BOA	1.81% Fixed	CPURNSA	USD	50,115,000	09/04/25	$—	$—	$(137,055)	$(137,055)
BOA	1.82% Fixed	CPURNSA	USD	39,085,000	09/22/25	—	—	(125,903)	(125,903)

Total						$—	$—	$(262,958)	$(262,958)

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2016

Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

3M USD LIBOR	1.78% Fixed	USD	56,975,000	06/15/26	$—	$—	$(516,842)	$(516,842)
3M USD LIBOR	1.79% Fixed	USD	57,178,000	06/15/26	—	—	(545,715)	(545,715)

Total					$—	$—	$(1,062,557)	$(1,062,557)

Foreign Currency Contracts Outstanding at March 31, 2016
Currency	Buy /Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	04/04/16	GSC	$4,529,053	$4,644,249	$115,196
BRL	Buy	04/04/16	MSC	4,467,012	4,551,470	84,458
BRL	Buy	04/04/16	MSC	4,697,800	4,644,250	(53,550)
BRL	Sell	04/04/16	GSC	4,697,800	4,644,250	53,550
BRL	Sell	04/04/16	MSC	2,478,395	2,724,493	(246,098)
BRL	Sell	04/04/16	MSC	5,873,336	6,471,227	(597,891)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

BRL	Sell	04/06/16	MSC	$4,717,702	$5,142,864	$(425,162)
BRL	Sell	07/05/16	GSC	3,360,044	3,440,028	(79,984)
CNY	Buy	07/28/16	JPM	2,666,294	2,573,378	(92,916)
CNY	Sell	07/28/16	GSC	523,954	530,379	(6,425)
CNY	Sell	07/28/16	DEUT	2,013,657	2,042,999	(29,342)
EUR	Buy	04/29/16	JPM	241,078	244,860	3,782
EUR	Buy	03/15/17	CBK	2,369,850	2,460,421	90,571
EUR	Buy	03/15/17	UBS	1,622,467	1,630,677	8,210
EUR	Buy	03/15/17	BOA	1,283,414	1,290,713	7,299
EUR	Buy	03/15/17	BOA	962,014	968,034	6,020
EUR	Sell	04/29/16	CBK	22,810,273	23,175,198	(364,925)
EUR	Sell	03/15/17	BOA	5,923,641	6,349,845	(426,204)
GBP	Buy	04/29/16	JPM	257,113	258,548	1,435
GBP	Sell	04/29/16	JPM	9,821,905	9,972,751	(150,846)
GBP	Sell	06/15/16	WEST	2,097,332	2,119,006	(21,674)
IDR	Buy	04/01/16	GSC	8,016,169	8,074,866	58,697
IDR	Buy	04/01/16	BCLY	8,042,659	8,074,866	32,207
IDR	Buy	05/18/16	GSC	2,688,608	3,108,904	420,296
IDR	Buy	09/21/16	GSC	7,686,674	7,626,677	(59,997)
IDR	Sell	04/01/16	GSC	8,174,656	8,074,865	99,791
IDR	Sell	04/01/16	BCLY	8,016,169	8,074,866	(58,697)
IDR	Sell	05/18/16	JPM	1,408,636	1,526,050	(117,414)
IDR	Sell	05/18/16	BCLY	1,465,119	1,582,854	(117,735)
IDR	Sell	09/21/16	HSBC	3,834,843	3,813,338	21,505
IDR	Sell	09/21/16	SCB	1,909,685	1,906,670	3,015
IDR	Sell	09/21/16	DEUT	1,906,886	1,906,669	217
MXN	Buy	06/15/16	RBC	1,765,099	1,774,704	9,605
MXN	Buy	06/15/16	SSG	366,952	369,496	2,544
MXN	Sell	06/15/16	SCB	2,063,040	2,144,199	(81,159)
PEN	Buy	06/15/16	SSG	1,425,877	1,444,977	19,100
PEN	Sell	06/15/16	SSG	33,063	34,049	(986)
PEN	Sell	06/15/16	CAL	386,448	402,013	(15,565)
PEN	Sell	06/15/16	JPM	971,667	1,008,915	(37,248)
RON	Sell	06/15/16	JPM	5,466,796	5,582,810	(116,014)
THB	Buy	06/15/16	MSC	3,871,423	3,888,189	16,766
THB	Buy	06/15/16	BOA	2,373,827	2,383,097	9,270
THB	Sell	06/15/16	SCB	6,187,430	6,271,286	(83,856)
TRY	Buy	06/15/16	BOA	5,653,314	5,788,616	135,302
TRY	Sell	05/04/16	CSFB	13,194,801	13,447,852	(253,051)
TRY	Sell	06/15/16	BOA	5,648,855	5,788,616	(139,761)
UYU	Buy	04/04/16	HSBC	3,934,666	3,985,804	51,138
UYU	Buy	04/04/16	HSBC	1,967,333	1,992,902	25,569
UYU	Buy	04/04/16	HSBC	1,970,831	1,992,902	22,071
UYU	Buy	04/04/16	JPM	1,991,771	1,992,902	1,131
UYU	Buy	04/04/16	CBK	1,991,771	1,992,902	1,131
UYU	Sell	04/04/16	HSBC	3,983,542	3,985,804	(2,262)
UYU	Sell	04/04/16	CBK	1,943,846	1,992,902	(49,056)
UYU	Sell	04/04/16	JPM	1,943,248	1,992,902	(49,654)
UYU	Sell	04/04/16	HSBC	1,931,012	1,992,902	(61,890)
UYU	Sell	04/04/16	HSBC	1,919,163	1,992,902	(73,739)
UYU	Sell	06/30/16	HSBC	1,889,035	1,931,957	(42,922)
UYU	Sell	06/30/16	HSBC	1,876,467	1,931,958	(55,491)
UYU	Sell	06/30/16	HSBC	3,784,974	3,863,914	(78,940)
ZAR	Buy	04/18/16	BNP	2,726,804	2,750,267	23,463
ZAR	Buy	06/15/16	BNP	1,294,055	1,304,714	10,659
ZAR	Sell	04/18/16	SSG	2,540,740	2,750,268	(209,528)
ZAR	Sell	06/15/16	GSC	1,187,481	1,304,714	(117,233)

Total						$(2,983,217)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CAL	Calyon Financial
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RON	New Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$923,976,760	$—	$923,976,760	$—
Corporate Bonds	935,246,823	—	935,246,823	—
Foreign Government Obligations	46,100,358	—	46,100,358	—
Municipal Bonds	31,124,367	—	31,124,367	—
Senior Floating Rate Interests	152,837,846	—	152,837,846	—
U.S. Government Agencies	1,296,123,900	—	1,296,123,900	—
U.S. Government Securities	83,142,749	—	83,142,749	—
Preferred Stocks	2,801,116	2,801,116	—	—
Short-Term Investments	21,741,909	21,741,909	—	—
Purchased Options	214,425	—	214,425	—
Foreign Currency Contracts(2)	1,333,998	—	1,333,998	—
Futures Contracts(2)	139,974	139,974	—	—
Swaps - Credit Default(2)	7,149,840	—	7,149,840	—

Total	$3,501,934,065	$24,682,999	$3,477,251,066	$—

Liabilities
Foreign Currency Contracts(2)	$(4,317,215)	$—	$(4,317,215)	$—
Futures Contracts(2)	(823,309)	(823,309)	—	—
Swaps - Credit Default(2)	(12,317,467)	—	(12,317,467)	—
Swaps - Cross Currency(2)	(326,733)	—	(326,733)	—
Swaps - Interest Rate(2)	(1,325,515)	—	(1,325,515)	—
TBA Sale Commitments	(134,536,846)	—	(134,536,846)	—

Total	$(153,647,085)	$(823,309)	$(152,823,776)	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 19.1%
	Asset-Backed - Automobile - 7.1%
$767,790	Ally Auto Receivables Trust 0.75%, 02/21/2017	$767,616
	AmeriCredit Automobile Receivables
1,660,000	1.26%, 04/08/2019	1,659,156
850,000	1.26%, 11/08/2019	848,577
560,000	1.52%, 06/10/2019	560,949
747,491	ARI Fleet Lease Trust 0.74%, 01/15/2021(1)(2)	746,597
	Capital Auto Receivables Asset Trust
2,000,000	0.99%, 10/20/2017	1,997,109
2,200,000	1.62%, 03/20/2019	2,203,071
1,885,000	CarMax Auto Owner Trust 1.09%, 04/15/2019	1,883,156
1,341,170	Chesapeake Funding LLC 0.86%, 03/07/2026(1)(2)	1,337,377
2,000,000	Chrysler Capital Auto Receivables Trust 1.76%, 12/16/2019(2)	2,007,595
890,515	Credit Acceptance Automotive Loan Trust 1.50%, 04/15/2021(2)	889,973
	Enterprise Fleet Financing LLC
468,017	0.87%, 09/20/2019(2)	466,606
387,641	1.06%, 03/20/2019(2)	387,453
1,750,000	Fifth Third Auto Trust 1.42%, 03/16/2020	1,754,614
975,503	First Investors Auto Owner Trust 1.06%, 11/15/2018(2)	974,018
3,000,000	Ford Credit Auto Lease Trust 1.38%, 12/15/2018	3,000,077
	Ford Credit Auto Owner Trust
278,287	0.57%, 10/15/2017	278,179
815,861	0.95%, 08/15/2018	816,195
2,000,000	GM Financial Automobile Leasing Trust 1.30%, 05/21/2018(2)	2,001,378
	M&T Bank Automotive Receivables Trust
1,063,663	1.06%, 11/15/2017(2)	1,064,089
4,250,000	1.57%, 08/15/2018(2)	4,258,183
	Nissan Auto Lease Trust
4,000,000	1.04%, 10/15/2019	3,999,339
2,500,000	1.18%, 12/15/2017	2,501,123
	Prestige Automotive Receivables Trust
248,401	0.97%, 03/15/2018(2)	248,254
1,800,000	2.28%, 08/15/2019(2)	1,802,212
	Westlake Automobile Receivables Trust
239,827	1.17%, 03/15/2018(2)	239,559
2,029,146	1.28%, 07/16/2018(2)	2,026,261
296,037	Wheels SPV LLC 0.84%, 03/20/2023(2)	295,083
1,680,000	World Omni Auto Receivables Trust 0.96%, 07/15/2019	1,677,486
	World Omni Automobile Lease Securitization Trust
1,085,100	1.06%, 05/15/2018	1,083,344
3,996,236	1.40%, 02/15/2019	3,996,994

		47,771,623

	Asset-Backed - Credit Card - 5.0%
	American Express Credit Account Master Trust
1,520,000	0.98%, 05/15/2019	1,521,060
1,485,000	1.26%, 01/15/2020	1,488,760
2,995,000	BA Credit Card Trust 0.82%, 06/15/2021(1)	2,992,602
1,085,000	Cabela’s Master Credit Card Master Note Trust 0.79%, 03/16/2020(1)	1,083,577

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$3,605,000	Capital One Multi-Asset Execution Trust 0.96%, 09/16/2019	$3,607,037
6,000,000	Chase Issuance Trust 0.86%, 11/16/2020(1)	6,012,824
	Citibank Credit Card Issuance Trust
3,660,000	0.85%, 11/07/2018(1)	3,660,325
2,045,000	1.02%, 02/22/2019	2,045,546
4,965,000	1.32%, 09/07/2018	4,974,159
3,125,000	Golden Credit Card Trust 0.87%, 03/15/2019(1)(2)	3,114,393
3,500,000	Synchrony Credit Card Master Note Trust 1.61%, 11/15/2020	3,510,883

		34,011,166

	Asset-Backed - Finance & Insurance - 3.5%
	Ally Master Owner Trust
4,380,000	0.91%, 01/15/2019(1)	4,373,904
2,500,000	0.93%, 10/15/2019(1)	2,492,490
2,000,000	1.54%, 09/15/2019	1,999,514
	Ford Credit Floorplan Master Owner Trust
2,105,000	0.84%, 02/15/2019(1)	2,101,224
1,380,000	1.04%, 08/15/2020(1)	1,373,353
1,150,000	GMF Floorplan Owner Revolving Trust 0.94%, 05/15/2020(1)(2)	1,141,164
1,467,303	John Deere Owner Trust 0.87%, 08/15/2017	1,467,269
1,811,917	Kubota Credit Owner Trust 1.16%, 05/15/2018(2)	1,809,750
1,092,467	MMAF Equipment Finance LLC 0.96%, 09/18/2017(2)	1,091,380
1,628,748	New York City Tax Lien 1.34%, 11/10/2028(2)	1,618,650
1,500,000	NRZ Advance Receivables Trust 2.54%, 11/15/2046(2)	1,501,305
1,235,000	Ocwen Master Advance Receivables Trust 2.53%, 11/15/2046(2)	1,234,608
1,756,956	Volvo Financial Equipment LLC 0.82%, 04/16/2018(2)	1,753,270

		23,957,881

	Commercial Mortgage - Backed Securities - 3.5%
	Bear Stearns Commercial Mortgage Securities Trust
1,689,231	5.20%, 12/11/2038	1,708,664
1,948,314	5.54%, 09/11/2041	1,954,048
237,667	5.80%, 09/11/2038(1)	237,515
2,192,441	Cobalt CMBS Commercial Mortgage Trust 5.22%, 08/15/2048	2,214,779
1,300,000	Commercial Mortgage Trust 1.91%, 01/10/2046	1,303,568
	Community or Commercial Mortgage Trust
1,130,000	1.24%, 03/15/2029(1)(2)	1,103,135
1,500,000	2.37%, 02/10/2029(2)	1,509,360
1,986,841	Credit Suisse Mortgage Capital Certificates 5.47%, 09/15/2039	2,001,718
63,799	GS Mortgage Securities Trust 5.56%, 11/10/2039	64,182
1,709,157	Hilton USA Trust 1.44%, 11/05/2030(1)(2)	1,703,690
	JP Morgan Chase Commercial Mortgage Securities Trust
28,069	3.85%, 06/15/2043(2)	28,045
465,685	5.94%, 04/17/2045(1)	465,450
2,314,521	LB-UBS Commercial Mortgage Trust 6.08%, 04/15/2041(1)	2,446,730
	Morgan Stanley Capital I Trust
2,500,000	2.11%, 03/15/2045	2,507,270
2,376,279	5.51%, 11/12/2049(1)	2,409,382

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,785,000	WFRBS Commercial Mortgage Trust 2.19%, 04/15/2045	$1,789,320

		23,446,856

	Total Asset & Commercial Mortgage Backed Securities (cost $129,632,509)	129,187,526

Corporate Bonds - 49.9%
	Aerospace/Defense - 0.3%
2,300,000	Rockwell Collins, Inc. 0.98%, 12/15/2016(1)	2,300,855

	Agriculture - 0.5%
2,000,000	BAT International Finance plc 1.14%, 06/15/2018(1)(2)	1,986,252
1,425,000	Reynolds American, Inc. 2.30%, 06/12/2018	1,453,454

		3,439,706

	Auto Manufacturers - 5.1%
	American Honda Finance Corp.
2,500,000	1.08%, 07/13/2018(1)	2,494,690
3,250,000	1.12%, 10/07/2016(1)	3,256,763
	Daimler Finance North America LLC
2,000,000	1.05%, 03/02/2018(1)(2)	1,978,316
2,000,000	1.65%, 05/18/2018(2)	1,998,914
	Ford Motor Credit Co. LLC
2,150,000	1.40%, 01/17/2017(1)	2,151,976
2,500,000	1.46%, 03/12/2019(1)	2,438,568
2,000,000	1.72%, 12/06/2017	1,985,256
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(2)	1,522,679
	Nissan Motor Acceptance Corp.
1,375,000	1.18%, 03/03/2017(1)(2)	1,375,518
1,975,000	1.33%, 09/26/2016(1)(2)	1,977,040
2,000,000	1.50%, 03/02/2018(2)	2,000,526
	PACCAR Financial Corp.
1,500,000	1.24%, 12/06/2018(1)	1,503,213
1,000,000	1.40%, 05/18/2018	1,001,198
	Toyota Motor Credit Corp.
2,000,000	0.91%, 05/17/2016(1)	2,000,938
1,850,000	0.94%, 01/12/2018(1)	1,847,543
2,000,000	1.13%, 05/16/2017	2,003,512
3,000,000	Volkswagen Group of America Finance LLC 1.09%, 05/22/2018(1)(2)	2,922,897

		34,459,547

	Beverages - 1.6%
5,000,000	Anheuser-Busch InBev Worldwide, Inc. 1.02%, 02/01/2019(1)	4,971,600
6,000,000	SABMiller Holdings, Inc. 1.31%, 08/01/2018(1)(2)	5,971,680

		10,943,280

	Chemicals - 0.3%
2,000,000	Monsanto Co. 1.15%, 06/30/2017	1,996,050

	Commercial Banks - 22.6%
	Abbey National Treasury Services plc
1,500,000	1.04%, 09/29/2017(1)	1,491,357
2,500,000	1.48%, 08/24/2018(1)	2,481,203
2,150,000	ABN Amro Bank N.V. 1.05%, 06/06/2016(1)(2)	2,150,344
3,000,000	Australia & New Zealand Banking Group Ltd. 1.00%, 01/10/2017(1)(2)	3,002,331
	Bank of America Corp.
2,000,000	1.66%, 01/15/2019(1)	1,990,142
2,000,000	1.69%, 03/22/2018(1)	2,003,500

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$2,000,000	1.70%, 08/25/2017	$2,002,692
1,280,000	2.00%, 01/11/2018	1,285,271
720,000	5.65%, 05/01/2018	772,899
	Bank of Montreal
4,000,000	1.14%, 07/15/2016(1)	4,004,312
2,000,000	1.40%, 04/10/2018	1,997,676
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.94%, 09/08/2017(1)(2)	1,990,406
2,815,000	Barclays Bank plc 1.20%, 02/17/2017(1)	2,812,607
2,500,000	BB&T Corp. 1.28%, 02/01/2019(1)	2,471,755
5,000,000	BNP Paribas S.A. 1.22%, 12/12/2016(1)	5,005,630
6,000,000	BPCE S.A. 1.47%, 02/10/2017(1)	6,014,664
2,500,000	Branch Banking & Trust Co. 1.07%, 12/01/2016(1)	2,501,130
6,000,000	Canadian Imperial Bank of Commerce 1.14%, 07/18/2016(1)	6,007,716
	Citigroup, Inc.
2,500,000	1.30%, 11/15/2016(1)	2,503,527
4,000,000	1.39%, 04/08/2019(1)	3,940,428
2,000,000	Commonwealth Bank of Australia 1.12%, 09/20/2016(1)(2)	2,002,724
	Credit Agricole S.A.
3,000,000	1.48%, 10/03/2016(1)(2)	3,006,105
2,500,000	1.61%, 06/10/2020(1)(2)	2,467,875
2,250,000	Credit Suisse AG 1.30%, 04/27/2018(1)	2,230,994
1,700,000	Credit Suisse AG 1.38%, 05/26/2017	1,695,175
2,250,000	Credit Suisse New York 1.70%, 04/27/2018	2,240,235
	Deutsche Bank AG London
2,000,000	1.23%, 02/13/2017(1)	1,994,360
2,000,000	1.35%, 05/30/2017	1,985,486
	Fifth Third Bancorp
2,500,000	1.35%, 06/01/2017	2,499,157
2,000,000	1.53%, 08/20/2018(1)	1,996,150
	Goldman Sachs Group, Inc.
2,000,000	1.72%, 11/15/2018(1)	1,999,800
2,000,000	1.78%, 04/23/2020(1)	1,987,600
3,000,000	1.82%, 04/30/2018(1)	3,012,690
3,000,000	HSBC Bank plc 1.26%, 05/15/2018(1)(2)	2,984,157
1,000,000	Huntington National Bank 1.04%, 04/24/2017(1)	996,686
	ING Bank N.V.
2,300,000	1.19%, 03/16/2018(1)(2)	2,289,760
	JP Morgan Chase & Co.
1,500,000	1.15%, 03/01/2018(1)	1,486,148
3,000,000	1.25%, 01/28/2019(1)	2,986,782
1,600,000	KeyBank NA 1.16%, 06/01/2018(1)	1,591,427
2,000,000	Lloyds Bank plc 1.16%, 03/16/2018(1)	1,985,314
	Manufacturers & Traders Trust Co.
3,000,000	0.99%, 01/30/2017(1)	2,995,887
1,500,000	1.40%, 07/25/2017	1,496,813
	Morgan Stanley
3,000,000	1.47%, 01/24/2019(1)	2,978,364
1,275,000	5.95%, 12/28/2017	1,364,123
3,000,000	Nordea Bank AB 0.99%, 04/04/2017(1)(2)	2,998,953

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$7,500,000	PNC Bank NA 1.15%, 11/01/2016	$7,509,630
3,000,000	Royal Bank of Canada 0.95%, 01/23/2017(1)	2,999,163
2,000,000	Santander Bank NA 1.55%, 01/12/2018(1)	1,981,934
3,000,000	Societe Generale S.A. 1.71%, 10/01/2018(1)	3,005,649
2,000,000	Standard Chartered plc 1.26%, 04/17/2018(1)(2)	1,979,560
3,000,000	Sumitomo Mitsui Banking Corp. 1.05%, 01/10/2017(1)	2,997,003
3,000,000	SunTrust Banks, Inc. 1.06%, 02/15/2017(1)	2,992,767
6,000,000	Svenska Handelsbanken AB 1.10%, 09/23/2016(1)	6,006,954
	Toronto-Dominion Bank
3,000,000	0.85%, 05/02/2017(1)	2,996,520
3,000,000	1.10%, 09/09/2016(1)	3,004,467
875,000	U.S. Bancorp 1.11%, 11/15/2018(1)	868,127
2,000,000	Wells Fargo & Co. 1.15%, 06/02/2017	2,002,164
	Wells Fargo Bank NA
1,450,000	0.78%, 06/02/2016(1)	1,450,418
1,500,000	1.65%, 01/22/2018	1,511,280

		153,007,991

	Diversified Financial Services - 3.5%
	American Express Credit Corp.
1,500,000	1.13%, 06/05/2017	1,498,635
1,500,000	1.13%, 07/29/2016(1)	1,501,907
2,500,000	1.19%, 03/18/2019(1)	2,464,750
	Capital One Bank USA NA
2,500,000	1.15%, 11/21/2016	2,500,217
1,500,000	1.30%, 06/05/2017	1,496,234
	General Electric Co.
2,000,000	0.90%, 05/15/2017(1)	2,002,910
3,000,000	1.34%, 04/02/2018(1)	3,010,626
3,750,000	Macquarie Group Ltd. 1.62%, 01/31/2017(1)(2)	3,749,359
4,000,000	National Rural Utilities Cooperative Finance Corp. 0.92%, 11/23/2016(1)	4,000,664
1,700,000	Synchrony Financial 1.85%, 02/03/2020(1)	1,643,274

		23,868,576

	Electric - 1.5%
6,000,000	Duke Energy Indiana, Inc. 0.97%, 07/11/2016(1)	6,001,824
905,000	Exelon Corp. 1.55%, 06/09/2017	903,558
3,165,000	NSTAR Electric Co. 0.86%, 05/17/2016(1)	3,165,029

		10,070,411

	Electronics - 0.2%
1,450,000	Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	1,449,049

	Gas - 0.6%
4,000,000	Dominion Gas Holdings LLC 1.05%, 11/01/2016	4,001,012

	Healthcare-Products - 0.5%
1,820,000	Medtronic, Inc. 1.50%, 03/15/2018	1,835,668

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$1,750,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	$1,749,416

		3,585,084

	Healthcare-Services - 0.4%
2,700,000	UnitedHealth Group, Inc. 1.07%, 01/17/2017(1)	2,702,306

	Home Furnishings - 0.4%
2,645,000	Whirlpool Corp. 1.35%, 03/01/2017	2,644,190

	Insurance - 2.1%
3,500,000	New York Life Global Funding 1.13%, 03/01/2017(2)	3,509,205
3,500,000	Pricoa Global Funding I 1.15%, 11/25/2016(2)	3,501,047
	Principal Life Global Funding II
2,000,000	1.13%, 02/24/2017(2)	2,000,658
1,450,000	1.20%, 05/19/2017(2)	1,451,264
4,000,000	Prudential Financial, Inc. 1.40%, 08/15/2018(1)	3,990,348

		14,452,522

	Machinery - Construction & Mining - 0.3%
2,175,000	Caterpillar Financial Services Corp. 0.86%, 03/03/2017(1)	2,176,827

	Media - 1.0%
3,000,000	NBCUniversal Enterprise, Inc. 1.31%, 04/15/2018(1)(2)	2,995,623
	Thomson Reuters Corp.
700,000	0.88%, 05/23/2016	699,837
3,000,000	1.30%, 02/23/2017	2,994,648

		6,690,108

	Oil & Gas - 3.2%
	BP Capital Markets plc
3,000,000	1.04%, 11/07/2016(1)	2,997,609
4,000,000	1.26%, 09/26/2018(1)	3,934,304
2,345,000	1.67%, 02/13/2018	2,347,821
3,000,000	ConocoPhillips Co. 0.95%, 05/15/2018(1)	2,890,317
4,250,000	Devon Energy Corp. 1.17%, 12/15/2016(1)	4,164,520
2,500,000	Exxon Mobil Corp. 1.44%, 03/01/2018	2,517,845
3,000,000	Statoil ASA 1.08%, 11/08/2018(1)	2,964,210

		21,816,626

	Oil & Gas Services - 0.3%
1,800,000	Schlumberger Holdings Corp. 1.90%, 12/21/2017(2)	1,795,725

	Pharmaceuticals - 2.4%
	Actavis Funding SCS
2,000,000	1.30%, 06/15/2017	1,992,908
4,700,000	1.71%, 03/12/2018(1)	4,725,855
1,750,000	Baxalta, Inc. 1.40%, 06/22/2018(1)(2)	1,714,877
2,000,000	Bayer US Finance LLC 0.89%, 10/06/2017(1)(2)	1,996,706
1,500,000	Express Scripts Holding Co. 1.25%, 06/02/2017	1,496,948
3,300,000	McKesson Corp. 1.29%, 03/10/2017	3,305,999

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$935,000	Perrigo Co. plc 1.30%, 11/08/2016	$930,624

		16,163,917

	Pipelines - 0.6%
	Enbridge, Inc.
1,800,000	1.08%, 06/02/2017(1)	1,725,300
2,000,000	1.28%, 10/01/2016(1)	1,980,472

		3,705,772

	Real Estate Investment Trusts - 0.7%
	Ventas Realty L.P.
570,000	1.25%, 04/17/2017	567,629
4,000,000	1.55%, 09/26/2016	4,004,336

		4,571,965

	Retail - 0.4%
	CVS Health Corp.
1,085,000	1.20%, 12/05/2016	1,087,048
1,500,000	1.90%, 07/20/2018	1,521,890

		2,608,938

	Software - 0.6%
405,000	Fidelity National Information Services, Inc. 1.45%, 06/05/2017	401,886
3,500,000	Hewlett Packard Enterprise Co. 2.45%, 10/05/2017(2)	3,522,851

		3,924,737

	Telecommunications - 0.6%
	British Telecommunications plc
1,190,000	1.25%, 02/14/2017	1,189,549
3,135,000	1.63%, 06/28/2016	3,138,919

		4,328,468

	Trucking & Leasing - 0.2%
1,145,000	GATX Corp. 1.25%, 03/04/2017	1,136,976

	Total Corporate Bonds (cost $338,835,272)	337,840,638

Municipal Bonds - 0.5%
	Education - 0.3%
2,000,000	New Jersey State Econ DA 1.10%, 06/15/2016	1,998,080

	General - 0.2%
1,750,000	State of Illinois 5.13%, 07/01/2017	1,808,310

	Total Municipal Bonds (cost $3,821,775)	3,806,390

U.S. Government Agencies - 20.3%
	FFCB - 10.4%
27,000,000	0.45%, 09/08/2016	26,990,469
30,000,000	0.50%, 06/27/2016	29,993,220
13,565,000	0.59%, 02/06/2017	13,560,076

		70,543,765

	FHLMC - 7.7%
7,165,000	0.63%, 11/01/2016	7,167,458
19,750,000	0.70%, 01/27/2017	19,749,585
5,000,000	0.88%, 10/14/2016	5,012,115
20,000,000	0.88%, 02/22/2017	20,039,080

		51,968,238

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	FNMA - 2.2%
$7,500,000	0.63%, 08/26/2016		$7,504,890
7,500,000	1.25%, 09/28/2016		7,526,730

			15,031,620

	Total U.S. Government Agencies (cost $137,538,628)		137,543,623

U.S. Government Securities - 9.6%
	Other Direct Federal Obligations - 3.7%

	FHLB - 3.7%
10,000,000	0.75%, 02/13/2017		10,011,360
10,000,000	0.38%, 08/25/2016		9,998,940
5,000,000	0.38%, 07/22/2016		5,001,290

			25,011,590

			25,011,590

	U.S. Treasury Securities - 5.9%
	U.S. Treasury Notes - 5.9%
20,000,000	0.50%, 01/31/2017		19,985,160
20,000,000	0.50%, 02/28/2017		19,978,900

			39,964,060

			39,964,060

	Total U.S. Government Securities (cost $64,924,151)		64,975,650

	Total Long-Term Investments (cost $674,752,336)		673,353,827

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
560,898	Fidelity Money Market Class 1		560,898

	Total Short-Term Investments (cost $560,898)		560,898

	Total Investments (cost $675,313,234)^	99.5%	$673,914,725
	Other Assets and Liabilities	0.5%	3,087,496

	Total Net Assets	100.0%	$677,002,221

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	487,143
Unrealized Depreciation		(1,885,652)

Net Unrealized Depreciation	$	(1,398,509)

(1)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $109,196,740, which represents 16.1% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Municipal Abbreviations:
DA	Development Authority

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$129,187,526	$—	$129,187,526	$—
Corporate Bonds	337,840,638	—	337,840,638	—
Municipal Bonds	3,806,390	—	3,806,390	—
U.S. Government Agencies	137,543,623	—	137,543,623	—
U.S. Government Securities	64,975,650	—	64,975,650	—
Short-Term Investments	560,898	560,898	—	—

Total	$673,914,725	$560,898	$673,353,827	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Value HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Banks - 12.4%
247,945	Citigroup, Inc.	$10,351,704
315,272	JP Morgan Chase & Co.	18,670,408
52,590	M&T Bank Corp.	5,837,490
126,290	PNC Financial Services Group, Inc.	10,680,345
395,095	Wells Fargo & Co.	19,106,794

		64,646,741

	Capital Goods - 10.5%
37,255	3M Co.	6,207,801
151,225	Eaton Corp. plc	9,460,636
153,980	Fortune Brands Home & Security, Inc.	8,629,039
356,350	General Electric Co.	11,328,367
20,550	Illinois Tool Works, Inc.	2,105,142
106,835	Ingersoll-Rand plc	6,624,838
79,530	Triumph Group, Inc.	2,503,604
76,810	United Technologies Corp.	7,688,681

		54,548,108

	Commercial & Professional Services - 1.3%
130,100	Nielsen Holdings plc	6,851,066

	Consumer Durables & Apparel - 1.9%
265,535	PulteGroup, Inc.	4,968,160
48,725	PVH Corp.	4,826,698

		9,794,858

	Consumer Services - 2.3%
236,690	Hilton Worldwide Holdings, Inc.	5,330,259
120,210	Norwegian Cruise Line Holdings Ltd.*	6,646,411

		11,976,670

	Diversified Financials - 5.6%
53,680	Ameriprise Financial, Inc.	5,046,457
24,755	BlackRock, Inc.	8,430,810
32,280	Goldman Sachs Group, Inc.	5,067,315
19,785	Intercontinental Exchange, Inc.	4,652,245
185,560	Invesco Ltd.	5,709,681
230,200	Solar Cayman Ltd.*(1)(2)(3)	49,723

		28,956,231

	Energy - 10.0%
55,015	Anadarko Petroleum Corp.	2,562,049
19,700	Canadian Natural Resources Ltd.	531,900
125,305	Chevron Corp.	11,954,097
89,550	EOG Resources, Inc.	6,499,539
100,645	Exxon Mobil Corp.	8,412,915
165,725	Halliburton Co.	5,919,697
430,819	Marathon Oil Corp.	4,799,324
56,670	Occidental Petroleum Corp.	3,877,928
39,620	Pioneer Natural Resources Co.	5,576,119
249,020	Southwestern Energy Co.*	2,009,591

		52,143,159

	Food & Staples Retailing - 1.3%
64,770	CVS Health Corp.	6,718,592

	Food, Beverage & Tobacco - 3.5%
97,748	British American Tobacco plc	5,715,903
26,115	Diageo plc ADR	2,817,025
44,270	Ingredion, Inc.	4,727,593
62,993	Kraft Heinz Co.	4,948,730

		18,209,251

	Health Care Equipment & Services - 3.7%
67,730	Baxter International, Inc.	2,782,348
112,536	Medtronic plc	8,440,200

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

60,805	UnitedHealth Group, Inc.	$7,837,765

		19,060,313

	Insurance - 6.0%
94,305	American International Group, Inc.	5,097,185
69,390	Chubb Ltd.	8,267,818
102,120	Marsh & McLennan Cos., Inc.	6,207,875
134,620	MetLife, Inc.	5,915,203
82,595	Principal Financial Group, Inc.	3,258,373
87,405	Unum Group	2,702,563

		31,449,017

	Materials - 3.7%
38,600	Agrium, Inc.	3,407,994
130,980	Dow Chemical Co.	6,661,643
72,645	International Paper Co.	2,981,351
55,165	Nucor Corp.	2,609,304
159,265	Steel Dynamics, Inc.	3,585,055

		19,245,347

	Media - 3.4%
121,010	CBS Corp. Class B	6,666,441
96,545	Comcast Corp. Class A	5,896,968
125,660	Thomson Reuters Corp.	5,086,717

		17,650,126

	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
18,200	Allergan plc*	4,878,146
34,590	Amgen, Inc.	5,186,079
173,550	AstraZeneca plc ADR	4,887,168
119,200	Bristol-Myers Squibb Co.	7,614,496
41,870	Gilead Sciences, Inc.	3,846,178
239,950	Merck & Co., Inc.	12,695,755
134,624	Pfizer, Inc.	3,990,255
25,047	Roche Holding AG	6,150,047

		49,248,124

	Retailing - 4.0%
37,540	Home Depot, Inc.	5,008,962
69,500	Liberty Interactive Corp. QVC Group Class A*	1,754,875
71,030	Lowe’s Cos., Inc.	5,380,522
58,050	Nordstrom, Inc.	3,321,041
42,250	Signet Jewelers Ltd.	5,240,268

		20,705,668

	Semiconductors & Semiconductor Equipment - 5.0%
47,390	Analog Devices, Inc.	2,805,014
328,610	Intel Corp.	10,630,533
213,965	Maxim Integrated Products, Inc.	7,869,633
95,470	QUALCOMM, Inc.	4,882,336

		26,187,516

	Software & Services - 3.7%
270,605	Microsoft Corp.	14,945,514
235,875	Symantec Corp.	4,335,383

		19,280,897

	Technology Hardware & Equipment - 3.5%
630,160	Cisco Systems, Inc.	17,940,655

	Telecommunication Services - 1.8%
172,440	Verizon Communications, Inc.	9,325,555

	Transportation - 1.1%
70,220	Union Pacific Corp.	5,586,001

	Utilities - 3.8%
40,670	Dominion Resources, Inc.	3,055,131
77,890	Edison International	5,599,512
130,545	Eversource Energy	7,615,995

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

28,565	NextEra Energy, Inc.		$3,380,382

			19,651,020

	Total Common Stocks (cost $412,612,248)		509,174,915

	Total Long-Term Investments (cost $412,612,248)		509,174,915
Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
7,350,658	BlackRock Liquidity Funds TempFund Portfolio		7,350,658

	Total Short-Term Investments (cost $7,350,658)		7,350,658

	Total Investments (cost $419,962,906)^	99.4%	$516,525,573
	Other Assets and Liabilities	0.6%	3,219,407

	Total Net Assets	100.0%	$519,744,980

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$121,368,255
Unrealized Depreciation	(24,805,588)

Net Unrealized Appreciation	$96,562,667

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2016, the aggregate value of this security was $49,723, which represents 0.0% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of this security was $49,723, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2007	230,200	Solar Cayman Ltd.	$67,469

At March 31, 2016, the aggregate value of these securities was $49,723, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$64,646,741	$64,646,741	$—	$—
Capital Goods	54,548,108	54,548,108	—	—
Commercial & Professional Services	6,851,066	6,851,066	—	—
Consumer Durables & Apparel	9,794,858	9,794,858	—	—
Consumer Services	11,976,670	11,976,670	—	—
Diversified Financials	28,956,231	28,906,508	—	49,723
Energy	52,143,159	52,143,159	—	—
Food & Staples Retailing	6,718,592	6,718,592	—	—
Food, Beverage & Tobacco	18,209,251	12,493,348	5,715,903	—
Health Care Equipment & Services	19,060,313	19,060,313	—	—
Insurance	31,449,017	31,449,017	—	—
Materials	19,245,347	19,245,347	—	—
Media	17,650,126	17,650,126	—	—
Pharmaceuticals, Biotechnology & Life Sciences	49,248,124	43,098,077	6,150,047	—
Retailing	20,705,668	20,705,668	—	—
Semiconductors & Semiconductor Equipment	26,187,516	26,187,516	—	—
Software & Services	19,280,897	19,280,897	—	—
Technology Hardware & Equipment	17,940,655	17,940,655	—	—
Telecommunication Services	9,325,555	9,325,555	—	—
Transportation	5,586,001	5,586,001	—	—
Utilities	19,651,020	19,651,020	—	—
Short-Term Investments	7,350,658	7,350,658	—	—

Total	$516,525,573	$504,609,900	$11,865,950	$49,723

(1)	For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Total

Beginning balance	$49,723	$49,723
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-

Ending balance	$49,723	$49,723

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, if applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 25, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 25, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 25, 2016	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller